Schedule of Investments (unaudited) July 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities
American Express Credit Account Master Trust Series 2018-2, Class A, 3.01%, 10/15/25	$3,000	$3,206,107
Drive Auto Receivables Trust Series 2018-2, Class D, 4.14%, 08/15/24 (Call 03/15/22)	3,000	3,107,849
GM Financial Automobile Leasing Trust Series 2020-2, Class A3, 0.80%, 07/20/23 (Call 02/20/23)	2,790	2,806,264
GM Financial Consumer Automobile Receivables Trust
Series 2019-2, Class A4, 2.65%, 02/16/24 (Call 11/16/22)	1,645	1,682,510
Series 2020-2, Class A3, 1.49%, 12/16/24 (Call 12/16/23)	1,861	1,899,342
Honda Auto Receivables Owner Trust
1.09%, 10/15/26 (Call 08/15/23)	2,750	2,803,213
Series 2019-2, Class A4, 2.54%, 03/21/25 (Call 11/21/22)	2,375	2,490,480
Nissan Auto Lease Trust
Series 2020-A, Class A3, 1.84%, 01/17/23 (Call 11/15/22)	2,000	2,030,109
Series 2020-A, Class A4, 1.88%, 04/15/25 (Call 11/15/22)	1,870	1,911,875
Santander Drive Auto Receivables Trust
Series 2018-4, Class C, 3.56%, 07/15/24 (Call 05/15/22)	2,000	2,039,860
Series 2020-1, Class C, 4.11%, 12/15/25 (Call 03/15/24)	1,018	1,087,017
USAA Auto Owner Trust Series 2019-1, Class A4, 2.14%, 11/15/24 (Call 06/15/22)	4,070	4,190,182

Total Asset-Backed Securities — 0.7% (Cost: $28,605,819)		29,254,808

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 1.4%
Benchmark Mortgage Trust, Series 2018-B4, Class A2, 3.98%, 07/15/51	3,500	3,732,725
COMM Mortgage Trust
3.33%, 11/10/47	4,000	4,299,838
Series 2012-CR1, Class A3, 3.39%, 05/15/45	750	773,160
Series 2013-CR12, Class A4, 4.05%, 10/10/46	2,000	2,178,411
Series 2013-CR8, Class A5, 3.61%, 06/10/46(a)	5,366	5,708,468
Series 2013-CR9, Class A4, 4.22%, 07/10/45(a)	2,000	2,146,991
Series 2014-CR20, Class A4, 3.59%, 11/10/47	4,200	4,577,054
Freddie Mac Multifamily Structured Pass Through Certificates, 2.49%, 11/25/24	3,275	3,414,035
GS Mortgage Securities Trust
Series 2014-GC20, Class AAB, 3.66%, 04/10/47	1,851	1,927,725
Series 2014-GC24, Class A4, 3.67%, 09/10/47	2,000	2,131,416
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2013-C16, Class A4, 4.17%, 12/15/46	2,831	3,079,811
Series 2014-C20, Class A5, 3.80%, 07/15/47	150	163,524
JPMBB Commercial Mortgage Securities Trust
Series 2014-C18, Class A5, 4.08%, 02/15/47 (Call 02/11/24)	225	245,777
Series 2014-C22, Class A4, 3.80%, 09/15/47 (Call 07/15/24)	3,000	3,274,948
Series 2015-C27, Class AS, 3.02%, 02/15/48 (Call 11/15/24)	1,789	1,864,703
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C10, Class A4, 4.08%, 07/15/46(a)	3,000	3,228,697

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2013-C10, Class AS, 4.08%, 07/15/46(a)	$1,000	$1,068,778
Series 2013-C11, Class A4, 4.15%, 08/15/46(a)	1,000	1,081,278
Series 2013-C7, Class A3, 2.66%, 02/15/46	2,020	2,075,982
Series 2014-C17, Class A4, 3.44%, 08/15/47	3,000	3,176,422
Series 2014-C18, Class ASB, 3.62%, 10/15/47	1,508	1,571,419
Series 2015-C22, Class A4, 3.31%, 04/15/48	250	271,031
Morgan Stanley Capital I Trust, Series 2019-L3, Class AS, 3.49%, 11/15/52	970	1,045,633
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A4, 3.18%, 03/10/46	800	831,612
Wells Fargo Commercial Mortgage Trust, Series 2014-LC18, Class ASB, 3.24%, 12/15/47	1,327	1,386,183
WFRBS Commercial Mortgage Trust, Series 2012-C10, Class A3, 2.88%, 12/15/45	3,000	3,091,159

		58,346,780

Total Collaterized Mortgage Obligations — 1.4% (Cost: $57,144,387)		58,346,780

Corporate Bonds & Notes

Advertising — 0.1%
Interpublic Group of Companies Inc. (The)
3.75%, 10/01/21	323	334,505
3.75%, 02/15/23	316	335,314
4.20%, 04/15/24	274	303,216
Lamar Media Corp., 5.00%, 05/01/23 (Call 05/01/21)	187	188,870
MDC Partners Inc., 6.50%, 05/01/24 (Call 05/01/21)(b)	300	287,391
Omnicom Group Inc./Omnicom Capital Inc.
3.63%, 05/01/22	865	912,108
3.65%, 11/01/24 (Call 08/01/24)	67	74,170
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.63%, 02/15/24 (Call 02/15/21)	170	172,562
6.25%, 06/15/25 (Call 06/15/22)(b)	175	178,372
WPP Finance 2010
3.63%, 09/07/22	148	154,980
3.75%, 09/19/24	268	294,007

		3,235,495

Aerospace & Defense — 0.4%
Airbus Finance BV, 2.70%, 04/17/23(b)	524	545,149
BAE Systems Holdings Inc., 3.80%, 10/07/24(b)	46	51,280
BAE Systems PLC, 4.75%, 10/11/21(b)	81	84,732
Boeing Co. (The)
1.88%, 06/15/23 (Call 04/15/23)	340	338,531
2.13%, 03/01/22 (Call 02/01/22)	280	280,720
2.30%, 08/01/21	200	201,514
2.35%, 10/30/21	225	227,367
2.70%, 05/01/22	122	123,698
2.80%, 03/01/23 (Call 02/01/23)	170	172,837
2.80%, 03/01/24 (Call 02/01/24)	263	267,282
2.85%, 10/30/24 (Call 07/30/24)	61	61,021
4.51%, 05/01/23 (Call 04/01/23)	847	886,030
4.88%, 05/01/25 (Call 04/01/25)	1,318	1,426,208
8.75%, 08/15/21	44	47,091
Bombardier Inc.
5.75%, 03/15/22(b)	175	166,159
6.00%, 10/15/22 (Call 08/31/20)(b)	475	438,966
6.13%, 01/15/23(b)	445	391,564
7.50%, 12/01/24 (Call 12/01/20)(b)	350	283,325
7.50%, 03/15/25 (Call 03/15/21)(b)	550	444,620

1

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Aerospace & Defense (continued)
8.75%, 12/01/21(b)	$400	$399,976
Embraer Netherlands Finance BV, 5.05%, 06/15/25	400	372,516
Embraer Overseas Ltd., 5.70%, 09/16/23(b)	25	25,079
Embraer SA, 5.15%, 06/15/22	656	658,165
General Dynamics Corp.
1.88%, 08/15/23 (Call 06/15/23)	186	193,816
2.25%, 11/15/22 (Call 08/15/22)	417	432,713
2.38%, 11/15/24 (Call 09/15/24)	112	120,291
3.25%, 04/01/25 (Call 03/01/25)	805	899,571
3.38%, 05/15/23 (Call 04/15/23)	620	669,507
3.50%, 05/15/25 (Call 03/15/25)	6	6,782
Howmet Aerospace Inc.
5.13%, 10/01/24 (Call 07/01/24)	480	515,606
5.87%, 02/23/22	200	212,386
6.88%, 05/01/25 (Call 04/01/25)	375	425,186
L3Harris Technologies Inc.
3.83%, 04/27/25 (Call 01/27/25)	24	27,050
3.85%, 06/15/23 (Call 05/15/23)	547	595,300
3.95%, 05/28/24 (Call 02/28/24)	335	369,636
Lockheed Martin Corp.
2.90%, 03/01/25 (Call 12/01/24)	257	282,713
3.10%, 01/15/23 (Call 11/15/22)	223	237,250
3.35%, 09/15/21	363	375,487
Northrop Grumman Corp.
2.55%, 10/15/22 (Call 09/15/22)	1,220	1,274,705
2.93%, 01/15/25 (Call 11/15/24)	670	729,282
3.25%, 08/01/23	83	89,764
Raytheon Technologies Corp.
2.50%, 12/15/22 (Call 09/15/22)(b)	605	628,976
2.80%, 03/15/22 (Call 02/15/22)(b)	546	564,668
3.20%, 03/15/24 (Call 01/15/24)(b)	74	80,156
3.70%, 12/15/23 (Call 09/15/23)(b)	59	64,617
Spirit AeroSystems Inc.
3.95%, 06/15/23 (Call 05/15/23)	155	130,665
7.50%, 04/15/25 (Call 04/15/22)(b)	390	383,815
SSL Robotics LLC, 9.75%, 12/31/23 (Call 12/15/21)(b)	355	394,096
TransDigm Inc.
6.50%, 07/15/24 (Call 07/15/21)	443	444,679
6.50%, 05/15/25 (Call 05/15/21)	275	270,801
Triumph Group Inc.
5.25%, 06/01/22 (Call 08/31/20)	115	93,848
6.25%, 09/15/24 (Call 09/15/20)(b)	200	178,906

		18,586,102

Agriculture — 0.4%
Altria Group Inc.
2.35%, 05/06/25 (Call 04/06/25)	848	901,882
2.85%, 08/09/22	1,174	1,226,889
2.95%, 05/02/23	108	114,455
3.49%, 02/14/22	384	401,222
3.80%, 02/14/24 (Call 01/14/24)	685	752,890
4.00%, 01/31/24	86	95,350
Archer-Daniels-Midland Co.
2.75%, 03/27/25 (Call 02/27/25)	66	72,302
3.38%, 03/15/22 (Call 02/15/22)	528	552,040
BAT Capital Corp.
2.76%, 08/15/22 (Call 07/15/22)	808	839,520
2.79%, 09/06/24 (Call 08/06/24)	483	515,269
3.22%, 08/15/24 (Call 06/15/24)	1,255	1,355,149
BAT International Finance PLC
3.25%, 06/07/22(b)	261	272,682

Security	Par (000)	Value

Agriculture (continued)
3.50%, 06/15/22(b)	$327	$342,987
3.95%, 06/15/25(b)	6	6,700
Bunge Ltd. Finance Corp.
3.00%, 09/25/22 (Call 08/25/22)	164	170,695
4.35%, 03/15/24 (Call 02/15/24)	431	472,178
Cargill Inc.
1.38%, 07/23/23(b)	1,106	1,131,615
3.25%, 03/01/23(b)	95	101,541
3.30%, 03/01/22 (Call 12/01/21)(b)	20	20,745
Cooke Omega Investments Inc./Alpha VesselCo Holdings Inc., 8.50%, 12/15/22 (Call 06/15/21)(b)	100	100,159
Imperial Brands Finance PLC
3.13%, 07/26/24 (Call 06/26/24)(b)	475	501,733
3.50%, 02/11/23 (Call 11/11/22)(b)	300	313,248
3.75%, 07/21/22 (Call 05/21/22)(b)	560	585,603
Kernel Holding SA, 8.75%, 01/31/22(c)	200	206,534
MHP SE, 7.75%, 05/10/24(c)	200	209,512
Philip Morris International Inc.
1.13%, 05/01/23	71	72,258
1.50%, 05/01/25 (Call 04/01/25)	75	77,546
2.13%, 05/10/23 (Call 03/10/23)	273	284,690
2.38%, 08/17/22 (Call 07/17/22)	478	496,513
2.50%, 08/22/22	392	408,491
2.50%, 11/02/22 (Call 10/02/22)	558	583,026
2.63%, 02/18/22 (Call 01/18/22)	495	511,008
2.63%, 03/06/23	60	63,457
2.88%, 05/01/24 (Call 04/01/24)	307	331,677
2.90%, 11/15/21	325	335,670
3.25%, 11/10/24	322	357,130
3.60%, 11/15/23	108	118,599
Reynolds American Inc.
4.00%, 06/12/22	666	705,481
4.45%, 06/12/25 (Call 03/12/25)	1,510	1,716,568
4.85%, 09/15/23	118	132,199
Vector Group Ltd., 6.13%, 02/01/25 (Call 02/01/21)(b)	300	298,035

		17,755,248

Airlines — 0.2%
American Airlines Group Inc.
3.75%, 03/01/25(b)(d)	195	86,447
5.00%, 06/01/22(b)	250	139,262
American Airlines Inc., 11.75%, 07/15/25(b)	925	803,917
American Airlines Pass Through Trust, Series 2013-2, Class A, 4.95%, 07/15/24	156	126,578
Delta Air Lines Inc.
2.90%, 10/28/24 (Call 09/28/24)	378	327,964
3.63%, 03/15/22 (Call 02/15/22)	377	372,171
3.80%, 04/19/23 (Call 03/19/23)	319	297,560
7.00%, 05/01/25(b)	1,474	1,571,594
Delta Air Lines Inc. Pass Through Trust
Series 2007-1, Class A, 6.82%, 02/10/24	37	35,670
Series 2019-1, Class AA, 3.20%, 10/25/25	20	19,816
Gol Finance SA, 7.00%, 01/31/25 (Call 01/31/22)(c)	150	82,408
Korean Air Lines Co. Ltd., 2.00%, 09/04/22(c)	400	406,520
Southwest Airlines Co.
2.75%, 11/16/22 (Call 10/16/22)	124	126,417
4.75%, 05/04/23	2,230	2,329,101
5.25%, 05/04/25 (Call 04/04/25)	767	817,308
UAL Pass Through Trust, Series 2007-1A, 6.64%, 01/02/24	36	31,191

2

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Airlines (continued)
United Airlines Holdings Inc.
4.25%, 10/01/22	$194	$172,881
4.88%, 01/15/25	125	102,145
5.00%, 02/01/24	125	104,679
Unity 1 Sukuk Ltd., 3.86%, 11/30/21(c)	421	426,001

		8,379,630

Apparel — 0.1%
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)(b)	325	343,392
5.38%, 05/15/25 (Call 05/15/22)(b)	275	295,369
Levi Strauss & Co., 5.00%, 05/01/25 (Call 05/01/21)(b)	200	204,084
Michael Kors USA Inc., 4.25%, 11/01/24 (Call 09/01/24)(b)	175	166,023
NIKE Inc., 2.40%, 03/27/25 (Call 02/27/25)	385	417,071
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)(b)	200	204,640
Ralph Lauren Corp., 1.70%, 06/15/22	44	44,894
Tapestry Inc.
3.00%, 07/15/22 (Call 06/15/22)	325	322,127
4.25%, 04/01/25 (Call 01/01/25)	60	60,452
VF Corp.
2.05%, 04/23/22	113	115,975
2.40%, 04/23/25 (Call 03/23/25)	188	199,821
William Carter Co. (The), 5.50%, 05/15/25 (Call 05/15/22)(b)	200	212,698
Wolverine World Wide Inc., 6.38%, 05/15/25 (Call 05/15/22)(b)	110	116,244

		2,702,790

Auto Manufacturers — 1.3%
Allison Transmission Inc., 5.00%, 10/01/24 (Call 10/01/20)(b)	350	357,343
American Honda Finance Corp.
1.70%, 09/09/21	386	391,064
1.95%, 05/20/22	76	78,006
1.95%, 05/10/23	540	559,888
2.05%, 01/10/23	179	185,301
2.15%, 09/10/24	375	396,150
2.20%, 06/27/22	90	93,029
2.40%, 06/27/24	225	238,988
2.60%, 11/16/22	198	207,253
2.90%, 02/16/24	110	118,096
3.38%, 12/10/21	294	305,495
3.45%, 07/14/23	400	432,640
3.55%, 01/12/24	437	478,388
3.63%, 10/10/23	219	239,755
Aston Martin Capital Holdings Ltd., 6.50%, 04/15/22 (Call 04/15/21)(b)(d)	200	177,792
BCD Acquisition Inc., 9.63%, 09/15/23 (Call 09/15/20)(b)	220	215,582
BMW Finance NV
2.40%, 08/14/24 (Call 07/14/24)(b)	500	526,540
2.50%, 12/06/21(c)	10	10,214
BMW U.S. Capital LLC
1.85%, 09/15/21 (Call 08/15/21)(b)	200	202,030
2.25%, 09/15/23 (Call 07/15/23)(b)	25	26,147
2.70%, 04/06/22 (Call 03/06/22)(b)	215	222,041
2.95%, 04/14/22(b)	244	253,660
3.15%, 04/18/24 (Call 03/18/24)(b)	494	531,821
3.40%, 08/13/21(b)	222	228,243
3.45%, 04/12/23 (Call 03/12/23)(b)	452	483,174
3.80%, 04/06/23(b)	55	59,347
3.90%, 04/09/25 (Call 03/09/25)(b)	1,022	1,147,267

Security	Par (000)	Value

Auto Manufacturers (continued)
Cummins Inc., 3.65%, 10/01/23 (Call 07/01/23)	$271	$298,824
Daimler Finance North America LLC
2.00%, 07/06/21(b)	55	55,582
2.13%, 03/10/25(b)	405	418,094
2.55%, 08/15/22(b)	165	170,429
2.70%, 06/14/24(b)	304	320,522
2.85%, 01/06/22(b)	405	416,174
3.30%, 05/19/25(b)	200	217,234
3.40%, 02/22/22(b)	710	737,342
3.65%, 02/22/24(b)	480	520,723
3.70%, 05/04/23(b)	405	434,030
3.75%, 11/05/21(b)	175	181,216
3.88%, 09/15/21(b)	250	258,420
Fiat Chrysler Automobiles NV, 5.25%, 04/15/23	450	475,758
Ford Motor Co.
8.50%, 04/21/23	1,360	1,510,090
9.00%, 04/22/25 (Call 03/22/25)	1,305	1,537,329
Ford Motor Credit Co. LLC
2.98%, 08/03/22 (Call 07/03/22)	200	201,722
3.09%, 01/09/23	525	523,026
3.10%, 05/04/23	515	513,048
3.22%, 01/09/22	200	199,700
3.34%, 03/28/22 (Call 02/28/22)	410	412,222
3.35%, 11/01/22	490	493,734
3.55%, 10/07/22	228	229,669
3.66%, 09/08/24	500	503,725
3.81%, 01/09/24 (Call 11/09/23)	500	504,070
4.06%, 11/01/24 (Call 10/01/24)	530	541,787
4.14%, 02/15/23 (Call 01/15/23)	465	473,356
4.25%, 09/20/22	200	204,050
4.38%, 08/06/23	200	207,186
4.69%, 06/09/25 (Call 04/09/25)	250	261,235
5.13%, 06/16/25 (Call 05/16/25)	660	702,247
5.58%, 03/18/24 (Call 02/18/24)	565	600,041
5.60%, 01/07/22	470	488,274
5.88%, 08/02/21	718	734,636
Geely Automobile Holdings Ltd.
3.63%, 01/25/23(c)	200	202,704
4.00%, (Call 12/04/24)(a)(c)(e)	200	199,246
Geely Finance Hong Kong Ltd., 3.00%, 03/05/25(c)	200	196,550
General Motors Co.
4.88%, 10/02/23	179	194,315
5.40%, 10/02/23	375	413,966
6.13%, 10/01/25 (Call 09/01/25)	315	368,415
General Motors Financial Co. Inc.
2.75%, 06/20/25 (Call 05/20/25)	2,100	2,165,310
2.90%, 02/26/25 (Call 01/26/25)	555	574,836
3.15%, 06/30/22 (Call 05/30/22)	760	780,786
3.25%, 01/05/23 (Call 12/05/22)	87	90,028
3.45%, 01/14/22 (Call 12/14/21)	498	510,072
3.45%, 04/10/22 (Call 02/10/22)	843	866,191
3.50%, 11/07/24 (Call 09/07/24)	300	316,926
3.55%, 07/08/22	152	157,706
3.70%, 05/09/23 (Call 03/09/23)	665	697,252
3.95%, 04/13/24 (Call 02/13/24)	320	340,915
4.00%, 01/15/25 (Call 10/15/24)	9	9,616
4.15%, 06/19/23 (Call 05/19/23)	671	712,823
4.20%, 11/06/21	178	183,902
4.25%, 05/15/23	115	122,605
4.35%, 04/09/25 (Call 02/09/25)	7	7,615

3

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
4.38%, 09/25/21	$331	$342,108
5.10%, 01/17/24 (Call 12/17/23)	654	718,563
5.20%, 03/20/23	1,950	2,120,800
Harley-Davidson Financial Services Inc.
2.55%, 06/09/22 (Call 05/09/22)(b)	252	256,009
3.35%, 02/15/23 (Call 01/15/23)(b)	164	168,968
3.35%, 06/08/25 (Call 05/08/25)(b)	507	532,330
4.05%, 02/04/22(b)	258	266,976
Hyundai Capital America
2.38%, 02/10/23(b)	70	71,437
2.65%, 02/10/25 (Call 01/10/25)(b)	375	385,957
2.85%, 11/01/22(b)	160	164,688
3.10%, 04/05/22(c)	100	102,727
3.40%, 06/20/24(c)	200	211,188
3.95%, 02/01/22(c)	305	315,971
4.13%, 06/08/23(c)	300	320,019
4.30%, 02/01/24(c)	225	243,587
5.88%, 04/07/25 (Call 03/07/25)(b)	1,000	1,169,110
Hyundai Capital Services Inc.
3.00%, 03/06/22(c)	800	819,880
3.00%, 08/29/22(c)	400	413,316
3.75%, 03/05/23(c)	250	263,870
Jaguar Land Rover Automotive PLC, 5.63%, 02/01/23 (Call 02/01/21)(b)	150	142,008
Navistar International Corp., 9.50%, 05/01/25 (Call 04/21/22)(b)	240	273,974
Nissan Motor Acceptance Corp.
2.60%, 09/28/22(b)	390	387,695
2.80%, 01/13/22(b)	180	179,300
3.45%, 03/15/23(b)	110	111,427
3.65%, 09/21/21(b)	208	209,812
3.88%, 09/21/23(b)	361	369,397
PACCAR Financial Corp.
1.80%, 02/06/25	86	90,125
1.90%, 02/07/23	78	80,680
2.00%, 09/26/22	52	53,680
2.15%, 08/15/24	310	328,429
2.30%, 08/10/22	160	165,918
2.65%, 05/10/22	274	285,281
2.65%, 04/06/23	15	15,860
2.85%, 03/01/22	110	114,279
3.15%, 08/09/21	380	390,978
3.40%, 08/09/23	96	104,165
Toyota Motor Corp.
2.16%, 07/02/22	249	257,160
2.36%, 07/02/24	121	129,071
3.42%, 07/20/23	228	247,095
Toyota Motor Credit Corp.
1.15%, 05/26/22	193	195,795
1.35%, 08/25/23	1,170	1,200,467
1.80%, 10/07/21	161	163,723
1.80%, 02/13/25	319	333,964
2.00%, 10/07/24	435	458,607
2.15%, 09/08/22	440	455,673
2.25%, 10/18/23	153	161,155
2.60%, 01/11/22	433	446,960
2.63%, 01/10/23	101	106,299
2.65%, 04/12/22	347	360,484
2.70%, 01/11/23	221	233,091
2.80%, 07/13/22	455	475,998

Security	Par (000)	Value

Auto Manufacturers (continued)
2.90%, 03/30/23	$2,020	$2,144,695
2.90%, 04/17/24	156	168,608
3.00%, 04/01/25	22	24,238
3.30%, 01/12/22	365	380,188
3.35%, 01/08/24	152	165,697
3.40%, 09/15/21	65	67,194
3.40%, 04/14/25	7	7,856
3.45%, 09/20/23	494	538,149
Volkswagen Group of America Finance LLC
2.85%, 09/26/24 (Call 08/26/24)(b)	205	219,004
3.35%, 05/13/25(b)	1,000	1,091,810
4.00%, 11/12/21(b)	200	208,208
4.25%, 11/13/23(b)	700	773,808

		55,828,037

Auto Parts & Equipment — 0.1%
Adient U.S. LLC, 9.00%, 04/15/25 (Call 04/15/22)(b)	220	245,650
American Axle & Manufacturing Inc., 6.25%, 04/01/25 (Call 04/01/21)	250	258,593
Aptiv Corp., 4.15%, 03/15/24 (Call 12/15/23)	103	113,508
BorgWarner Inc., 3.38%, 03/15/25 (Call 12/15/24)	70	75,801
Clarios Global LP, 6.75%, 05/15/25 (Call 05/15/22)(b)	185	198,993
Cooper-Standard Automotive Inc., 13.00%, 06/01/24 (Call 06/01/22)(b)	100	106,606
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25 (Call 04/15/21)(b)	200	207,782
Goodyear Tire & Rubber Co. (The)
5.13%, 11/15/23 (Call 11/15/20)	340	340,966
9.50%, 05/31/25 (Call 05/31/22)	310	350,009
Hankook Tire & Technology Co. Ltd., 3.50%, 01/30/23(c)	200	209,728
Magna International Inc., 3.63%, 06/15/24 (Call 03/15/24)	90	100,193
Meritor Inc.
6.25%, 02/15/24 (Call 02/15/21)	160	163,534
6.25%, 06/01/25 (Call 06/01/22)(b)	135	142,974
Tenneco Inc., 5.38%, 12/15/24 (Call 12/15/20)	40	26,795
Titan International Inc., 6.50%, 11/30/23 (Call 11/30/20)	150	99,836
Toyota Industries Corp., 3.24%, 03/16/23 (Call 02/16/23)(b)	250	262,717
Truck Hero Inc., 8.50%, 04/21/24 (Call 04/30/21)(b)	154	160,000
Weichai International Hong Kong Energy Group Co. Ltd., 3.75%, (Call 09/14/22)(a)(c)(e)	400	403,096
ZF North America Capital Inc.
4.50%, 04/29/22(b)	235	246,202
4.75%, 04/29/25(b)	300	317,838

		4,030,821

Banks — 10.6%
ABN AMRO Bank NV
3.40%, 08/27/21(b)	215	222,104
4.40%, 03/27/28 (Call 03/27/23)(a)(c)	400	420,732
Abu Dhabi Commercial Bank PJSC, 4.00%, 03/13/23(c)	200	211,174
ADCB Finance Cayman Ltd.
4.00%, 03/29/23(c)	200	211,272
4.50%, 03/06/23(c)	640	678,976
ADIB Capital Invest 2 Ltd., 7.13%, (Call 09/20/23)(a)(c)(e)	400	419,820
Agricultural Bank of China Ltd./Hong Kong, 0.95%, 07/30/22, (3 mo. LIBOR US + 0.680%)(c)(f)	600	599,580
Agricultural Bank of China Ltd./Singapore, 0.97%, 09/23/22, (3 mo. LIBOR US + 0.660%)(c)(f)	600	599,106
AHB Sukuk Co. Ltd., 4.38%, 09/19/23(c)	200	214,964
AIB Group PLC, 4.26%, 04/10/25 (Call 04/10/24)(a)(b)	575	620,977

4

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Akbank Turk AS
5.00%, 10/24/22(c)	$300	$294,168
5.13%, 03/31/25(c)	200	186,180
AKCB Finance Ltd., 4.75%, 10/09/23(c)	400	434,296
Al Ahli Bank of Kuwait KSCP, 3.50%, 04/05/22(c)	200	205,662
Amber Circle Funding Ltd., 3.25%, 12/04/22(c)	1,040	1,066,104
ANZ New Zealand Int’l Ltd./London
2.88%, 01/25/22(b)	250	258,680
3.40%, 03/19/24(b)	360	392,274
ASB Bank Ltd.
3.13%, 05/23/24(b)	200	215,096
3.75%, 06/14/23(b)	450	486,770
Australia & New Zealand Banking Group Ltd., 2.95%, 07/22/30 (Call 07/22/25)(a)(b)	1,000	1,036,190
Australia & New Zealand Banking Group Ltd./New York NY
2.55%, 11/23/21	600	617,472
2.63%, 05/19/22	255	265,164
2.63%, 11/09/22	775	813,851
Banco BBVA Peru SA
5.00%, 08/26/22(b)	350	371,200
5.25%, 09/22/29 (Call 09/22/24)(a)(c)	200	216,714
Banco Bradesco SA/Cayman Islands
2.85%, 01/27/23(c)	800	803,400
3.20%, 01/27/25(c)	200	202,614
5.75%, 03/01/22(c)	200	209,662
Banco Davivienda SA, 5.88%, 07/09/22(c)	200	210,128
Banco de Bogota SA, 5.38%, 02/19/23(c)	200	208,826
Banco de Credito del Peru
2.70%, 01/11/25 (Call 12/11/24)(c)	400	409,128
3.13%, 07/01/30 (Call 07/01/25)(a)(b)	600	595,032
4.25%, 04/01/23(c)(d)	400	424,764
Banco del Estado de Chile
2.70%, 01/09/25 (Call 12/09/24)(c)	400	415,312
3.88%, 02/08/22(b)	600	622,668
Banco do Brasil SA/Cayman
3.88%, 10/10/22	600	616,356
4.75%, 03/20/24(c)	600	628,842
4.88%, 04/19/23(c)	400	419,268
5.88%, 01/26/22(c)	600	627,216
5.88%, 01/19/23(c)	400	427,492
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa, 4.13%, 06/06/24(c)	650	672,028
Banco Nacional de Comercio Exterior SNC, 3.80%, 08/11/26 (Call 08/11/21)(a)(c)	200	196,198
Banco Safra SA/Cayman Islands, 4.13%, 02/08/23(c)	200	204,958
Banco Santander Chile, 2.70%, 01/10/25 (Call 12/10/24)(c)	500	520,915
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
4.13%, 11/09/22(c)	300	313,311
5.38%, 04/17/25(b)	400	444,352
5.38%, 04/17/25(c)	600	666,528
Banco Santander SA
2.71%, 06/27/24	755	804,671
2.75%, 05/28/25	805	850,305
3.13%, 02/23/23	235	247,119
3.50%, 04/11/22	445	463,766
3.85%, 04/12/23	445	477,819
Bancolombia SA
3.00%, 01/29/25 (Call 12/29/24)	700	698,607

Security	Par (000)	Value

Banks (continued)
5.13%, 09/11/22	$500	$521,390
Bangkok Bank PCL/Hong Kong, 4.05%, 03/19/24(c)	400	436,004
Banistmo SA, 3.65%, 09/19/22(c)	400	402,460
Bank Mandiri Persero Tbk PT, 3.75%, 04/11/24(c)	200	210,268
Bank of America Corp.
1.32%, 06/19/26 (Call 06/19/25)(a)	3,550	3,593,168
2.02%, 02/13/26 (Call 02/13/25)(a)	4,475	4,668,588
2.46%, 10/22/25 (Call 10/22/24)(a)	1,000	1,060,030
2.50%, 10/21/22 (Call 10/21/21)	1,286	1,318,381
2.82%, 07/21/23 (Call 07/21/22)(a)	374	389,360
2.88%, 04/24/23 (Call 04/24/22)(a)	728	755,504
3.00%, 12/20/23 (Call 12/20/22)(a)	2,173	2,286,974
3.12%, 01/20/23 (Call 01/20/22)(a)	978	1,012,494
3.30%, 01/11/23	1,305	1,392,396
3.37%, 01/23/26 (Call 01/23/25)(a)	960	1,059,360
3.46%, 03/15/25 (Call 03/15/24)(a)	887	967,034
3.55%, 03/05/24 (Call 03/05/23)(a)	1,155	1,236,820
3.86%, 07/23/24 (Call 07/23/23)(a)	1,023	1,116,656
4.00%, 04/01/24	756	844,490
4.00%, 01/22/25	15	16,754
4.10%, 07/24/23	1,111	1,225,933
4.13%, 01/22/24	858	956,850
4.20%, 08/26/24	906	1,014,231
5.70%, 01/24/22	951	1,023,713
Series L, 3.95%, 04/21/25	72	80,700
Bank of Baroda/London, 3.88%, 04/04/24(c)	400	413,132
Bank of China Hong Kong Ltd., 5.90%, (Call 09/14/23)(a)(b)(e)	1,200	1,284,552
Bank of China Ltd., 5.00%, 11/13/24(c)	1,200	1,349,796
Bank of China Ltd./Hong Kong
1.17%, 03/08/23, (3 mo. LIBOR US + 0.850%)(c)(f)	200	200,424
3.13%, 04/17/24(c)	200	214,018
Bank of China Ltd./Macau, 2.88%, 04/20/22(c)	400	412,572
Bank of China Ltd./Paris, 1.24%, 11/22/22, (3 mo. LIBOR US + 0.88%)(c)(f)	1,000	1,003,720
Bank of China Ltd./Singapore, 1.12%, 04/17/23, (3 mo. LIBOR US + 0.85%)(c)(f)	900	902,592
Bank of Communications Co. Ltd./Hong Kong
0.84%, 01/22/23, (3 mo. LIBOR US + 0.580%)(c)(f)	500	497,090
1.09%, 03/21/22, (3 mo. LIBOR US + 0.780%)(c)(f)	400	399,644
1.23%, 12/04/22, (3 mo. LIBOR US + 0.900%)(c)(f)	400	400,360
1.24%, 05/17/23, (3 mo. LIBOR US + 0.85%)(c)(f)	200	200,070
Bank of East Asia Ltd. (The), 4.00%, 05/29/30 (Call 05/29/25)(a)(c)	250	260,075
Bank of Ireland Group PLC, 4.50%, 11/25/23(b)	280	303,806
Bank of Montreal
1.85%, 05/01/25	237	249,812
1.90%, 08/27/21	1,095	1,114,305
2.05%, 11/01/22	551	571,304
2.35%, 09/11/22	765	797,742
2.50%, 06/28/24	491	527,064
2.55%, 11/06/22 (Call 10/06/22)	315	329,985
2.90%, 03/26/22	677	705,481
4.34%, 10/05/28 (Call 10/05/23)(a)	253	273,076
Series E, 3.30%, 02/05/24	825	901,477
Bank of New York Mellon Corp. (The)
1.60%, 04/24/25 (Call 03/24/25)	1,235	1,291,896
1.85%, 01/27/23 (Call 12/27/22)	440	455,140
1.95%, 08/23/22	188	194,097
2.10%, 10/24/24	396	421,233

5

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.20%, 08/16/23 (Call 06/16/23)	$617	$647,733
2.60%, 02/07/22 (Call 01/07/22)	703	725,925
2.66%, 05/16/23 (Call 05/16/22)(a)	454	471,461
2.95%, 01/29/23 (Call 12/29/22)	547	580,263
3.25%, 09/11/24 (Call 08/11/24)	250	276,280
3.40%, 05/15/24 (Call 04/15/24)	100	110,448
3.45%, 08/11/23	324	353,121
3.50%, 04/28/23	339	366,995
3.55%, 09/23/21 (Call 08/23/21)	308	318,546
Series 0012, 3.65%, 02/04/24 (Call 01/05/24)	20	22,090
Series G, 3.00%, 02/24/25 (Call 01/24/25)	106	116,970
Bank of New Zealand, 3.50%, 02/20/24(b)	360	392,731
Bank of Nova Scotia (The)
1.30%, 06/11/25	69	70,553
1.63%, 05/01/23	214	220,514
1.88%, 04/26/21	30	30,339
1.95%, 02/01/23	143	148,026
2.00%, 11/15/22	240	248,340
2.20%, 02/03/25	499	530,113
2.38%, 01/18/23	112	117,143
2.45%, 09/19/22	525	548,861
2.70%, 03/07/22	927	961,438
3.40%, 02/11/24	983	1,074,950
Bank of the Philippine Islands
2.50%, 09/10/24(c)	400	408,088
4.25%, 09/04/23(c)	200	214,726
Bank Rakyat Indonesia Persero Tbk PT, 3.95%, 03/28/24(c)	200	210,594
Banque Federative du Credit Mutuel SA
2.13%, 11/21/22(b)	500	517,020
2.70%, 07/20/22(b)	250	260,178
3.75%, 07/20/23(b)	460	500,255
Barclays Bank PLC, 1.70%, 05/12/22 (Call 04/12/22)	695	709,046
Barclays PLC
2.85%, 05/07/26 (Call 05/07/25)(a)	810	858,713
3.20%, 08/10/21	650	667,010
3.68%, 01/10/23 (Call 01/10/22)	360	373,846
3.93%, 05/07/25 (Call 05/07/24)(a)	1,600	1,748,720
4.34%, 05/16/24 (Call 05/16/23)(a)	685	742,184
4.38%, 09/11/24	400	433,924
4.61%, 02/15/23 (Call 02/15/22)(a)	650	684,827
BBK BSC, 5.50%, 07/09/24(c)	800	804,840
BBVA Bancomer SA/Texas, 6.75%, 09/30/22(c)	800	864,824
BBVA USA
2.50%, 08/27/24 (Call 07/27/24)	80	82,118
2.88%, 06/29/22 (Call 05/29/22)	300	307,002
BDO Unibank Inc., 2.95%, 03/06/23(c)	150	154,607
BNG Bank NV
1.50%, 09/06/22(b)(d)	500	513,075
1.50%, 10/16/24(b)	1,000	1,045,860
2.38%, 02/01/22(b)	700	722,071
2.50%, 01/23/23(b)	500	527,375
2.63%, 02/27/24(b)	1,000	1,080,870
3.00%, 09/20/23(b)	500	541,645
BNP Paribas SA
2.22%, 06/09/26 (Call 06/09/25)(a)(b)	1,600	1,662,368
2.82%, 11/19/25 (Call 11/19/24)(a)(b)	850	902,453
2.95%, 05/23/22(b)	200	207,664
3.25%, 03/03/23	805	865,311
3.38%, 01/09/25(b)	850	927,562

Security	Par (000)	Value

Banks (continued)
3.50%, 03/01/23(b)	$525	$559,498
4.71%, 01/10/25 (Call 01/10/24)(a)(b)	850	949,399
BNZ International Funding Ltd./London
2.65%, 11/03/22(b)	250	261,320
3.38%, 03/01/23(b)	500	533,615
BOS Funding Ltd., 4.00%, 09/18/24(c)	200	202,592
Boubyan Sukuk Ltd., 2.59%, 02/18/25(c)	200	203,732
BPCE SA
2.38%, 01/14/25(b)	940	984,735
2.75%, 12/02/21	275	283,456
2.75%, 01/11/23(b)	715	751,429
3.00%, 05/22/22(b)	355	368,540
4.00%, 09/12/23(b)	250	271,390
4.00%, 04/15/24	815	910,925
4.50%, 03/15/25(b)	200	221,860
5.15%, 07/21/24(b)	200	224,208
5.70%, 10/22/23(b)	510	572,465
Burgan Senior SPC Ltd., 3.13%, 09/14/21(c)	800	812,096
Caixa Economica Federal, 3.50%, 11/07/22(c)	350	356,034
Canadian Imperial Bank of Commerce
0.95%, 06/23/23	90	90,896
2.25%, 01/28/25	38	40,379
2.55%, 06/16/22	600	624,660
2.61%, 07/22/23 (Call 07/22/22)(a)	768	797,414
3.10%, 04/02/24	664	717,366
3.50%, 09/13/23	784	858,558
Canara Bank/London, 3.88%, 03/28/24(c)	400	411,580
CBQ Finance Ltd., 5.00%, 05/24/23(c)	400	432,300
China CITIC Bank Corp. Ltd., 1.31%, 12/14/22, (3 mo. LIBOR US + 1.000%)(c)(f)	800	799,624
China CITIC Bank International Ltd., 4.63%, 02/28/29 (Call 02/28/24)(a)(c)	250	265,575
China Construction Bank Corp., 4.25%, 02/27/29 (Call 02/27/24)(a)(c)	1,510	1,631,268
China Construction Bank Corp./Hong Kong, 1.05%, 09/24/21, (3 mo. LIBOR US + 0.750%)(c)(f)	200	200,070
China Development Bank, 2.63%, 01/24/22(c)	1,200	1,227,600
China Development Bank Corp./Hong Kong, 1.88%, 11/03/21(c)	200	202,236
China Merchants Bank Co. Ltd./London, 1.06%, 06/19/22, (3 mo. LIBOR US + 0.740%)(c)(f)	400	398,968
China Minsheng Banking Corp. Ltd./Hong Kong, 1.36%, 03/09/23, (3 mo. LIBOR US + 1.050%)(c)(f)	400	398,824
CIMB Bank Bhd, 3.26%, 03/15/22(c)	400	412,104
CIT Group Inc.
3.93%, 06/19/24 (Call 06/19/23)(a)	210	210,531
4.75%, 02/16/24 (Call 11/16/23)	203	211,711
5.00%, 08/15/22	475	492,186
5.00%, 08/01/23	300	313,674
5.25%, 03/07/25 (Call 12/07/24)	190	203,340
Citibank N.A., 3.65%, 01/23/24 (Call 12/23/23)	1,045	1,152,781
CITIC Ltd.
2.80%, 12/14/21(c)	200	203,460
6.80%, 01/17/23(c)	500	562,200
Citigroup Inc.
1.68%, 05/15/24 (Call 05/15/23)(a)	163	167,624
2.31%, 11/04/22 (Call 11/04/21)(a)	527	537,846
2.35%, 08/02/21	653	665,688
2.70%, 10/27/22 (Call 09/27/22)	240	251,083
2.75%, 04/25/22 (Call 03/25/22)	1,270	1,317,320

6

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.88%, 07/24/23 (Call 07/24/22)(a)	$1,354	$1,411,396
2.90%, 12/08/21 (Call 11/08/21)	984	1,014,534
3.11%, 04/08/26 (Call 04/08/25)(a)	2,310	2,515,220
3.14%, 01/24/23 (Call 01/24/22)(a)	1,361	1,409,207
3.35%, 04/24/25 (Call 04/24/24)(a)	1,340	1,459,729
3.38%, 03/01/23	5	5,320
3.50%, 05/15/23	458	491,865
3.75%, 06/16/24	203	225,801
3.88%, 10/25/23	429	472,981
3.88%, 03/26/25	41	45,495
4.00%, 08/05/24	80	88,176
4.04%, 06/01/24 (Call 06/01/23)(a)	746	811,984
4.05%, 07/30/22	970	1,032,914
4.40%, 06/10/25	527	599,331
4.50%, 01/14/22	954	1,008,540
Comerica Bank, 2.50%, 07/23/24	250	265,203
Comerica Inc., 3.70%, 07/31/23 (Call 07/01/23)	863	932,972
Commerzbank AG, 8.13%, 09/19/23(b)	375	432,090
Commonwealth Bank of Australia
2.00%, 09/06/21(b)	476	484,687
2.50%, 09/18/22(b)	450	469,449
2.75%, 03/10/22(b)	601	623,207
3.35%, 06/04/24(b)	359	394,444
3.45%, 03/16/23(b)	468	503,830
Cooperatieve Rabobank UA
1.34%, 06/24/26 (Call 06/24/25)(a)(b)	550	558,393
2.63%, 07/22/24(b)	725	776,025
3.88%, 02/08/22	921	969,012
3.88%, 09/26/23(b)	600	658,716
3.95%, 11/09/22	525	558,805
Cooperatieve Rabobank UA/NY
2.75%, 01/10/22	983	1,016,599
2.75%, 01/10/23	650	686,361
Corp. Group Banking SA, 6.75%, 03/15/23 (Call 03/15/21)(b)	250	69,963
Credicorp Ltd.
2.75%, 06/17/25 (Call 05/17/25)(b)	600	601,542
2.75%, 06/17/25 (Call 05/17/25)(c)	400	401,028
Credit Agricole SA/London
1.91%, 06/16/26 (Call 06/16/25)(a)(b)	1,000	1,027,890
3.25%, 10/04/24(b)	525	570,974
3.38%, 01/10/22(b)	540	559,829
3.75%, 04/24/23(b)	530	571,170
Credit Bank of Moscow Via CBOM Finance PLC, 4.70%, 01/29/25(c)	200	196,752
Credit Suisse AG/New York NY
1.00%, 05/05/23	1,150	1,162,512
2.80%, 04/08/22	1,010	1,049,299
2.95%, 04/09/25	1,025	1,124,394
3.00%, 10/29/21	585	603,749
Credit Suisse Group AG
2.19%, 06/05/26 (Call 06/05/25)(a)(b)	2,015	2,074,886
2.59%, 09/11/25 (Call 09/11/24)(a)(b)	950	994,422
3.00%, 12/14/23 (Call 12/14/22)(a)(b)	275	287,119
3.57%, 01/09/23 (Call 01/09/22)(b)	650	674,050
4.21%, 06/12/24 (Call 06/12/23)(a)(b)	525	569,725
Credit Suisse Group Funding Guernsey Ltd.
3.75%, 03/26/25	600	664,356
3.80%, 09/15/22	775	824,003
3.80%, 06/09/23	975	1,051,615

Security	Par (000)	Value

Banks (continued)
Danske Bank A/S
1.23%, 06/22/24 (Call 06/22/23)(b)	$500	$505,320
2.70%, 03/02/22(b)	250	257,865
3.88%, 09/12/23(b)	250	269,115
5.00%, 01/12/23 (Call 01/12/22)(a)(b)	920	965,402
5.38%, 01/12/24(b)	625	705,350
Danske Bank AS, 3.00%, 09/20/22 (Call 09/20/21)(a)(b)	200	204,024
DBS Group Holdings Ltd.
3.30%, (Call 02/27/25)(a)(c)(e)	400	396,964
3.60%, (Call 09/07/21)(a)(c)(e)	400	402,528
4.52%, 12/11/28 (Call 12/11/23)(a)(b)	210	228,908
Deutsche Bank AG
4.30%, 05/24/28 (Call 05/24/23)(a)	600	584,880
4.50%, 04/01/25	500	508,865
Deutsche Bank AG/London, 3.70%, 05/30/24	605	639,055
Deutsche Bank AG/New York NY
3.30%, 11/16/22	525	543,643
3.95%, 02/27/23	505	530,982
3.96%, 11/26/25 (Call 11/26/24)(a)	800	856,256
4.25%, 10/14/21	410	422,472
Series D, 5.00%, 02/14/22	740	776,364
Development Bank of Kazakhstan JSC, 4.13%, 12/10/22(c)	200	210,924
Dexia Credit Local SA
1.63%, 10/16/24(b)	1,500	1,566,270
2.38%, 09/20/22(b)	1,500	1,562,325
DIB Sukuk Ltd.
2.95%, 02/20/25(c)	500	515,730
3.63%, 02/06/23(c)	1,200	1,246,572
3.66%, 02/14/22(c)	600	615,444
Discover Bank
2.45%, 09/12/24 (Call 08/12/24)	690	730,420
3.20%, 08/09/21 (Call 07/09/21)	250	255,435
3.35%, 02/06/23 (Call 01/06/23)	275	292,047
4.68%, 08/09/28 (Call 08/09/23)(a)	440	451,827
Ecobank Transnational Inc., 9.50%, 04/18/24(c)	200	205,180
Emirates Development Bank PJSC, 3.52%, 03/06/24(c)	400	426,160
Emirates NBD Bank PJSC
2.63%, 02/18/25(c)	800	820,200
6.13%, (Call 03/20/25)(a)(c)(e)	200	200,018
Fab Sukuk Co. Ltd.
3.63%, 03/05/23(c)	200	211,552
3.88%, 01/22/24(c)	600	643,428
Federation des Caisses Desjardins du Quebec, 2.05%, 02/10/25(b)	200	208,128
Fifth Third Bancorp.
1.63%, 05/05/23 (Call 04/05/23)	121	124,336
2.38%, 01/28/25 (Call 12/29/24)	85	90,239
2.60%, 06/15/22 (Call 05/15/22)	691	716,470
3.50%, 03/15/22 (Call 02/15/22)	347	362,782
3.65%, 01/25/24 (Call 12/25/23)	846	927,385
4.30%, 01/16/24 (Call 12/16/23)	173	191,399
Fifth Third Bank NA
1.80%, 01/30/23 (Call 12/30/22)	455	468,582
2.88%, 10/01/21 (Call 09/01/21)	465	477,527
First Abu Dhabi Bank PJSC
1.22%, 04/16/22, (3 mo. LIBOR US + 0.950%)(c)(f)	400	400,980
3.00%, 03/30/22(c)	200	206,332
First Horizon National Corp.
3.55%, 05/26/23 (Call 04/26/23)	14	14,668

7

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.00%, 05/26/25 (Call 04/26/25)	$65	$70,569
First Republic Bank/CA, 2.50%, 06/06/22 (Call 05/06/22)	315	324,598
FirstRand Bank Ltd., 6.25%, 04/23/28 (Call 04/23/23)(a)(c)	400	413,748
FNB Corp./PA, 2.20%, 02/24/23 (Call 01/24/23)	101	100,964
Freedom Mortgage Corp.
8.13%, 11/15/24 (Call 11/15/20)(b)	150	148,395
8.25%, 04/15/25 (Call 04/15/21)(b)	250	249,348
10.75%, 04/01/24 (Call 04/01/21)(b)	125	130,009
Global Bank Corp., 4.50%, 10/20/21(c)	200	205,286
Goldman Sachs Group Inc. (The)
2.35%, 11/15/21 (Call 11/15/20)	1,436	1,443,309
2.88%, 10/31/22 (Call 10/31/21)(a)	1,157	1,187,684
2.91%, 06/05/23 (Call 06/05/22)(a)	1,053	1,094,267
2.91%, 07/24/23 (Call 07/24/22)(a)	1,247	1,299,112
3.00%, 04/26/22 (Call 04/26/21)	2,633	2,678,920
3.20%, 02/23/23 (Call 01/23/23)	940	999,399
3.27%, 09/29/25 (Call 09/29/24)(a)	715	778,799
3.50%, 01/23/25 (Call 10/23/24)	692	761,518
3.50%, 04/01/25 (Call 03/01/25)	2,103	2,330,818
3.63%, 01/22/23	733	787,066
3.63%, 02/20/24 (Call 01/20/24)	950	1,040,326
3.75%, 05/22/25 (Call 02/22/25)	207	231,416
3.85%, 07/08/24 (Call 04/08/24)	579	640,826
4.00%, 03/03/24	1,402	1,556,486
5.75%, 01/24/22	1,709	1,838,816
Grupo Aval Ltd., 4.75%, 09/26/22(c)(d)	420	429,337
Halyk Savings Bank of Kazakhstan JSC, 5.50%, 12/21/22 (Call 09/01/20)(c)	147	146,326
HSBC Holdings PLC
2.10%, 06/04/26 (Call 06/04/25)(a)	600	613,782
2.63%, 11/07/25 (Call 11/07/24)(a)	855	894,903
2.65%, 01/05/22	1,185	1,219,993
3.03%, 11/22/23 (Call 11/22/22)(a)	450	470,858
3.26%, 03/13/23 (Call 03/13/22)(a)	1,155	1,198,197
3.60%, 05/25/23	350	376,369
3.80%, 03/11/25 (Call 03/11/24)(a)	880	954,254
3.95%, 05/18/24 (Call 05/18/23)(a)	415	447,378
4.00%, 03/30/22	895	945,576
4.25%, 03/14/24	760	831,668
4.88%, 01/14/22	266	282,420
Huntington Bancshares Inc./OH
2.30%, 01/14/22 (Call 12/14/21)	821	841,599
2.63%, 08/06/24 (Call 07/06/24)	752	803,226
4.00%, 05/15/25 (Call 04/15/25)	86	97,841
Huntington National Bank (The)
1.80%, 02/03/23 (Call 01/03/23)	405	417,336
2.50%, 08/07/22 (Call 07/07/22)	275	285,700
3.13%, 04/01/22 (Call 03/01/22)	25	26,049
ICICI Bank Ltd./Dubai, 3.25%, 09/09/22(c)	400	407,832
Industrial & Commercial Bank of China Ltd./Dubai DIFC, 1.04%, 10/17/24, (3 mo. LIBOR US + 0.770%)(c)(f)	600	597,264
Industrial & Commercial Bank of China Ltd./Hong Kong
0.99%, 09/16/22, (3 mo. LIBOR US + 0.670%)(c)(f)	400	399,128
1.10%, 09/16/24, (3 mo. LIBOR US + 0.780%)(c)(f)	400	397,192
1.34%, 02/21/22, (3 mo. LIBOR US + 0.965%)(c)(f)	200	200,600
2.25%, 09/16/22(c)	600	614,886
2.88%, 02/21/22(c)	400	411,116
Industrial & Commercial Bank of China Ltd./London, 1.09%, 10/25/23, (3 mo. LIBOR US + 0.850%)(c)(f)	400	399,936

Security	Par (000)	Value

Banks (continued)
Industrial & Commercial Bank of China Ltd./Luxembourg, 1.03%, 06/11/22, (3 mo. LIBOR US + 0.720%)(c)(f)	$400	$399,816
Industrial & Commercial Bank of China Ltd./New York NY, 2.96%, 11/08/22	250	260,523
Industrial & Commercial Bank of China Ltd./Singapore
0.96%, 04/25/22, (3 mo. LIBOR US + 0.720%)(c)(f)	400	399,704
1.12%, 04/16/23, (3 mo. LIBOR US + 0.85%)(c)(f)	300	300,312
1.21%, 04/24/22, (3 mo. LIBOR US + 0.950%)(c)(f)	797	799,519
Industrial & Commercial Bank of China Macau Ltd., 2.88%, 09/12/29 (Call 09/12/24)(a)(c)	300	308,274
Industrial Bank Co. Ltd./Hong Kong, 1.23%, 11/20/21, (3 mo. LIBOR US + 0.85%)(c)(f)	200	200,074
Industrial Bank of Korea, 0.85%, 08/02/21, (3 mo. LIBOR US + 0.600%)(c)(f)	200	200,042
Industrial Senior Trust, 5.50%, 11/01/22(c)	200	206,668
ING Groep NV
3.15%, 03/29/22	525	546,525
3.55%, 04/09/24	555	607,742
4.10%, 10/02/23	985	1,085,864
4.70%, 03/22/28 (Call 03/22/23)(a)(c)	400	425,292
International Bank of Azerbaijan OJSC, 3.50%, 09/01/24(c).	150	136,013
Intesa Sanpaolo SpA
3.13%, 07/14/22(b)	250	256,560
3.38%, 01/12/23(b)	205	212,142
5.02%, 06/26/24(b)	800	849,968
5.25%, 01/12/24	255	280,084
Series XR, 3.25%, 09/23/24(b)	465	487,027
Itau Unibanco Holding SA/Cayman Island
2.90%, 01/24/23(c)	800	800,072
3.25%, 01/24/25(c)	400	405,320
5.13%, 05/13/23(c)	400	422,824
5.50%, 08/06/22(c)(d)	400	421,704
5.65%, 03/19/22(c)(d)	400	418,492
6.20%, 12/21/21(c)	500	526,025
JPMorgan Chase & Co.
1.51%, 06/01/24 (Call 06/01/23)(a)	60	61,387
2.01%, 03/13/26 (Call 03/13/25)(a)	3,165	3,309,894
2.08%, 04/22/26 (Call 04/22/25)(a)	3,119	3,273,047
2.30%, 08/15/21 (Call 08/15/20)	1,769	1,801,231
2.30%, 10/15/25 (Call 10/15/24)(a)	955	1,009,836
2.70%, 05/18/23 (Call 03/18/23)	1,016	1,074,298
2.78%, 04/25/23 (Call 04/25/22)(a)	704	730,808
2.97%, 01/15/23 (Call 01/15/22)	259	268,464
3.13%, 01/23/25 (Call 10/23/24)	80	87,649
3.20%, 01/25/23	1,442	1,538,513
3.21%, 04/01/23 (Call 04/01/22)(a)	176	183,679
3.22%, 03/01/25 (Call 03/01/24)(a)	206	222,921
3.25%, 09/23/22	1,256	1,331,649
3.38%, 05/01/23	872	934,862
3.56%, 04/23/24 (Call 04/23/23)(a)	1,278	1,377,416
3.63%, 05/13/24	675	748,312
3.80%, 07/23/24 (Call 07/23/23)(a)	1,060	1,155,792
3.88%, 02/01/24	275	305,610
3.88%, 09/10/24	1,103	1,231,941
4.02%, 12/05/24 (Call 12/05/23)(a)	864	956,189
4.35%, 08/15/21	747	777,911
4.50%, 01/24/22	1,855	1,966,411
Kasikornbank PCL/Hong Kong, 2.38%, 04/06/22(c)	200	203,290
KEB Hana Bank, 3.50%, 01/30/24(c)(d)	200	216,984

8

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
KeyBank N.A./Cleveland OH
2.40%, 06/09/22	$260	$269,030
3.38%, 03/07/23	260	278,572
KeyBank NA/Cleveland OH, 1.25%, 03/10/23	2,050	2,090,241
KfW
0.38%, 07/18/25	1,000	1,002,160
1.38%, 08/05/24	2,168	2,263,023
1.63%, 02/15/23	18	18,647
1.75%, 09/15/21	30	30,522
1.75%, 08/22/22	1,178	1,215,696
2.00%, 11/30/21	1,285	1,315,686
2.00%, 09/29/22	175	181,825
2.00%, 10/04/22	1,465	1,522,003
2.00%, 05/02/25(d)	2,000	2,158,200
2.13%, 03/07/22	2,143	2,209,176
2.13%, 06/15/22	1,177	1,219,466
2.13%, 01/17/23	1,923	2,013,650
2.38%, 08/25/21	328	335,560
2.38%, 12/29/22	2,587	2,722,016
2.50%, 02/15/22	555	574,569
2.50%, 11/20/24	1,444	1,579,491
2.63%, 01/25/22	1,063	1,101,109
2.63%, 02/28/24	2,034	2,206,158
2.88%, 05/05/22(c)	2,255	2,361,008
Kookmin Bank
1.75%, 05/04/25(c)	600	618,624
2.25%, 02/03/21(c)	300	302,253
3.63%, 10/23/21(c)	200	206,994
4.35%, (Call 07/02/24)(a)(c)(e)	200	207,242
Korea Development Bank (The)
0.74%, 02/18/23, (3 mo. LIBOR US + 0.350%)(f)	200	198,746
1.07%, 02/27/22, (3 mo. LIBOR US + 0.705%)(f)	300	300,978
2.13%, 10/01/24	400	420,536
3.00%, 09/14/22	820	859,212
3.25%, 02/19/24	200	216,558
3.75%, 01/22/24	200	219,718
4.63%, 11/16/21	450	472,613
Landeskreditbank Baden-Wuerttemberg Foerderbank, 2.00%, 07/23/24(c)	500	531,435
Landwirtschaftliche Rentenbank
1.88%, 04/17/23(c)	1,125	1,174,421
2.00%, 01/13/25	1,060	1,136,871
2.25%, 10/01/21	345	353,132
2.38%, 01/23/24(c)	750	803,962
3.13%, 11/14/23	733	801,404
Series 36, 2.00%, 12/06/21	765	783,245
Series 40, 0.50%, 05/27/25	6	6,038
Lloyds Banking Group PLC
2.44%, 02/05/26 (Call 02/05/25)(a)	1,290	1,353,339
2.86%, 03/17/23 (Call 03/17/22)(a)	400	413,296
2.91%, 11/07/23 (Call 11/07/22)(a)	1,005	1,049,903
3.00%, 01/11/22	375	388,076
3.90%, 03/12/24	465	513,513
4.05%, 08/16/23	475	520,139
4.45%, 05/08/25	500	576,060
M&T Bank Corp., 3.55%, 07/26/23 (Call 06/26/23)	415	454,645
Macquarie Bank Ltd.
2.10%, 10/17/22(b)	46	47,486
2.30%, 01/22/25(b)	500	532,130

Security	Par (000)	Value

Banks (continued)
Macquarie Group Ltd.
3.19%, 11/28/23 (Call 11/28/22)(a)(b)	$845	$885,509
4.15%, 03/27/24 (Call 03/27/23)(a)(b)	217	233,618
Malayan Banking Bhd
1.19%, 08/16/24, (3 mo. LIBOR US + 0.800%)(c)(f)	400	390,860
3.91%, 10/29/26 (Call 10/29/21)(a)(c)	200	204,500
Mashreqbank PSC, 4.25%, 02/26/24(c)	200	213,166
Mitsubishi UFJ Financial Group Inc.
1.41%, 07/17/25	1,500	1,529,610
2.19%, 09/13/21	241	245,603
2.19%, 02/25/25	1,000	1,051,450
2.62%, 07/18/22	360	374,368
2.67%, 07/25/22	1,757	1,828,773
2.80%, 07/18/24	200	214,414
3.00%, 02/22/22	406	420,669
3.22%, 03/07/22	199	207,241
3.41%, 03/07/24	1,055	1,148,431
3.46%, 03/02/23	685	732,621
3.76%, 07/26/23	879	956,466
Mizuho Financial Group Inc.
1.24%, 07/10/24 (Call 07/10/23)(a)	1,530	1,546,402
2.27%, 09/13/21	650	662,395
2.56%, 09/13/25 (Call 09/13/24)(a)	1,400	1,469,146
2.60%, 09/11/22	267	277,603
2.72%, 07/16/23 (Call 07/16/22)(a)	210	217,711
2.84%, 07/16/25 (Call 07/16/24)(a)	200	211,724
2.95%, 02/28/22	600	622,674
3.55%, 03/05/23	850	909,814
3.92%, 09/11/24 (Call 09/11/23)(a)	850	922,241
Morgan Stanley
2.19%, 04/28/26 (Call 04/28/25)(a)	2,880	3,032,813
2.63%, 11/17/21	1,095	1,125,529
2.72%, 07/22/25 (Call 07/22/24)(a)	1,007	1,077,722
2.75%, 05/19/22	1,148	1,193,587
3.13%, 01/23/23	1,150	1,222,151
3.70%, 10/23/24	875	977,506
3.74%, 04/24/24 (Call 04/24/23)(a)	798	862,263
3.75%, 02/25/23	792	855,732
4.10%, 05/22/23	765	832,963
4.88%, 11/01/22	1,156	1,259,566
Series F, 3.88%, 04/29/24	834	929,184
MUFG Americas Holdings Corp.
3.00%, 02/10/25 (Call 01/20/25)	60	65,173
3.50%, 06/18/22	43	45,404
MUFG Bank Ltd., 3.25%, 09/08/24(b)	500	543,710
MUFG Union Bank N.A.
2.10%, 12/09/22 (Call 11/09/22)	400	414,120
3.15%, 04/01/22 (Call 03/01/22)	250	260,775
Nanyang Commercial Bank Ltd., 3.80%, 11/20/29 (Call 11/20/24)(a)(c)	250	253,840
National Australia Bank Ltd., 3.45%, 12/04/23(b)	250	274,253
National Australia Bank Ltd./New York
1.88%, 12/13/22	500	516,885
2.50%, 05/22/22	725	752,303
2.80%, 01/10/22	250	258,603
3.63%, 06/20/23	525	571,746
National Bank of Canada
2.10%, 02/01/23	990	1,025,838
2.15%, 10/07/22(b)	415	428,670
National Bank of Oman SAOG, 5.63%, 09/25/23(c)	200	197,776

9

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Natwest Group PLC
2.36%, 05/22/24 (Call 05/22/23)(a)	$400	$413,656
3.50%, 05/15/23 (Call 05/15/22)(a)	905	945,779
3.75%, 11/01/29 (Call 11/01/24)(a)	665	694,353
3.88%, 09/12/23	1,355	1,471,679
4.52%, 06/25/24 (Call 06/25/23)(a)	505	551,440
5.13%, 05/28/24	875	967,286
6.00%, 12/19/23	802	902,996
6.10%, 06/10/23	286	316,742
6.13%, 12/15/22	971	1,062,420
NBK SPC Ltd., 2.75%, 05/30/22(c)	200	205,166
Nederlandse Waterschapsbank NV
1.50%, 08/27/21(b)	1,000	1,013,130
1.75%, 01/15/25(b)	1,000	1,057,580
2.13%, 11/15/21(b)	200	204,756
NongHyup Bank, 1.88%, 09/12/21(c)	600	607,638
Nordea Bank Abp, 3.75%, 08/30/23(b)	545	587,150
Northern Trust Corp.
2.38%, 08/02/22	100	104,143
3.38%, 08/23/21	150	154,944
NRW Bank
1.50%, 08/23/21(c)	400	405,188
1.88%, 07/31/24(c)	1,000	1,057,630
2.25%, 05/31/23(c)	200	210,952
Oesterreichische Kontrollbank AG
1.50%, 02/12/25	2,069	2,170,836
1.63%, 09/17/22	84	86,472
2.38%, 10/01/21	215	220,308
2.88%, 03/13/23	1,135	1,212,123
3.13%, 11/07/23	51	55,671
Philippine National Bank, 3.28%, 09/27/24(c)	500	517,265
PNC Bank N.A.
2.63%, 02/17/22 (Call 01/17/22)	992	1,025,569
2.70%, 11/01/22 (Call 10/01/22)	650	681,135
3.50%, 06/08/23 (Call 05/08/23)	715	774,888
PNC Financial Services Group Inc. (The)
2.20%, 11/01/24 (Call 10/02/24)	244	259,365
2.85%, 11/09/22(g)	83	87,507
3.30%, 03/08/22 (Call 02/06/22)	138	144,075
3.50%, 01/23/24 (Call 12/24/23)	648	712,184
3.90%, 04/29/24 (Call 03/29/24)	694	771,430
QIB Sukuk Ltd.
1.82%, 02/07/25, (3 mo. LIBOR US + 1.350%)(c)(f)	400	389,340
3.98%, 03/26/24(c)	600	636,648
QNB Finance Ltd.
1.25%, 05/02/22, (3 mo. LIBOR US + 1.000%)(c)(f)	400	399,848
2.13%, 09/07/21(c)	200	202,252
2.63%, 05/12/25(c)	600	629,352
3.50%, 03/28/24(c)	400	430,296
QNB Finansbank AS
4.88%, 05/19/22(c)	400	393,252
6.88%, 09/07/24(c)	200	202,084
Rakfunding Cayman Ltd., 4.13%, 04/09/24(c)	200	210,604
Regions Financial Corp.
2.75%, 08/14/22 (Call 07/14/22)	432	450,235
3.80%, 08/14/23 (Call 07/14/23)	817	892,066
Riyad Bank, 3.17%, 02/25/30 (Call 02/25/25)(a)(c)	600	601,380
Rizal Commercial Banking Corp.
3.00%, 09/11/24(c)	400	403,084
4.13%, 03/16/23(c)	200	208,136

Security	Par (000)	Value

Banks (continued)
Royal Bank of Canada
1.15%, 06/10/25	$39	$39,773
1.60%, 04/17/23	180	185,699
1.95%, 01/17/23	596	618,284
2.25%, 11/01/24	248	264,445
2.30%, 03/22/21	90	91,120
2.55%, 07/16/24	575	616,199
2.75%, 02/01/22	420	435,124
2.80%, 04/29/22	603	628,278
3.35%, 10/22/21(b)	200	207,286
3.70%, 10/05/23	1,150	1,262,757
Samba Funding Ltd., 2.75%, 10/02/24(c)	400	414,232
Santander Holdings USA Inc.
3.40%, 01/18/23 (Call 12/19/22)	512	535,388
3.45%, 06/02/25 (Call 05/02/25)	452	484,259
3.50%, 06/07/24 (Call 05/07/24)	93	99,708
3.70%, 03/28/22 (Call 02/28/22)	762	790,324
4.45%, 12/03/21 (Call 11/03/21)	376	391,356
Santander UK Group Holdings PLC
2.88%, 08/05/21	225	230,378
3.37%, 01/05/24 (Call 01/05/23)(a)	675	710,991
3.57%, 01/10/23 (Call 01/10/22)	430	446,177
4.80%, 11/15/24 (Call 11/15/23)(a)	550	611,099
Santander UK PLC
2.10%, 01/13/23	350	362,698
2.88%, 06/18/24	300	322,017
3.75%, 11/15/21	235	244,454
4.00%, 03/13/24	755	838,707
Sberbank of Russia Via SB Capital SA, 5.13%, 10/29/22(c).	1,000	1,052,310
Shinhan Bank Co. Ltd., 3.88%, 12/07/26 (Call 12/07/21)(a)(c)	400	411,332
Shinhan Financial Group Co. Ltd.
3.34%, 02/05/30 (Call 02/05/25)(a)(c)	200	209,662
5.88%, (Call 08/13/23)(a)(c)(e)	200	212,592
Siam Commercial Bank PCL/Cayman Islands, 3.90%, 02/11/24(c)	400	432,772
SIB Sukuk Co. III Ltd., 3.08%, 09/08/21(c)	250	253,495
Skandinaviska Enskilda Banken AB, 1.88%, 09/13/21	250	254,185
Skysea International Capital Management Ltd., 4.88%, 12/07/21(c)	400	420,132
Societe Generale SA
2.63%, 10/16/24(b)	550	569,178
2.63%, 01/22/25(b)	1,500	1,550,400
3.88%, 03/28/24(b)	425	458,244
4.25%, 09/14/23(b)	675	731,896
Standard Chartered PLC
2.82%, 01/30/26 (Call 01/30/25)(a)(b)	1,500	1,545,465
3.52%, 02/12/30 (Call 02/12/25)(a)(c)	500	515,575
3.79%, 05/21/25 (Call 05/21/24)(a)(b)	665	710,493
3.89%, 03/15/24 (Call 03/15/23)(a)(b)	460	486,376
3.95%, 01/11/23(b)	510	531,573
4.25%, 01/20/23 (Call 01/20/22)(a)(b)	520	540,868
5.20%, 01/26/24(b)	250	272,890
5.70%, 01/25/22(c)	250	264,223
State Bank of India/London
3.25%, 01/24/22(c)	240	244,747
4.38%, 01/24/24(c)	400	428,220
4.50%, 09/28/23(c)	200	214,516
State Street Corp.
2.35%, 11/01/25 (Call 11/01/24)(a)	500	536,145

10

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.65%, 05/15/23 (Call 05/15/22)(a)	$715	$743,950
2.83%, 03/30/23 (Call 03/30/22)(a)(b)	48	49,843
3.10%, 05/15/23	316	339,232
3.30%, 12/16/24	62	69,474
3.70%, 11/20/23	561	623,063
3.78%, 12/03/24 (Call 12/03/23)(a)	65	71,818
Sumitomo Mitsui Banking Corp.
3.20%, 07/18/22	500	526,395
3.40%, 07/11/24	510	558,302
Sumitomo Mitsui Financial Group Inc.
1.47%, 07/08/25	1,000	1,025,560
2.35%, 01/15/25	495	523,314
2.44%, 10/19/21	300	307,206
2.45%, 09/27/24	300	317,427
2.70%, 07/16/24	625	667,062
2.78%, 07/12/22	892	930,436
2.78%, 10/18/22	670	701,269
2.85%, 01/11/22	354	365,431
3.10%, 01/17/23	881	935,067
3.75%, 07/19/23	530	576,412
3.94%, 10/16/23	200	220,426
4.44%, 04/02/24(b)	500	549,695
Suncorp-Metway Ltd.
2.80%, 05/04/22(b)	30	30,995
3.30%, 04/15/24(b)	300	321,078
SVB Financial Group, 3.50%, 01/29/25	25	26,943
Svenska Handelsbanken AB
1.88%, 09/07/21	250	254,273
3.90%, 11/20/23	250	277,280
Synchrony Bank, 3.00%, 06/15/22 (Call 05/15/22)	375	384,495
Synovus Financial Corp., 3.13%, 11/01/22 (Call 10/01/22)	576	589,236
TC Ziraat Bankasi AS, 5.13%, 05/03/22(c)	400	388,332
Toronto-Dominion Bank (The)
0.75%, 06/12/23	65	65,599
1.15%, 06/12/25	39	39,857
1.90%, 12/01/22	1,000	1,034,650
2.65%, 06/12/24	547	589,185
3.25%, 03/11/24	567	621,222
3.50%, 07/19/23	842	918,976
Truist Bank
1.50%, 03/10/25 (Call 02/10/25)	820	849,840
2.15%, 12/06/24 (Call 11/06/24)	250	266,070
2.45%, 08/01/22 (Call 07/01/22)	711	738,217
2.64%, 09/17/29 (Call 09/17/24)(a)	300	308,436
2.80%, 05/17/22 (Call 04/17/22)	392	408,170
3.00%, 02/02/23 (Call 01/02/23)	55	58,248
3.20%, 04/01/24 (Call 03/01/24)	283	310,174
3.50%, 08/02/22 (Call 08/02/21)(a)	349	359,013
3.69%, 08/02/24 (Call 08/02/23)(a)	103	112,387
Truist Financial Corp.
2.20%, 03/16/23 (Call 02/13/23)	513	535,428
2.50%, 08/01/24 (Call 07/01/24)	619	662,819
2.70%, 01/27/22 (Call 12/27/21)	744	768,001
2.75%, 04/01/22 (Call 03/01/22)	623	645,796
2.85%, 10/26/24 (Call 09/26/24)	286	311,322
3.05%, 06/20/22 (Call 05/20/22)	793	830,755
3.20%, 09/03/21 (Call 08/03/21)	161	165,568
3.75%, 12/06/23 (Call 11/06/23)	738	813,099
3.95%, 03/22/22 (Call 02/22/22)	15	15,764
4.00%, 05/01/25 (Call 03/01/25)	180	205,981

Security	Par (000)	Value

Banks (continued)
Turkiye Garanti Bankasi AS
5.88%, 03/16/23(c)	$200	$197,990
6.13%, 05/24/27 (Call 05/24/22)(a)(c)	600	502,404
Turkiye Is Bankasi AS
5.38%, 10/06/21(c)	400	398,028
5.50%, 04/21/22(c)	400	394,144
6.13%, 04/25/24(c)	400	382,040
7.00%, 06/29/28 (Call 06/29/23)(a)(c)	200	182,910
7.75%, 01/22/30 (Call 01/22/25)(a)(c)	400	364,268
Turkiye Vakiflar Bankasi TAO
5.25%, 02/05/25(c)	400	361,812
5.75%, 01/30/23(c)	200	192,472
6.00%, 11/01/22(c)	200	195,230
8.13%, 03/28/24(c)	400	404,596
U.S. Bancorp.
1.45%, 05/12/25 (Call 04/12/25)	77	79,953
2.40%, 07/30/24 (Call 06/30/24)	863	922,866
2.95%, 07/15/22 (Call 06/15/22)	583	611,001
3.00%, 03/15/22 (Call 02/15/22)	381	396,709
3.38%, 02/05/24 (Call 01/05/24)	875	958,886
3.60%, 09/11/24 (Call 08/11/24)	230	256,257
3.70%, 01/30/24 (Call 12/29/23)	10	11,065
Series V, 2.63%, 01/24/22 (Call 12/23/21)	995	1,026,989
U.S. Bank N.A./Cincinnati OH
2.05%, 01/21/25 (Call 12/21/24)	600	637,164
2.80%, 01/27/25 (Call 12/27/24)	600	656,664
2.85%, 01/23/23 (Call 12/23/22)	250	264,943
UBS Group AG
1.01%, 07/30/24 (Call 07/30/23)(a)(b)	3,480	3,494,929
2.65%, 02/01/22(b)	255	262,964
2.86%, 08/15/23 (Call 08/15/22)(a)(b)	1,775	1,846,426
3.49%, 05/23/23 (Call 05/23/22)(b)	595	623,852
UniCredit SpA
3.75%, 04/12/22(b)	315	324,850
6.57%, 01/14/22(b)	725	771,182
United Bank for Africa PLC, 7.75%, 06/08/22(c)	200	198,776
United Overseas Bank Ltd.
2.88%, 03/08/27 (Call 03/08/22)(a)(c)	400	407,096
3.50%, 09/16/26 (Call 09/16/21)(a)(c)	1,600	1,632,384
Vnesheconombank Via VEB Finance PLC
5.94%, 11/21/23(c)	600	667,848
6.03%, 07/05/22(c)	200	214,254
VTB Bank OJSC Via VTB Capital SA, 6.95%, 10/17/22(c)	400	425,332
Warba Sukuk Ltd., 2.98%, 09/24/24(c)	200	205,212
Wells Fargo & Co.
1.65%, 06/02/24 (Call 06/02/23)(a)	3,735	3,807,907
2.16%, 02/11/26 (Call 02/11/25)(a)	1,950	2,033,089
2.41%, 10/30/25 (Call 10/30/24)(a)	1,150	1,210,294
2.63%, 07/22/22	1,713	1,781,400
3.00%, 02/19/25	941	1,022,622
3.07%, 01/24/23 (Call 01/24/22)	2,113	2,187,378
3.30%, 09/09/24	245	269,270
3.50%, 03/08/22	1,251	1,308,934
3.75%, 01/24/24 (Call 12/24/23)	2,064	2,262,701
4.13%, 08/15/23	165	180,233
4.48%, 01/16/24	432	479,831
Series M, 3.45%, 02/13/23	739	785,210
Wells Fargo Bank N.A.
2.08%, 09/09/22 (Call 09/09/21)(a)	494	501,662
3.55%, 08/14/23 (Call 07/14/23)	875	950,819

11

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.63%, 10/22/21 (Call 09/21/21)	$300	$311,001
Westpac Banking Corp.
2.00%, 08/19/21	316	321,549
2.00%, 01/13/23	419	434,423
2.35%, 02/19/25	10	10,710
2.50%, 06/28/22	528	549,157
2.75%, 01/11/23	950	1,002,316
2.80%, 01/11/22	385	398,448
2.89%, 02/04/30 (Call 02/04/25)(a)	502	517,647
3.30%, 02/26/24	1,339	1,461,706
3.65%, 05/15/23	505	548,647
Woori Bank
4.25%, (Call 10/04/24)(a)(c)(e)	400	404,072
4.75%, 04/30/24(c)	200	223,996
5.25%, (Call 05/16/22)(a)(c)(e)	200	207,820
Yapi ve Kredi Bankasi AS
5.50%, 12/06/22(c)	400	387,340
5.75%, 02/24/22(c)	200	198,484
6.10%, 03/16/23(c)	200	196,038
8.25%, 10/15/24(c)	200	204,490

		453,137,504

Beverages — 0.4%
Anadolu Efes Biracilik Ve Malt Sanayii AS, 3.38%, 11/01/22(c)	200	198,518
Anheuser-Busch InBev Finance Inc., 3.70%, 02/01/24	990	1,092,910
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	113	117,856
3.50%, 01/12/24 (Call 12/12/23)	40	43,814
4.15%, 01/23/25 (Call 12/23/24)	325	370,916
Beam Suntory Inc., 3.25%, 05/15/22 (Call 02/15/22)	167	172,551
Beverages & More Inc., 11.50%, 06/15/22 (Call 06/15/21)(b)	50	41,641
Brown-Forman Corp., 3.50%, 04/15/25 (Call 02/15/25)	36	40,354
Coca-Cola Co. (The)
1.55%, 09/01/21	791	802,264
1.75%, 09/06/24	674	709,857
2.20%, 05/25/22	565	584,182
2.50%, 04/01/23	40	42,336
2.95%, 03/25/25	287	318,177
3.20%, 11/01/23	331	361,081
3.30%, 09/01/21	325	335,705
Constellation Brands Inc.
2.65%, 11/07/22 (Call 10/07/22)	402	419,587
2.70%, 05/09/22 (Call 04/09/22)	368	381,292
3.20%, 02/15/23 (Call 01/15/23)	520	552,484
4.25%, 05/01/23	322	354,190
4.75%, 11/15/24	146	169,756
Cott Holdings Inc., 5.50%, 04/01/25 (Call 04/01/21)(b)	300	311,340
Diageo Capital PLC
2.13%, 10/24/24 (Call 09/24/24)	370	393,158
2.63%, 04/29/23 (Call 01/29/23)	836	883,251
Diageo Investment Corp., 2.88%, 05/11/22	678	707,812
Heineken NV
2.75%, 04/01/23(b)	54	56,810
3.40%, 04/01/22(b)	296	308,855
Keurig Dr Pepper Inc.
3.13%, 12/15/23 (Call 10/15/23)	239	258,065
4.06%, 05/25/23 (Call 04/25/23)	1,122	1,227,973
4.42%, 05/25/25 (Call 03/25/25)	10	11,693
Molson Coors Beverage Co., 3.50%, 05/01/22	130	135,675

Security	Par (000)	Value

Beverages (continued)
PepsiCo Inc.
0.75%, 05/01/23	$737	$746,404
1.70%, 10/06/21 (Call 09/06/21)	180	182,867
2.25%, 05/02/22 (Call 04/02/22)	596	615,000
2.25%, 03/19/25 (Call 02/19/25)	765	823,125
2.75%, 03/05/22	306	318,473
2.75%, 03/01/23	54	57,327
2.75%, 04/30/25 (Call 01/30/25)	90	98,664
3.00%, 08/25/21	288	296,237
3.10%, 07/17/22 (Call 05/17/22)	423	444,294
3.60%, 03/01/24 (Call 12/01/23)	825	910,965
Pernod Ricard SA, 4.45%, 01/15/22(b)	400	421,748
Suntory Holdings Ltd., 2.25%, 10/16/24 (Call 09/16/24)(b)	215	224,950

		16,544,157

Biotechnology — 0.2%
Amgen Inc.
1.90%, 02/21/25 (Call 01/21/25)	150	158,064
2.25%, 08/19/23 (Call 06/19/23)(d)	657	690,106
2.65%, 05/11/22 (Call 04/11/22)	854	886,170
2.70%, 05/01/22 (Call 03/01/22)	389	402,876
3.13%, 05/01/25 (Call 02/01/25)	30	33,198
3.63%, 05/15/22 (Call 02/15/22)	268	281,049
3.63%, 05/22/24 (Call 02/22/24)	150	166,215
3.88%, 11/15/21 (Call 08/15/21)	491	508,109
Biogen Inc., 3.63%, 09/15/22	912	972,885
Gilead Sciences Inc.
1.95%, 03/01/22 (Call 02/01/22)	219	224,155
2.50%, 09/01/23 (Call 07/01/23)	100	105,985
3.25%, 09/01/22 (Call 07/01/22)	1,154	1,216,339
3.50%, 02/01/25 (Call 11/01/24)	60	67,241
3.70%, 04/01/24 (Call 01/01/24)	1,014	1,122,407
4.40%, 12/01/21 (Call 09/01/21)	490	511,413

		7,346,212

Building Materials — 0.1%
Associated Materials LLC/AMH New Finance Inc., 9.00%, 01/01/24 (Call 01/01/21)(b)	150	115,313
BMC East LLC, 5.50%, 10/01/24 (Call 10/01/20)(b)	95	97,151
Boise Cascade Co., 5.63%, 09/01/24 (Call 09/01/20)(b)	142	146,303
Boral Finance Pty Ltd., 3.00%, 11/01/22 (Call 10/01/22)(b)	24	24,329
Carrier Global Corp.
1.92%, 02/15/23 (Call 01/15/23)(b)	235	241,759
2.24%, 02/15/25 (Call 01/15/25)(b)	667	697,609
Cemex SAB de CV
5.70%, 01/11/25 (Call 01/11/21)(c)	500	505,165
6.13%, 05/05/25 (Call 05/05/21)(c)	200	203,722
Forterra Finance LLC/FRTA Finance Corp., 6.50%, 07/15/25 (Call 07/15/22)(b)	45	48,031
Fortune Brands Home & Security Inc., 4.00%, 09/21/23 (Call 08/21/23)	335	368,915
InterCement Financial Operations BV, 5.75%, 07/17/24 (Call 07/17/21)(b)	200	132,668
James Hardie International Finance DAC, 4.75%, 01/15/25 (Call 01/15/21)(b)	200	206,222
JELD-WEN Inc., 6.25%, 05/15/25 (Call 05/15/22)(b)	90	96,300
Lennox International Inc., 3.00%, 11/15/23 (Call 09/15/23)	67	70,639
Louisiana-Pacific Corp., 4.88%, 09/15/24 (Call 09/15/20)	59	60,749
Martin Marietta Materials Inc., 4.25%, 07/02/24 (Call 04/02/24)	5	5,511
Masco Corp., 4.45%, 04/01/25 (Call 01/01/25)	7	8,090

12

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials (continued)
Norbord Inc., 6.25%, 04/15/23 (Call 01/15/23)(b)	$125	$132,910
Summit Materials LLC/Summit Materials Finance Corp.
5.13%, 06/01/25 (Call 06/01/21)(b)	100	102,278
6.13%, 07/15/23 (Call 08/11/20)	225	225,229
U.S. Concrete Inc., 6.38%, 06/01/24 (Call 06/01/21)	215	219,569
Vulcan Materials Co., 4.50%, 04/01/25 (Call 01/01/25)	11	12,395

		3,720,857

Chemicals — 0.7%
Air Liquide Finance SA, 1.75%, 09/27/21 (Call 08/27/21)(b)	410	416,109
Air Products and Chemicals Inc.
1.50%, 10/15/25 (Call 09/15/25)	205	214,020
2.75%, 02/03/23	73	77,092
3.00%, 11/03/21	325	335,351
Airgas Inc., 3.65%, 07/15/24 (Call 04/15/24)	57	62,975
Albemarle Corp., 4.15%, 12/01/24 (Call 09/01/24)	69	74,434
Alpek SAB de CV, 5.38%, 08/08/23(c)	400	427,176
Aruba Investments Inc., 8.75%, 02/15/23 (Call 02/15/21)(b)	50	51,378
Ashland LLC, 4.75%, 08/15/22 (Call 05/15/22)	74	77,892
Atotech Alpha 3 BV/Alpha U.S. Bidco Inc., 6.25%, 02/01/25 (Call 02/01/21)(b)	200	205,742
Avient Corp.
5.25%, 03/15/23	214	235,494
5.75%, 05/15/25 (Call 05/15/22)(b)	255	277,167
Axalta Coating Systems LLC, 4.88%, 08/15/24 (Call 08/15/20)(b)	300	308,172
BASF SE, 2.50%, 01/18/22(c)	12	12,314
Blue Cube Spinco LLC, 9.75%, 10/15/23 (Call 10/15/20)	281	293,086
Bluestar Finance Holdings Ltd., 3.38%, 07/16/24(c)	400	418,864
Braskem Finance Ltd., 6.45%, 02/03/24	280	297,500
Cabot Corp., 3.70%, 07/15/22	26	27,013
Celanese U.S. Holdings LLC
3.50%, 05/08/24 (Call 04/08/24)	162	172,596
4.63%, 11/15/22	231	247,900
CF Industries Inc., 3.45%, 06/01/23	262	274,686
Chemours Co. (The)
6.63%, 05/15/23 (Call 05/15/21)	325	328,364
7.00%, 05/15/25 (Call 05/15/21)	325	333,255
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP
3.30%, 05/01/23 (Call 04/01/23)(b)	160	169,253
5.13%, 04/01/25 (Call 03/01/25)(b)	16	18,799
CNAC HK Finbridge Co. Ltd.
3.50%, 07/19/22(c)	900	930,420
4.63%, 03/14/23(c)	1,604	1,719,328
4.88%, 03/14/25(c)	200	225,512
Cornerstone Chemical Co., 6.75%, 08/15/24 (Call 08/15/20)(b)	175	161,058
CVR Partners LP/CVR Nitrogen Finance Corp., 9.25%, 06/15/23 (Call 06/15/21)(b)	260	255,401
Dow Chemical Co. (The)
3.15%, 05/15/24 (Call 04/15/24)	360	386,928
3.50%, 10/01/24 (Call 07/01/24)	380	416,260
DuPont de Nemours Inc.
2.17%, 05/01/23	157	160,061
4.21%, 11/15/23 (Call 10/15/23)	1,221	1,346,739
Eastman Chemical Co.
3.50%, 12/01/21	511	527,362
3.60%, 08/15/22 (Call 05/15/22)	501	523,821
3.80%, 03/15/25 (Call 12/15/24)	96	105,860

Security	Par (000)	Value

Chemicals (continued)
Ecolab Inc.
2.38%, 08/10/22 (Call 07/10/22)	$625	$648,956
3.25%, 01/14/23 (Call 11/19/22)	453	481,417
4.35%, 12/08/21	386	406,574
EI du Pont de Nemours and Co., 1.70%, 07/15/25 (Call 06/15/25)	700	731,591
Equate Petrochemical BV, 3.00%, 03/03/22(c)	800	813,912
Eurochem Finance DAC, 5.50%, 03/13/24(c)	400	436,188
FMC Corp.
3.95%, 02/01/22 (Call 11/01/21)	65	67,296
4.10%, 02/01/24 (Call 11/01/23)	27	29,374
GC Treasury Center Co. Ltd., 4.25%, 09/19/22(c)	200	210,160
Hanwha Total Petrochemical Co. Ltd., 3.88%, 01/23/24(c)	200	214,146
Huntsman International LLC, 5.13%, 11/15/22 (Call 08/15/22)	140	148,635
INEOS Group Holdings SA, 5.63%, 08/01/24 (Call 08/01/20)(b)	200	201,012
International Flavors & Fragrances Inc., 3.20%, 05/01/23 (Call 02/01/23)	150	156,366
Kraton Polymers LLC/Kraton Polymers Capital Corp., 7.00%, 04/15/25 (Call 04/15/21)(b)	150	155,632
LG Chem Ltd., 3.25%, 10/15/24(c)	200	214,540
LYB International Finance BV, 4.00%, 07/15/23	668	729,529
LYB International Finance III LLC, 2.88%, 05/01/25 (Call 04/01/25)	60	64,894
LyondellBasell Industries NV, 5.75%, 04/15/24 (Call 01/15/24)	250	290,700
Methanex Corp.
4.25%, 12/01/24 (Call 09/01/24)	150	145,156
5.25%, 03/01/22	100	101,120
Mosaic Co. (The)
3.25%, 11/15/22 (Call 10/15/22)	472	487,024
4.25%, 11/15/23 (Call 08/15/23)	421	450,398
NewMarket Corp., 4.10%, 12/15/22	64	68,527
Nutrien Ltd.
1.90%, 05/13/23	48	49,646
3.00%, 04/01/25 (Call 01/01/25)	76	82,686
3.15%, 10/01/22 (Call 07/01/22)	941	984,615
3.50%, 06/01/23 (Call 03/01/23)	75	80,146
OCI NV
5.25%, 11/01/24 (Call 11/01/21)(b)	200	202,524
6.63%, 04/15/23 (Call 04/15/21)(b)	200	207,644
OCP SA, 5.63%, 04/25/24(c)	400	431,008
Olin Corp.
5.50%, 08/15/22	75	76,226
9.50%, 06/01/25 (Call 03/01/25)(b)	195	222,589
Orbia Advance Corp. SAB de CV, 4.88%, 09/19/22(c)	200	210,916
Petkim Petrokimya Holding AS, 5.88%, 01/26/23 (Call 01/26/21)(c)	200	197,360
Phosagro OAO via Phosagro Bond Funding DAC, 3.95%, 11/03/21(c)	200	205,426
Phosagro OAO Via Phosagro Bond Funding DAC
3.05%, 01/23/25 (Call 10/23/24)(c)	200	203,492
3.95%, 04/24/23(c)	200	208,500
PPG Industries Inc.
2.40%, 08/15/24 (Call 07/15/24)	376	400,782
3.20%, 03/15/23 (Call 02/15/23)	87	92,406
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	232	239,361
2.45%, 02/15/22 (Call 11/15/21)	273	280,420

13

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
2.65%, 02/05/25 (Call 11/05/24)	$57	$61,758
2.70%, 02/21/23 (Call 11/21/22)	259	271,916
3.00%, 09/01/21	135	138,908
PTT Global Chemical PCL, 4.25%, 09/19/22(c)	285	299,823
Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 04/01/25 (Call 04/01/21)(b)	200	198,412
Rayonier AM Products Inc., 5.50%, 06/01/24 (Call 06/01/21)(b)(d)	200	121,876
RPM International Inc., 3.45%, 11/15/22 (Call 08/15/22)	171	177,009
SABIC Capital II BV, 4.00%, 10/10/23(c)	200	215,626
Sasol Financing International Ltd., 4.50%, 11/14/22	210	199,893
Sasol Financing USA LLC, 5.88%, 03/27/24 (Call 02/27/24)	760	712,728
Sherwin-Williams Co. (The)
3.13%, 06/01/24 (Call 04/01/24)	148	160,663
4.20%, 01/15/22 (Call 10/15/21)	94	97,947
Sibur Securities DAC, 3.45%, 09/23/24(c)	300	308,610
Syngenta Finance NV
3.13%, 03/28/22	600	612,324
4.44%, 04/24/23 (Call 03/24/23)(b)	330	348,388
4.89%, 04/24/25 (Call 02/24/25)(b)	200	214,290
TPC Group Inc., 10.50%, 08/01/24 (Call 08/01/21)(b)	360	320,407
Tronox Inc., 6.50%, 05/01/25 (Call 05/01/22)(b)	210	224,099
Uralkali OJSC Via Uralkali Finance DAC, 4.00%, 10/22/24(c)	200	206,310
Valvoline Inc., 4.38%, 08/15/25 (Call 08/15/20)(b)	55	56,802
WR Grace & Co.-Conn, 5.63%, 10/01/24(b)	100	108,373
Yingde Gases Investment Ltd., 6.25%, 01/19/23 (Call 01/19/21)(c)	200	206,702

		29,007,140

Coal — 0.1%
Adaro Indonesia PT, 4.25%, 10/31/24 (Call 10/31/22)(c)	800	794,312
Indika Energy Capital III Pte Ltd., 5.88%, 11/09/24 (Call 11/09/21)(c)(d)	400	368,972
Korea Resources Corp., 3.00%, 04/24/22(c)	200	206,470
Peabody Energy Corp., 6.00%, 03/31/22 (Call 03/31/21)(b)	150	89,595
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.50%, 06/15/25 (Call 06/15/21)(b)	225	208,143
Warrior Met Coal Inc., 8.00%, 11/01/24 (Call 11/01/20)(b)	100	102,598
Yankuang Group Cayman Ltd., 6.00%, 01/30/22(c)	400	413,468

		2,183,558

Commercial Services — 0.5%
ACE Cash Express Inc., 12.00%, 12/15/22 (Call 12/15/20)(b)	107	77,351
Adani Abbot Point Terminal Pty Ltd., 4.45%, 12/15/22(b)(d)	200	178,668
Adani Ports & Special Economic Zone Ltd.
3.38%, 07/24/24(c)	200	203,482
3.95%, 01/19/22(c)	200	203,548
ADT Security Corp. (The)
3.50%, 07/15/22	350	359,698
4.13%, 06/15/23	275	288,222
6.25%, 10/15/21	359	376,997
Ahern Rentals Inc., 7.38%, 05/15/23 (Call 05/15/21)(b)	150	66,696
Algeco Global Finance PLC, 8.00%, 02/15/23 (Call 02/15/21)(b)	200	200,748
AMN Healthcare Inc., 5.13%, 10/01/24 (Call 10/01/20)(b)	35	35,525
APX Group Inc.
7.63%, 09/01/23 (Call 09/01/20)(d)	130	124,212
7.88%, 12/01/22 (Call 12/01/20)	257	260,043

Security	Par (000)	Value

Commercial Services (continued)
8.50%, 11/01/24 (Call 05/01/21)(d)	$100	$103,072
Atento Luxco 1 SA, 6.13%, 08/10/22 (Call 08/10/20)(b)	50	46,340
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
5.25%, 03/15/25 (Call 03/15/21)(b)	50	47,725
5.50%, 04/01/23 (Call 04/01/21)	26	25,145
6.38%, 04/01/24 (Call 04/01/21)(b)(d)	225	216,634
10.50%, 05/15/25 (Call 05/15/22)(b)(d)	165	190,814
Block Financial LLC, 5.50%, 11/01/22 (Call 05/01/22)	155	165,208
Brink’s Co. (The), 5.50%, 07/15/25 (Call 06/18/22)(b)	80	84,983
Capitol Investment Merger Sub 2 LLC, 10.00%, 08/01/24 (Call 08/01/21)(b)	150	154,957
Cardtronics Inc./Cardtronics USA Inc., 5.50%, 05/01/25 (Call 05/01/21)(b)	150	150,270
Cintas Corp. No. 2
2.90%, 04/01/22 (Call 03/01/22)	601	623,363
3.25%, 06/01/22 (Call 03/01/22)	52	54,241
CMHI Finance BVI Co. Ltd., 4.38%, 08/06/23(c)	400	431,856
DP World Crescent Ltd., 3.91%, 05/31/23(c)	400	423,156
Emeco Pty Ltd., Series B, 9.25%, 03/31/22 (Call 03/31/21)	100	100,817
Equifax Inc.
2.60%, 12/01/24 (Call 11/01/24)	542	578,417
3.30%, 12/15/22 (Call 09/15/22)	75	78,796
3.60%, 08/15/21	250	257,925
3.95%, 06/15/23 (Call 05/15/23)	102	110,518
ERAC USA Finance LLC
2.70%, 11/01/23 (Call 09/01/23)(b)	116	120,799
3.30%, 10/15/22(b)	96	100,264
3.85%, 11/15/24 (Call 08/15/24)(b)	250	272,900
4.50%, 08/16/21(b)	95	98,178
Gartner Inc., 5.13%, 04/01/25 (Call 04/01/21)(b)	325	337,665
Global Payments Inc.
2.65%, 02/15/25 (Call 01/15/24)	368	394,529
3.75%, 06/01/23 (Call 03/01/23)	334	359,421
4.00%, 06/01/23 (Call 05/01/23)	430	468,012
HPHT Finance 17 Ltd., 2.75%, 09/11/22(c)	400	409,012
IHS Markit Ltd.
3.63%, 05/01/24 (Call 04/01/24)	509	546,376
4.13%, 08/01/23 (Call 07/01/23)	607	664,811
4.75%, 02/15/25 (Call 11/15/24)(b)	19	21,645
5.00%, 11/01/22 (Call 08/01/22)(b)	189	202,816
Jaguar Holding Co. II/PPD Development LP, 4.63%, 06/15/25 (Call 06/05/22)(b)	230	242,199
Laureate Education Inc., 8.25%, 05/01/25 (Call 04/26/21)(b)	300	320,904
Mersin Uluslararasi Liman Isletmeciligi AS, 5.38%, 11/15/24 (Call 11/15/22)(c)	400	405,560
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance Inc., 7.88%, 10/01/22 (Call 08/17/20)(b)(d)	145	113,348
Moody’s Corp.
2.63%, 01/15/23 (Call 12/15/22)	165	173,154
2.75%, 12/15/21 (Call 11/15/21)	264	271,622
3.75%, 03/24/25 (Call 02/24/25)	121	137,458
4.50%, 09/01/22 (Call 06/01/22)	535	572,905
4.88%, 02/15/24 (Call 11/15/23)	52	59,055
MPH Acquisition Holdings LLC, 7.13%, 06/01/24 (Call 06/01/21)(b)	525	538,587
Nielsen Co Luxembourg SARL (The)
5.00%, 02/01/25 (Call 02/01/21)(b)(d)	180	185,278
5.50%, 10/01/21 (Call 08/31/20)(b)	168	168,442

14

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 04/15/22 (Call 04/15/21)(b)	$800	$803,520
PayPal Holdings Inc.
1.35%, 06/01/23	494	506,419
1.65%, 06/01/25 (Call 05/01/25)	440	459,206
2.20%, 09/26/22	147	152,535
2.40%, 10/01/24 (Call 09/01/24)	908	973,921
Prime Security Services Borrower LLC/Prime Finance Inc., 5.25%, 04/15/24(b)	290	311,750
Quad/Graphics Inc., 7.00%, 05/01/22	95	83,525
RELX Capital Inc., 3.50%, 03/16/23 (Call 02/16/23)	627	671,210
Ritchie Bros. Auctioneers Inc., 5.38%, 01/15/25 (Call 01/15/21)(b)	150	155,442
RR Donnelley & Sons Co., 8.25%, 07/01/27 (Call 07/01/23)	191	188,809
S&P Global Inc., 4.00%, 06/15/25 (Call 03/15/25)	21	24,121
Service Corp. International/U.S.
5.38%, 05/15/24 (Call 05/15/21)	15	15,337
8.00%, 11/15/21	75	79,844
ServiceMaster Co. LLC (The), 5.13%, 11/15/24 (Call 11/15/20)(b)	275	283,253
Shanghai Port Group BVI Development Co. Ltd., 2.40%, 09/11/24(c)	400	415,156
Shanhai Hong Kong International Investments Ltd., 4.10%, 09/27/22(c)	200	199,786
United Rentals North America Inc., 5.50%, 07/15/25 (Call 07/15/21)	100	103,011
Verisk Analytics Inc., 4.13%, 09/12/22	11	11,781
WEX Inc., 4.75%, 02/01/23 (Call 02/01/21)(b)	150	150,441
Yale University, Series 2020, 0.87%, 04/15/25 (Call 03/15/25)	258	260,389

		19,253,823

Computers — 0.8%
Apple Inc.
0.75%, 05/11/23	1,560	1,577,597
1.13%, 05/11/25 (Call 04/11/25)	2,226	2,289,819
1.55%, 08/04/21 (Call 07/04/21)	475	480,538
1.70%, 09/11/22	227	233,651
1.80%, 09/11/24 (Call 08/11/24)	665	699,720
2.10%, 09/12/22 (Call 08/12/22)	558	578,188
2.15%, 02/09/22	460	473,266
2.30%, 05/11/22 (Call 04/11/22)	702	725,980
2.40%, 01/13/23 (Call 12/13/22)	472	495,015
2.40%, 05/03/23	1,783	1,883,971
2.50%, 02/09/22 (Call 01/09/22)	785	810,144
2.50%, 02/09/25	101	109,710
2.70%, 05/13/22	283	294,957
2.75%, 01/13/25 (Call 11/13/24)	309	337,462
2.85%, 02/23/23 (Call 12/23/22)	493	522,708
2.85%, 05/11/24 (Call 03/11/24)	958	1,037,217
3.00%, 02/09/24 (Call 12/09/23)	871	944,016
3.20%, 05/13/25	40	44,936
3.45%, 05/06/24	713	790,988
Booz Allen Hamilton Inc., 5.13%, 05/01/25 (Call 05/01/21)(b)	125	127,376
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (Call 06/15/24)(b)	577	626,553
5.45%, 06/15/23 (Call 04/15/23)(b)	1,221	1,344,309
5.85%, 07/15/25 (Call 06/15/25)(b)	90	105,292
7.13%, 06/15/24 (Call 06/15/21)(b)	625	649,194

Security	Par (000)	Value

Computers (continued)
Diebold Nixdorf Inc.
8.50%, 04/15/24 (Call 04/15/21)(d)	$150	$137,507
9.38%, 07/15/25 (Call 07/15/22)(b)	253	267,937
DXC Technology Co.
4.00%, 04/15/23	7	7,405
4.13%, 04/15/25 (Call 03/15/25)	38	41,017
4.25%, 04/15/24 (Call 02/15/24)	376	410,739
EMC Corp., 3.38%, 06/01/23 (Call 03/01/23)	380	398,316
Exela Intermediate LLC/Exela Finance Inc., 10.00%, 07/15/23 (Call 07/14/21)(b)(d)	250	62,150
Flexential Intermediate Corp., 11.25%, 08/01/24 (Call 02/01/22)(b)	5	5,064
Genpact Luxembourg Sarl
3.38%, 12/01/24 (Call 11/01/24)	55	57,298
3.70%, 04/01/22 (Call 03/01/22)	268	274,636
Hewlett Packard Enterprise Co.
1.45%, 04/01/24 (Call 03/01/24)	500	501,965
2.25%, 04/01/23 (Call 03/01/23)	468	483,996
3.50%, 10/05/21 (Call 09/05/21)	45	46,389
4.40%, 10/15/22 (Call 08/15/22)	619	662,800
4.45%, 10/02/23 (Call 09/02/23)	133	145,896
4.65%, 10/01/24 (Call 09/01/24)	1,052	1,182,669
HP Inc.
2.20%, 06/17/25 (Call 05/17/25)	539	566,036
4.05%, 09/15/22	275	293,967
IBM Credit LLC
2.20%, 09/08/22	110	114,102
3.00%, 02/06/23	820	873,005
3.60%, 11/30/21	220	229,519
International Business Machines Corp.
1.88%, 08/01/22	455	468,773
2.50%, 01/27/22	455	469,419
2.85%, 05/13/22	950	992,930
3.00%, 05/15/24	980	1,067,769
3.38%, 08/01/23	100	108,631
3.63%, 02/12/24	615	680,251
Leidos Inc.
2.95%, 05/15/23 (Call 04/15/23)(b)	6	6,328
3.63%, 05/15/25 (Call 04/15/25)(b)	85	94,108
Lenovo Group Ltd.
3.88%, 03/16/22(c)	650	656,279
4.75%, 03/29/23(c)	400	410,828
5.88%, 04/24/25(c)	400	426,200
Lenovo Perpetual Securities Ltd., 5.38%, (Call 03/16/22)(a)(c)(e)	200	202,942
NCR Corp.
5.00%, 07/15/22 (Call 08/31/20)	214	214,740
6.38%, 12/15/23 (Call 12/15/20)	250	257,453
8.13%, 04/15/25 (Call 04/15/22)(b)	200	221,968
NetApp Inc.
1.88%, 06/22/25 (Call 05/22/25)	684	709,370
3.30%, 09/29/24 (Call 07/29/24)	104	113,676
Seagate HDD Cayman
4.09%, 06/01/29 (Call 03/01/29)(b)	586	624,951
4.75%, 06/01/23	207	220,556
4.88%, 03/01/24 (Call 01/01/24)	269	291,031
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.
5.75%, 06/01/25 (Call 06/01/22)(b)	110	115,518
6.75%, 06/01/25 (Call 06/01/21)(b)	350	362,730

15

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
Vericast Corp.
8.38%, 08/15/22 (Call 02/15/21)(b)	$275	$222,162
9.25%, 03/01/21 (Call 08/31/20)(b)	71	71,349
Vericast Corp./Harland Clarke/Checks in the Mail/Valassis Comm/Valassis Direct, 12.50%, 05/01/24 (Call 12/20/20)(b)(d)	114	116,943

		33,071,925

Cosmetics & Personal Care — 0.1%
Avon International Capital PLC, 6.50%, 08/15/22 (Call 08/15/20)(b)	105	104,390
Avon International Operations Inc., 7.88%, 08/15/22 (Call 08/15/20)(b)	206	207,502
Avon Products Inc., 7.00%, 03/15/23	175	179,512
Colgate-Palmolive Co.
1.95%, 02/01/23	20	20,847
2.10%, 05/01/23	337	353,405
2.25%, 11/15/22	281	293,417
2.30%, 05/03/22	67	69,348
3.25%, 03/15/24	92	101,160
Edgewell Personal Care Co., 4.70%, 05/24/22	150	158,933
Estee Lauder Companies Inc. (The), 2.00%, 12/01/24 (Call 11/01/24)	771	817,291
Natura Cosmeticos SA, 5.38%, 02/01/23 (Call 02/01/21)(c)	200	207,112
Procter & Gamble Co. (The)
1.70%, 11/03/21	250	254,483
2.15%, 08/11/22	511	531,440
2.30%, 02/06/22	569	587,037
2.45%, 03/25/25 (Call 02/25/25)	412	448,392
3.10%, 08/15/23	117	127,028
Revlon Consumer Products Corp., 6.25%, 08/01/24 (Call 08/01/20)	100	17,075
Unilever Capital Corp.
2.20%, 05/05/22 (Call 04/05/22)	520	535,818
2.60%, 05/05/24 (Call 03/05/24)	375	403,181
3.00%, 03/07/22	200	208,548
3.25%, 03/07/24 (Call 02/07/24)	335	366,791

		5,992,710

Distribution & Wholesale — 0.1%
Chongqing Nan’an Urban Construction & Development Group Co. Ltd.
4.66%, 06/04/24(c)	400	408,116
5.88%, 06/18/22(c)	200	207,060
Core & Main Holdings LP (9.38% PIK), 8.63%, 09/15/24 (Call 09/15/20)(b)(h)	125	127,216
Gansu Provincial Highway Aviation Tourism Investment Group Co. Ltd., 3.88%, 07/05/22(c)	400	402,012
KAR Auction Services Inc., 5.13%, 06/01/25 (Call 06/01/21)(b)	350	353,661
Li & Fung Ltd., 4.38%, 10/04/24 (Call 09/04/24)(c)	200	200,842
Mitsubishi Corp., 2.50%, 07/09/24(c)	250	264,430
Performance Food Group Inc.
5.50%, 06/01/24 (Call 06/01/21)(b)	140	141,196
6.88%, 05/01/25 (Call 05/01/22)(b)	100	107,826
Sinochem International Development Pte Ltd., 3.13%, 07/25/22(c)	200	203,896
Sumitomo Corp., 2.60%, 07/09/24 (Call 06/09/24)(c)	500	529,805
Wolverine Escrow LLC, 8.50%, 11/15/24 (Call 11/15/21)(b)	225	161,633
WW Grainger Inc., 1.85%, 02/15/25 (Call 01/15/25)	166	174,587

		3,282,280

Security	Par (000)	Value

Diversified Financial Services — 1.8%
4finance SA, 10.75%, 05/01/22 (Call 05/01/21)(b)	$200	$150,110
AerCap Holdings NV, 5.88%, 10/10/79 (Call 10/10/24)(a)	350	264,156
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.88%, 08/14/24 (Call 07/14/24)	150	142,607
3.30%, 01/23/23 (Call 12/23/22)	210	207,749
3.50%, 05/26/22 (Call 04/26/22)	310	307,625
4.13%, 07/03/23 (Call 06/03/23)	500	500,870
4.45%, 12/16/21 (Call 11/16/21)	500	509,735
4.50%, 09/15/23 (Call 08/15/23)	400	406,264
4.63%, 07/01/22	315	319,873
4.88%, 01/16/24 (Call 12/16/23)	235	238,332
6.50%, 07/15/25 (Call 06/15/25)	800	857,728
AIG Global Funding
1.90%, 10/06/21(b)	75	76,302
2.30%, 07/01/22(b)	22	22,729
2.70%, 12/15/21(b)	25	25,739
Air Lease Corp.
2.25%, 01/15/23	126	124,533
2.30%, 02/01/25 (Call 01/01/25)	310	297,913
2.63%, 07/01/22 (Call 06/01/22)	494	493,323
2.75%, 01/15/23 (Call 12/15/22)	317	317,396
3.00%, 09/15/23 (Call 07/15/23)	272	270,352
3.25%, 03/01/25 (Call 01/01/25)	57	57,343
3.38%, 07/01/25 (Call 06/01/25)	500	507,330
3.50%, 01/15/22	113	114,336
3.75%, 02/01/22 (Call 12/01/21)	95	96,483
3.88%, 07/03/23 (Call 06/03/23)	411	420,169
4.25%, 02/01/24 (Call 01/01/24)	430	444,878
4.25%, 09/15/24 (Call 06/15/24)	85	87,520
Aircastle Ltd.
4.13%, 05/01/24 (Call 02/01/24)	145	141,530
4.40%, 09/25/23 (Call 08/25/23)	378	372,727
5.00%, 04/01/23	270	270,618
5.50%, 02/15/22	348	353,686
Ally Financial Inc.
3.05%, 06/05/23 (Call 05/05/23)	7	7,243
3.88%, 05/21/24 (Call 04/21/24)	346	369,981
4.13%, 02/13/22	408	423,373
4.63%, 05/19/22	336	354,383
4.63%, 03/30/25	88	97,445
5.13%, 09/30/24	467	524,114
5.80%, 05/01/25 (Call 04/01/25)	230	267,801
American Express Co.
2.50%, 08/01/22 (Call 07/01/22)	965	1,002,857
2.50%, 07/30/24 (Call 06/29/24)	1,149	1,231,165
2.65%, 12/02/22	485	509,759
2.75%, 05/20/22 (Call 04/19/22)	228	237,357
3.00%, 10/30/24 (Call 09/29/24)	24	26,247
3.40%, 02/27/23 (Call 01/27/23)	1,353	1,448,968
3.40%, 02/22/24 (Call 01/22/24)	785	858,711
3.63%, 12/05/24 (Call 11/04/24)	53	58,990
3.70%, 11/05/21 (Call 10/05/21)	315	327,168
3.70%, 08/03/23 (Call 07/03/23)	642	699,953
American Express Credit Corp., 2.70%, 03/03/22 (Call 01/31/22)	868	899,170
Ameriprise Financial Inc.
3.00%, 03/22/22	555	577,600
3.00%, 04/02/25 (Call 03/02/25)	16	17,489
3.70%, 10/15/24	104	116,395
4.00%, 10/15/23	435	482,811

16

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Apollo Management Holdings LP, 4.95%, 01/14/50 (Call 01/14/24)(a)(b)	$250	$231,460
Avolon Holdings Funding Ltd.
2.88%, 02/15/25 (Call 01/15/25)(b)	430	369,654
3.63%, 05/01/22 (Call 04/01/22)(b)	245	236,839
3.95%, 07/01/24 (Call 06/01/24)(b)	358	323,747
5.13%, 10/01/23 (Call 09/01/23)(b)	333	316,223
5.25%, 05/15/24 (Call 04/15/24)(b)	243	225,686
5.50%, 01/15/23 (Call 12/15/22)(b)	275	261,374
Azure Nova International Finance Ltd.
2.63%, 11/01/21(c)	400	404,808
3.50%, 03/21/22(c)	200	205,726
Azure Orbit IV International Finance Ltd., 3.75%, 01/25/23(c)	200	209,194
Banco BTG Pactual SA/Cayman Islands, 5.50%, 01/31/23(c)	400	414,848
BGC Partners Inc.
3.75%, 10/01/24 (Call 09/01/24)	98	96,485
5.38%, 07/24/23	355	368,724
Blackstone Holdings Finance Co. LLC, 4.75%, 02/15/23(b)	17	18,712
BOC Aviation Ltd.
2.38%, 09/15/21 (Call 08/15/21)(c)	400	402,600
2.63%, 01/17/25 (Call 12/17/24)(c)	400	409,912
3.25%, 04/29/25 (Call 03/29/25)(b)	500	526,980
3.50%, 10/10/24 (Call 09/10/24)(c)	200	211,754
4.00%, 01/25/24 (Call 12/25/23)(c)	400	425,904
4.38%, 05/02/23(c)	200	213,408
Bocom Leasing Management Hong Kong Co. Ltd.
1.29%, 03/02/25(a)(c)	500	483,460
4.00%, 01/22/22(c)	200	206,502
4.38%, 01/22/24(c)	200	216,658
Brookfield Finance Inc., 4.00%, 04/01/24 (Call 02/01/24)	595	649,431
Cantor Fitzgerald LP
4.88%, 05/01/24 (Call 04/01/24)(b)	260	281,640
6.50%, 06/17/22(b)	45	48,286
Capital One Bank USA N.A., 2.28%, 01/28/26 (Call 01/28/25)(a)	1,000	1,040,570
Capital One Financial Corp.
2.60%, 05/11/23 (Call 04/11/23)	83	87,056
3.05%, 03/09/22 (Call 02/09/22)	770	798,321
3.20%, 01/30/23 (Call 12/30/22)	882	933,218
3.20%, 02/05/25 (Call 01/05/25)	307	334,034
3.30%, 10/30/24 (Call 09/30/24)	619	675,286
3.50%, 06/15/23	570	613,611
3.75%, 04/24/24 (Call 03/24/24)	100	109,384
3.90%, 01/29/24 (Call 12/29/23)	530	580,064
CCBL Cayman 1 Corp. Ltd., 3.50%, 05/16/24(c)	400	423,100
CDBL Funding 1, 3.00%, 04/24/23(c)	400	412,080
CDBL Funding 2, 3.75%, 03/11/22(c)	400	412,672
Charles Schwab Corp. (The)
2.65%, 01/25/23 (Call 12/25/22)	354	372,705
3.00%, 03/10/25 (Call 12/10/24)	209	228,447
3.55%, 02/01/24 (Call 01/01/24)	198	216,824
4.20%, 03/24/25 (Call 02/22/25)	306	353,791
Charming Light Investments Ltd., 2.38%, 08/30/21(c)	400	402,796
China Cinda 2020 I Management Ltd., 2.00%, 03/18/23 (Call 02/18/23)(c)	500	504,305
China Cinda Finance 2015 I Ltd., 4.25%, 04/23/25(c)	800	889,632
China Cinda Finance 2017 I Ltd.
3.65%, 03/09/22(c)	500	516,015

Security	Par (000)	Value

Diversified Financial Services (continued)
3.88%, 02/08/23(c)	$200	$211,058
4.10%, 03/09/24(c)	400	432,516
China Great Wall International Holdings III Ltd.
2.63%, 10/27/21(c)	200	202,508
3.13%, 08/31/22(c)	800	822,936
China Great Wall International Holdings IV Ltd., 3.95%, (Call 07/31/24)(a)(c)(e)	200	202,940
CICC Hong Kong Finance 2016 MTN Ltd.
1.43%, 05/03/22, (3 mo. LIBOR US + 1.175%)(c)(f)	200	197,580
3.38%, 05/03/22(c)	200	205,022
Citadel LP, 5.38%, 01/17/23 (Call 12/17/22)(b)	20	21,119
CITIC Securities Finance MTN Co. Ltd.
2.00%, 06/03/25(c)	600	607,860
2.75%, 10/24/22(c)	400	410,292
Citigroup Global Markets Holdings Inc./United States, 3.00%, 06/12/24(c)(g)	2	2,189
Clifford Capital Pte. Ltd., 1.73%, 09/10/24(c)	200	206,760
CME Group Inc.
3.00%, 09/15/22	449	473,825
3.00%, 03/15/25 (Call 12/15/24)	53	58,438
Coastal Emerald Ltd.
3.95%, 08/01/22(c)	400	403,304
4.30%, (Call 08/01/24)(a)(c)(e)	200	204,056
CPPIB Capital Inc., 2.25%, 01/25/22(b)	2,000	2,059,320
Credit Acceptance Corp., 5.13%, 12/31/24 (Call 12/31/21)(b)	145	147,549
Daiwa Securities Group Inc., 3.13%, 04/19/22(b)	40	41,361
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	35	38,204
3.85%, 11/21/22	106	112,808
3.95%, 11/06/24 (Call 08/06/24)	20	22,024
5.20%, 04/27/22	169	180,683
Dongxing Voyage Co. Ltd., 3.25%, 08/15/24(c)	200	208,332
Eaton Vance Corp., 3.63%, 06/15/23	40	42,699
Enova International Inc., 8.50%, 09/01/24 (Call 09/01/20)(b)	98	87,481
Fairstone Financial Inc., 7.88%, 07/15/24 (Call 07/15/21)(b)	212	214,688
Franklin Resources Inc.
2.80%, 09/15/22	80	83,445
2.85%, 03/30/25	16	17,434
GE Capital Funding LLC, 3.45%, 05/15/25 (Call 04/15/25)(b)	600	632,550
Global Aircraft Leasing Co Ltd. (7.25% PIK), 6.50%, 09/15/24 (Call 09/15/21)(b)(h)	575	357,886
goeasy Ltd., 5.38%, 12/01/24 (Call 12/01/21)(b)	195	202,186
Gtlk Europe Capital DAC, 5.95%, 04/17/25(c)	200	214,318
GTLK Europe DAC, 5.13%, 05/31/24(c)	200	209,380
Haitong International Finance Holdings 2015 Ltd., 2.11%, 03/12/25(c)	400	403,152
Haitong International Securities Group Ltd., 3.38%, 07/19/24(c)	400	417,500
Horse Gallop Finance Ltd., 3.25%, 05/30/22(c)	700	722,603
ICBCIL Finance Co. Ltd.
1.43%, 11/20/24(a)(c)	200	195,002
1.49%, 05/15/23, (3 mo. LIBOR US + 1.1%)(c)(f)	200	197,316
3.13%, 11/15/22(c)	300	309,447
3.38%, 04/05/22(c)	550	564,982
3.65%, 03/05/22(c)	400	412,088
3.75%, 03/05/24(c)	400	426,752

17

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Intercontinental Exchange Inc.
2.35%, 09/15/22 (Call 08/15/22)	$334	$347,140
3.45%, 09/21/23 (Call 08/21/23)	53	57,626
4.00%, 10/15/23	828	919,684
International Lease Finance Corp., 5.88%, 08/15/22	725	782,246
Invesco Finance PLC
3.13%, 11/30/22	30	31,953
4.00%, 01/30/24	333	364,585
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.25%, 08/15/24 (Call 08/15/20)(b)	200	184,616
Jefferies Financial Group Inc., 5.50%, 10/18/23 (Call 01/18/23)	356	394,932
Jefferies Group LLC, 5.13%, 01/20/23	528	577,875
Joy Treasure Assets Holdings Inc., 2.88%, 09/24/24(c)	600	622,806
Kuwait Projects Co. SPC Ltd., 5.00%, 03/15/23(c)	400	412,244
Lazard Group LLC, 3.75%, 02/13/25	89	95,972
LeasePlan Corp. NV, 2.88%, 10/24/24(b)	200	207,294
Mastercard Inc.
2.00%, 11/21/21 (Call 10/21/21)	305	311,466
2.00%, 03/03/25 (Call 02/03/25)	580	621,313
3.38%, 04/01/24	215	238,089
Mirae Asset Daewoo Co. Ltd., 3.38%, 05/07/24(c)	200	206,136
Mitsubishi UFJ Lease & Finance Co. Ltd.
3.41%, 02/28/22 (Call 01/28/22)(b)	235	242,757
3.56%, 02/28/24 (Call 01/28/24)(b)	200	214,700
3.96%, 09/19/23 (Call 08/19/23)(b)	645	697,000
Nasdaq Inc., 4.25%, 06/01/24 (Call 03/01/24)	496	555,922
Nationstar Mortgage Holdings Inc., 8.13%, 07/15/23 (Call 07/15/21)(b)	340	354,753
Navient Corp.
5.50%, 01/25/23	350	358,862
5.88%, 10/25/24	210	214,131
6.13%, 03/25/24	300	311,517
6.50%, 06/15/22	350	364,045
6.63%, 07/26/21	190	194,976
6.75%, 06/25/25	200	209,222
7.25%, 01/25/22	275	289,053
7.25%, 09/25/23	200	211,322
NFP Corp., 7.00%, 05/15/25 (Call 05/15/22)(b)	25	27,054
Nomura Holdings Inc., 2.65%, 01/16/25	800	839,952
Nuveen Finance LLC, 4.13%, 11/01/24(b)	215	244,165
Ocwen Loan Servicing LLC, 8.38%, 11/15/22 (Call 11/15/20)(b)	100	84,599
OneMain Finance Corp.
5.63%, 03/15/23	355	373,996
6.13%, 05/15/22	375	395,044
6.13%, 03/15/24 (Call 09/15/23)	506	551,520
6.88%, 03/15/25	475	531,325
7.75%, 10/01/21	225	237,841
8.25%, 10/01/23	121	136,027
8.88%, 06/01/25 (Call 06/01/22)	210	237,474
Ontario Teachers’ Finance Trust, 1.63%, 09/12/24(b)	500	520,405
Orient HuiZhi Ltd., 3.63%, 11/30/22(c)	250	260,650
ORIX Corp.
2.90%, 07/18/22	206	214,240
3.20%, 01/19/22(c)	200	206,240
4.05%, 01/16/24	400	438,604
Oxford Finance LLC/Oxford Finance Co-Issuer II Inc., 6.38%, 12/15/22 (Call 12/15/20)(b)	125	116,276

Security	Par (000)	Value

Diversified Financial Services (continued)
Park Aerospace Holdings Ltd.
4.50%, 03/15/23 (Call 02/15/23)(b)	$556	$519,682
5.25%, 08/15/22 (Call 07/15/22)(b)	622	597,754
5.50%, 02/15/24 (Call 01/15/24)(b)	490	462,408
Power Finance Corp. Ltd.
3.25%, 09/16/24(c)	200	203,160
3.75%, 06/18/24(c)	200	206,128
Power Sector Assets & Liabilities Management Corp., 7.39%, 12/02/24(c)	400	499,368
Private Export Funding Corp., Series EE, 2.80%, 05/15/22	245	256,035
QIIB Senior Sukuk Ltd., 4.26%, 03/05/24(c)	200	213,240
Quicken Loans LLC, 5.75%, 05/01/25 (Call 05/01/21)(b)	450	464,499
REC Ltd.
3.38%, 07/25/24(c)	400	403,872
5.25%, 11/13/23(c)	200	214,080
Shriram Transport Finance Co. Ltd.
5.10%, 07/16/23(c)	200	185,912
5.95%, 10/24/22(c)	200	193,126
SIHC International Capital Ltd., 4.35%, 09/26/23(c)	200	214,954
SLM Corp., 5.13%, 04/05/22 (Call 03/15/22)	70	71,299
Soar Wise Ltd., 3.50%, 05/31/22(c)	400	409,868
SPARC EM SPC Panama Metro Line 2 SP, 0.00% 12/05/22(c)(i)	254	245,270
SSG Resources Ltd., 4.25%, 10/04/22(c)	400	419,664
State Elite Global Ltd.
2.25%, 10/20/21(c)	800	812,368
2.75%, 06/13/22(c)	800	826,304
StoneX Group Inc., 8.63%, 06/15/25 (Call 06/15/22)(b)	140	149,975
Sunrise Cayman Ltd., 5.25%, 03/11/24(c)	200	208,548
Synchrony Financial
2.85%, 07/25/22 (Call 06/25/22)	216	220,715
3.75%, 08/15/21 (Call 06/15/21)	496	505,107
4.25%, 08/15/24 (Call 05/15/24)	550	584,210
4.38%, 03/19/24 (Call 02/19/24)	225	239,488
4.50%, 07/23/25 (Call 04/24/25)	500	541,565
TMX Finance LLC/TitleMax Finance Corp., 11.13%, 04/01/23 (Call 04/01/21)(b)	139	120,981
Vertex Capital Investment Ltd., 4.75%, 04/03/24(c)	200	210,606
Visa Inc.
2.15%, 09/15/22 (Call 08/15/22)	368	382,039
2.80%, 12/14/22 (Call 10/14/22)	1,062	1,121,578
Voyager Aviation Holdings LLC/Voyager Finance Co., 8.50%, 08/15/21 (Call 11/15/20)(b)	115	83,429
Western Union Co. (The)
2.85%, 01/10/25 (Call 12/10/24)	79	83,262
3.60%, 03/15/22 (Call 02/15/22)	335	348,923
4.25%, 06/09/23 (Call 05/09/23)	370	400,070
Xingsheng BVI Co. Ltd., 3.38%, 07/25/22(c)	400	409,972

		78,825,563

Electric — 1.9%
Abu Dhabi National Energy Co. PJSC
3.63%, 01/12/23(b)	730	774,289
4.38%, 04/23/25(c)	500	567,690
AEP Texas Inc., 2.40%, 10/01/22 (Call 09/01/22)	325	336,645
AES Corp. (The), 5.50%, 04/15/25 (Call 04/15/21)	203	209,409
AES Gener SA, 7.13%, 03/26/79 (Call 07/06/24)(a)(c)	600	612,246
Alabama Power Co.
Series 13-A, 3.55%, 12/01/23	133	145,757
Series 17-A, 2.45%, 03/30/22 (Call 02/28/22)	225	232,207

18

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Alliant Energy Finance LLC, 3.75%, 06/15/23 (Call 05/15/23)(b)	$232	$249,586
Ameren Corp., 2.50%, 09/15/24 (Call 08/15/24)	405	431,613
American Electric Power Co. Inc.
Series F, 2.95%, 12/15/22 (Call 09/15/22)	30	31,471
Series I, 3.65%, 12/01/21	80	83,284
Arizona Public Service Co., 3.15%, 05/15/25 (Call 02/15/25)	16	17,557
Ausgrid Finance Pty Ltd., 3.85%, 05/01/23 (Call 02/01/23)(b)	243	257,502
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	29	31,606
3.20%, 04/15/25 (Call 03/15/25)	155	171,692
Baltimore Gas & Electric Co., 3.35%, 07/01/23 (Call 04/01/23)	295	316,485
Berkshire Hathaway Energy Co.
2.80%, 01/15/23 (Call 12/15/22)	240	253,862
3.75%, 11/15/23 (Call 08/15/23)	84	92,049
4.05%, 04/15/25 (Call 03/15/25)(b)	1,000	1,149,910
Bi Hai Co. Ltd., 6.25%, 03/05/22(c)	400	409,728
Black Hills Corp., 4.25%, 11/30/23 (Call 08/30/23)	210	229,725
Calpine Corp.
5.50%, 02/01/24 (Call 02/01/21)	225	228,600
5.75%, 01/15/25 (Call 10/15/20)	440	452,544
Cemig Geracao e Transmissao SA, 9.25%, 12/05/24 (Call 12/05/23)(c)	600	676,710
CenterPoint Energy Houston Electric LLC, 2.25%, 08/01/22 (Call 05/01/22)	125	128,665
CenterPoint Energy Inc.
2.50%, 09/01/22 (Call 08/01/22)	445	461,594
2.50%, 09/01/24 (Call 08/01/24)	80	85,318
3.60%, 11/01/21	298	309,750
3.85%, 02/01/24 (Call 01/01/24)	205	225,213
Centrais Eletricas Brasileiras SA, 3.63%, 02/04/25(c)(d)	300	299,124
CGNPC International Ltd.
2.75%, 07/02/24(c)	400	419,668
3.88%, 09/11/23(c)	200	215,244
China Huadian Overseas Development Management Co. Ltd., 4.00%, (Call 05/29/24)(a)(c)(e)	400	415,116
China Huaneng Group Hong Kong Treasury Management Holding Ltd., 2.60%, 12/10/24(c)	400	417,488
China Southern Power Grid International Finance BVI Co. Ltd., 2.75%, 05/08/22(c)	400	410,984
Chugoku Electric Power Co. Inc., 2.40%, 08/27/24(c)	500	526,045
Cleveland Electric Illuminating Co. (The), 5.50%, 08/15/24	23	26,792
CLP Power HK Finance Ltd., 3.55%, (Call 11/06/24)(a)(c)(e)	200	201,582
CLP Power Hong Kong Financing Ltd., 2.88%, 04/26/23(c)	200	208,122
CMS Energy Corp., 5.05%, 03/15/22 (Call 12/15/21)	195	206,306
Comision Federal de Electricidad, 4.88%, 01/15/24(c)	200	212,260
Commonwealth Edison Co., 3.40%, 09/01/21 (Call 06/01/21)	12	12,300
Connecticut Light & Power Co. (The), 2.50%, 01/15/23 (Call 10/15/22)	102	106,689
Consumers Energy Co.
2.85%, 05/15/22 (Call 02/15/22)	105	109,053
3.38%, 08/15/23 (Call 05/15/23)	211	228,340
Delmarva Power & Light Co., 3.50%, 11/15/23 (Call 08/15/23)	65	70,892
Dominion Energy Inc.
2.45%, 01/15/23(b)	470	489,613

Security	Par (000)	Value

Electric (continued)
2.72%, 08/15/21(g)	$415	$423,869
3.07%, 08/15/24(g)	582	631,586
Series A, 3.30%, 03/15/25 (Call 02/15/25)	100	110,956
Series B, 2.75%, 01/15/22 (Call 12/15/21)	345	354,560
Series B, 2.75%, 09/15/22 (Call 06/15/22)	109	113,040
Series C, 2.00%, 08/15/21 (Call 07/15/21)	105	106,347
DPL Inc., 4.13%, 07/01/25 (Call 04/01/25)(b)	190	200,078
DTE Electric Co.
3.38%, 03/01/25 (Call 12/01/24)	6	6,664
3.65%, 03/15/24 (Call 12/15/23)	25	27,452
DTE Energy Co.
2.25%, 11/01/22	250	258,590
Series B, 2.60%, 06/15/22	109	112,859
Series B, 3.30%, 06/15/22 (Call 04/15/22)	350	365,372
Series C, 2.53%, 10/01/24	250	266,403
Series C, 3.50%, 06/01/24 (Call 03/01/24)	464	505,895
Series D, 3.70%, 08/01/23 (Call 07/01/23)	300	324,771
Series F, 3.85%, 12/01/23 (Call 09/01/23)	5	5,453
Duke Energy Carolinas LLC
2.50%, 03/15/23 (Call 01/15/23)	223	234,061
3.05%, 03/15/23 (Call 02/15/23)	409	436,039
3.35%, 05/15/22	197	207,579
Duke Energy Corp.
1.80%, 09/01/21 (Call 08/01/21)	557	564,976
2.40%, 08/15/22 (Call 07/15/22)	306	317,080
3.05%, 08/15/22 (Call 05/15/22)	192	200,461
3.55%, 09/15/21 (Call 06/15/21)	523	537,194
3.75%, 04/15/24 (Call 01/15/24)	520	575,931
3.95%, 10/15/23 (Call 07/15/23)	160	175,306
Duke Energy Ohio Inc., 3.80%, 09/01/23 (Call 06/01/23)	40	43,648
Duke Energy Progress LLC
2.80%, 05/15/22 (Call 02/15/22)	91	94,457
3.38%, 09/01/23 (Call 08/01/23)	151	163,767
Edison International
2.40%, 09/15/22 (Call 08/15/22)	415	423,246
2.95%, 03/15/23 (Call 01/15/23)	562	577,955
3.55%, 11/15/24 (Call 10/15/24)	266	284,833
4.95%, 04/15/25 (Call 03/15/25)	223	248,161
EDP Finance BV, 3.63%, 07/15/24(b)	510	556,466
Electricite de France SA
5.25%, (Call 01/29/23)(a)(b)(e)	600	626,208
5.63%, (Call 01/22/24)(a)(b)(e)	500	527,230
EnBW Energie Baden-Wuerttemberg AG, 5.13%, 04/05/77 (Call 04/05/22)(a)(c)	290	301,362
Enel Finance International NV
2.65%, 09/10/24(b)	625	656,781
2.75%, 04/06/23(b)	530	552,228
2.88%, 05/25/22(b)	760	785,186
4.25%, 09/14/23(b)	895	975,881
Engie SA, 2.88%, 10/10/22(b)	183	189,312
Entergy Arkansas LLC, 3.70%, 06/01/24 (Call 03/01/24)	130	143,673
Entergy Corp., 4.00%, 07/15/22 (Call 05/15/22)	427	453,487
Entergy Gulf States Louisiana LLC, 5.59%, 10/01/24	4	4,763
Entergy Louisiana LLC
4.05%, 09/01/23 (Call 06/01/23)	380	416,807
5.40%, 11/01/24	12	14,254
Eskom Holdings SOC Ltd.
6.75%, 08/06/23(c)	400	384,428
7.13%, 02/11/25(c)	800	765,840
Evergy Inc., 2.45%, 09/15/24 (Call 08/15/24)	505	539,648

19

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Evergy Metro Inc., 3.15%, 03/15/23 (Call 12/15/22)	$56	$59,409
Eversource Energy
2.80%, 05/01/23 (Call 02/01/23)	255	268,104
Series H, 3.15%, 01/15/25 (Call 10/15/24)	24	26,209
Series K, 2.75%, 03/15/22 (Call 02/15/22)	427	442,295
Series L, 2.90%, 10/01/24 (Call 08/01/24)	220	238,236
Series N, 3.80%, 12/01/23 (Call 11/01/23)	555	610,100
Exelon Corp.
3.50%, 06/01/22 (Call 05/01/22)	514	538,302
3.95%, 06/15/25 (Call 03/15/25)	110	126,596
Exelon Generation Co. LLC
3.25%, 06/01/25 (Call 05/01/25)	7	7,732
3.40%, 03/15/22 (Call 02/15/22)	310	323,466
4.25%, 06/15/22 (Call 03/15/22)	240	254,626
FirstEnergy Corp.
2.05%, 03/01/25 (Call 02/01/25)	391	396,885
Series A, 2.85%, 07/15/22 (Call 05/15/22)	650	664,001
Series B, 4.25%, 03/15/23 (Call 12/15/22)	480	508,992
Florida Power & Light Co.
2.75%, 06/01/23 (Call 12/01/22)	24	25,370
2.85%, 04/01/25 (Call 03/01/25)	1,345	1,482,163
Georgia Power Co.
2.85%, 05/15/22	70	72,821
Series A, 2.10%, 07/30/23	92	96,134
Series A, 2.20%, 09/15/24 (Call 08/15/24)	289	306,311
Iberdrola International BV, 5.81%, 03/15/25	21	25,183
Interstate Power & Light Co., 3.25%, 12/01/24 (Call 09/01/24)	530	579,375
IPALCO Enterprises Inc., 3.70%, 09/01/24 (Call 07/01/24)	41	44,497
Israel Electric Corp. Ltd.
6.88%, 06/21/23(c)	200	229,200
Series 6, 5.00%, 11/12/24(b)	400	450,736
ITC Holdings Corp.
2.70%, 11/15/22 (Call 10/15/22)	211	220,482
3.65%, 06/15/24 (Call 03/15/24)	35	38,398
Jersey Central Power & Light Co., 4.70%, 04/01/24 (Call 01/01/24)(b)	421	472,396
Kansai Electric Power Co. Inc. (The), 2.55%, 09/17/24(c)	200	211,590
Korea East-West Power Co. Ltd.
1.75%, 05/06/25(c)	200	207,660
3.88%, 07/19/23(c)	400	435,924
Korea Hydro & Nuclear Power Co. Ltd.
3.00%, 09/19/22(b)	600	627,612
3.75%, 07/25/23(c)	600	652,110
Korea Midland Power Co. Ltd., 3.38%, 01/22/22(c)	200	207,650
Lamar Funding Ltd., 3.96%, 05/07/25(c)	500	466,815
MidAmerican Energy Co., 3.50%, 10/15/24 (Call 07/15/24)	530	590,738
Monongahela Power Co., 4.10%, 04/15/24 (Call 01/15/24)(b)	44	48,351
National Rural Utilities Cooperative Finance Corp.
1.75%, 01/21/22	610	623,158
2.30%, 09/15/22 (Call 08/15/22)	415	430,699
2.40%, 04/25/22 (Call 03/25/22)	75	77,461
2.70%, 02/15/23 (Call 12/15/22)	260	273,881
2.95%, 02/07/24 (Call 12/07/23)	355	381,167
3.05%, 02/15/22 (Call 11/15/21)	271	279,368
3.40%, 11/15/23 (Call 08/15/23)	9	9,774
NextEra Energy Capital Holdings Inc.
1.95%, 09/01/22	90	92,660
2.40%, 09/01/21	343	350,594

Security	Par (000)	Value

Electric (continued)
2.75%, 05/01/25 (Call 04/01/25)	$75	$81,971
2.80%, 01/15/23 (Call 12/15/22)	100	105,285
2.90%, 04/01/22	495	515,711
3.15%, 04/01/24 (Call 03/01/24)	584	635,293
3.20%, 02/25/22	26	27,126
3.30%, 08/15/22	31	32,759
NextEra Energy Operating Partners LP
4.25%, 07/15/24 (Call 04/15/24)(b)	250	266,330
4.25%, 09/15/24 (Call 07/15/24)(b)	215	229,764
Niagara Mohawk Power Corp.
2.72%, 11/28/22(b)	49	51,223
3.51%, 10/01/24 (Call 07/01/24)(b)	191	210,050
Northern States Power Co./MN
2.15%, 08/15/22 (Call 02/15/22)	106	108,902
2.60%, 05/15/23 (Call 11/15/22)	171	179,745
NRG Energy Inc., 3.75%, 06/15/24 (Call 05/15/24)(b)	320	342,224
NSTAR Electric Co., 2.38%, 10/15/22 (Call 07/15/22)	92	95,470
NTPC Ltd.
3.75%, 04/03/24(c)	400	415,292
4.75%, 10/03/22(c)	200	210,362
Ohio Power Co., Series M, 5.38%, 10/01/21	163	172,519
Oncor Electric Delivery Co. LLC
2.75%, 06/01/24 (Call 05/01/24)	138	148,923
2.95%, 04/01/25 (Call 01/01/25)	22	24,065
4.10%, 06/01/22 (Call 03/01/22)	70	73,855
7.00%, 09/01/22	325	368,121
Pacific Gas and Electric Co., 1.75%, 06/16/22 (Call 06/16/21)	13,290	13,340,103
PacifiCorp
2.95%, 02/01/22 (Call 11/01/21)	218	225,133
2.95%, 06/01/23 (Call 03/01/23)	36	38,344
3.60%, 04/01/24 (Call 01/01/24)	98	107,755
PECO Energy Co.
1.70%, 09/15/21 (Call 08/15/21)	277	280,629
2.38%, 09/15/22 (Call 06/15/22)	10	10,377
Perusahaan Listrik Negara PT, 5.50%, 11/22/21(c)	300	315,042
Pinnacle West Capital Corp., 1.30%, 06/15/25 (Call 05/15/25)	400	409,508
Potomac Electric Power Co., 3.60%, 03/15/24 (Call 12/15/23)	355	389,091
Power Grid Corp. of India Ltd., 3.88%, 01/17/23(c)	400	413,424
PPL Capital Funding Inc.
3.40%, 06/01/23 (Call 03/01/23)	85	90,630
3.50%, 12/01/22 (Call 09/01/22)	580	613,907
3.95%, 03/15/24 (Call 12/15/23)	36	39,381
4.20%, 06/15/22 (Call 03/15/22)	225	237,841
PPL Electric Utilities Corp., 3.00%, 09/15/21 (Call 06/15/21)	15	15,328
Progress Energy Inc., 3.15%, 04/01/22 (Call 01/01/22)	209	216,543
PSEG Power LLC, 3.85%, 06/01/23 (Call 05/01/23)	605	655,693
Public Service Co. of Colorado, 2.25%, 09/15/22 (Call 03/15/22)	54	55,692
Public Service Co. of New Hampshire, 3.50%, 11/01/23 (Call 08/01/23)	19	20,663
Public Service Electric & Gas Co.
2.38%, 05/15/23 (Call 02/15/23)	43	45,075
3.25%, 09/01/23 (Call 08/01/23)	265	286,478
Public Service Enterprise Group Inc.
2.00%, 11/15/21 (Call 10/15/21)	275	279,513
2.65%, 11/15/22 (Call 10/15/22)	218	227,498

20

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
2.88%, 06/15/24 (Call 05/15/24)	$151	$164,208
Puget Energy Inc.
5.63%, 07/15/22 (Call 04/15/22)	170	182,111
6.00%, 09/01/21	109	114,909
San Diego Gas & Electric Co.
3.00%, 08/15/21	295	301,809
Series NNN, 3.60%, 09/01/23 (Call 06/01/23)	35	37,920
Saudi Electricity Global Sukuk Co., 4.21%, 04/03/22(c)	200	209,776
Saudi Electricity Global Sukuk Co. 2, 3.47%, 04/08/23(c)	450	474,287
Saudi Electricity Global Sukuk Co. 3, 4.00%, 04/08/24(c)	400	433,136
Saudi Electricity Global Sukuk Co. 4, 4.22%, 01/27/24(c)	600	650,550
Sempra Energy
2.88%, 10/01/22 (Call 07/01/22)	372	386,422
2.90%, 02/01/23 (Call 01/01/23)	340	359,162
3.55%, 06/15/24 (Call 03/15/24)	246	269,190
4.05%, 12/01/23 (Call 09/01/23)	139	152,872
SMC Global Power Holdings Corp., 6.50%, (Call 04/25/24)(a)(c)(e)	400	393,944
Southern California Edison Co.
Series B, 2.40%, 02/01/22 (Call 12/01/21)	107	109,174
Series C, 3.50%, 10/01/23 (Call 07/01/23)	91	97,918
Series D, 3.40%, 06/01/23 (Call 05/01/23)	139	148,435
Southern Co. (The)
2.95%, 07/01/23 (Call 05/01/23)	717	762,393
Series B, 5.50%, 03/15/57 (Call 03/15/22)(a)	235	241,730
Southern Power Co., Series E, 2.50%, 12/15/21 (Call 11/15/21)	263	269,893
SPIC 2016 U.S. dollar Bond Co. Ltd., 3.00%, 12/06/21(c)	300	306,093
SPIC Luxembourg Latin America Renewable Energy Investment Co. Sarl
4.25%, 10/30/21(c)	200	205,760
4.65%, 10/30/23(c)	200	216,340
State Grid Overseas Investment 2013 Ltd., 3.13%, 05/22/23(c)	800	847,056
State Grid Overseas Investment 2016 Ltd.
2.75%, 05/04/22(c)	400	412,424
3.75%, 05/02/23(c)	700	751,926
Talen Energy Supply LLC, 6.50%, 06/01/25 (Call 06/01/21)	200	134,744
Three Gorges Finance I Cayman Islands Ltd., 2.30%, 10/16/24 (Call 09/16/24)(c)	600	621,306
TransAlta Corp., 4.50%, 11/15/22 (Call 08/15/22)	179	180,831
Union Electric Co., 3.50%, 04/15/24 (Call 01/15/24)	35	38,203
Vena Energy Capital Pte Ltd., 3.13%, 02/26/25(c)	300	288,366
Virginia Electric & Power Co.
2.95%, 01/15/22 (Call 10/15/21)	98	100,891
3.45%, 09/01/22 (Call 06/01/22)	230	242,181
3.45%, 02/15/24 (Call 11/15/23)	25	27,246
Series A, 3.10%, 05/15/25 (Call 02/15/25)	37	40,751
Series C, 2.75%, 03/15/23 (Call 12/15/22)	252	264,895
Vistra Operations Co. LLC, 3.55%, 07/15/24 (Call 06/15/24)(b)	615	644,391
WEC Energy Group Inc.
3.10%, 03/08/22	115	119,659
3.55%, 06/15/25 (Call 03/15/25)	29	32,545
Wisconsin Electric Power Co., 2.05%, 12/15/24 (Call 11/15/24)	50	53,093
Wisconsin Public Service Corp., 3.35%, 11/21/21	255	264,504
Xcel Energy Inc., 2.60%, 03/15/22 (Call 02/15/22)	123	126,690

Security	Par (000)	Value

Electric (continued)
Yunnan Energy Investment Overseas Finance Co. Ltd., 6.25%, 11/29/21(c)	$400	$408,376

		79,712,447

Electrical Components & Equipment — 0.0%
Emerson Electric Co.
2.63%, 12/01/21 (Call 11/01/21)	437	449,690
2.63%, 02/15/23 (Call 11/15/22)	143	150,144
3.15%, 06/01/25 (Call 03/01/25)	10	11,153
EnerSys, 5.00%, 04/30/23 (Call 01/30/23)(b)	95	97,138
Schneider Electric SE, 2.95%, 09/27/22(b)	113	118,424
WESCO Distribution Inc.
5.38%, 12/15/21 (Call 08/31/20)	185	186,534
5.38%, 06/15/24 (Call 06/15/21)	139	142,674
7.13%, 06/15/25 (Call 06/15/22)(b)	590	647,891

		1,803,648

Electronics — 0.2%
Agilent Technologies Inc.
3.20%, 10/01/22 (Call 07/01/22)	60	62,911
3.88%, 07/15/23 (Call 04/15/23)	183	198,709
Allegion U.S. Holding Co. Inc., 3.20%, 10/01/24 (Call 08/01/24)	198	209,525
Amphenol Corp.
2.05%, 03/01/25 (Call 02/01/25)	92	96,965
3.20%, 04/01/24 (Call 02/01/24)	74	79,742
Arrow Electronics Inc.
3.25%, 09/08/24 (Call 07/08/24)	208	222,934
3.50%, 04/01/22 (Call 02/01/22)	135	138,572
4.00%, 04/01/25 (Call 01/01/25)	18	19,558
4.50%, 03/01/23 (Call 12/01/22)	80	85,420
Avnet Inc.
3.75%, 12/01/21 (Call 11/01/21)	92	94,613
4.88%, 12/01/22	434	466,945
Competition Team Technologies Ltd., 3.75%, 03/12/24(c)	200	213,976
Flex Ltd., 5.00%, 02/15/23	335	366,500
Foxconn Far East Ltd., 2.25%, 09/23/21(c)	800	806,256
Honeywell International Inc.
1.35%, 06/01/25 (Call 05/01/25)	209	216,344
1.85%, 11/01/21 (Call 10/01/21)	752	765,822
2.15%, 08/08/22 (Call 07/08/22)	319	330,420
2.30%, 08/15/24 (Call 07/15/24)	338	362,109
3.35%, 12/01/23	15	16,405
Ingram Micro Inc.
5.00%, 08/10/22 (Call 02/10/22)	135	136,538
5.45%, 12/15/24 (Call 09/15/24)	119	123,466
Jabil Inc., 4.70%, 09/15/22	215	231,422
Keysight Technologies Inc., 4.55%, 10/30/24 (Call 07/30/24)	81	91,866
Legrand France SA, 8.50%, 02/15/25	79	105,225
Roper Technologies Inc.
2.35%, 09/15/24 (Call 08/15/24)	145	154,610
2.80%, 12/15/21 (Call 11/15/21)	350	360,167
3.13%, 11/15/22 (Call 08/15/22)	138	145,245
3.65%, 09/15/23 (Call 08/15/23)	584	638,359
Sensata Technologies BV
4.88%, 10/15/23(b)	175	184,823
5.63%, 11/01/24(b)	150	163,242
Trimble Inc.
4.15%, 06/15/23 (Call 05/15/23)	416	447,366
4.75%, 12/01/24 (Call 09/01/24)	5	5,537

21

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronics (continued)
Tsinghua Unic Ltd., 5.38%, 01/31/23(c)	$400	$273,444
Tyco Electronics Group SA
3.45%, 08/01/24 (Call 05/01/24)	55	60,118
3.50%, 02/03/22 (Call 11/03/21)	72	74,758

		7,949,912

Energy – Alternate Sources — 0.0%
Adani Green Energy UP Ltd./Prayatna Developers Pvt Ltd./Parampujya Solar Energy, 6.25%, 12/10/24(c)	200	211,104
Azure Power Energy Ltd., 5.50%, 11/03/22 (Call 08/03/20)(c)	500	509,730
Greenko Dutch BV, 5.25%, 07/24/24 (Call 07/24/21)(c)(d)	200	204,090
Greenko Solar Mauritius Ltd., 5.55%, 01/29/25 (Call 01/29/21)(c)	200	202,136
MSU Energy SA/UGEN SA/UENSA SA, 6.88%, 02/01/25 (Call 01/02/22)(c)	400	268,556
Pattern Energy Group Inc., 5.88%, 02/01/24 (Call 02/01/21)(b)	140	144,257
ReNew Power Synthetic, 6.67%, 03/12/24 (Call 03/12/21)(c)	200	206,514
TerraForm Power Operating LLC, 4.25%, 01/31/23 (Call 10/31/22)(b)	150	157,283

		1,903,670

Engineering & Construction — 0.2%
AECOM, 5.88%, 10/15/24 (Call 07/15/24)	275	303,399
AECOM Global II LLC/URS Fox US LP, 5.00%, 04/01/22 (Call 01/01/22)	85	87,418
Brand Industrial Services Inc., 8.50%, 07/15/25 (Call 07/15/21)(b)	375	346,856
CCCI Treasure Ltd., 3.43%, (Call 11/21/24)(a)(c)(e)	400	399,308
Chang Development International Ltd., 5.70%, 11/08/21(c)	200	203,700
Chengdu Airport Xingcheng Investment Group Co. Ltd., 6.50%, 07/18/22(c)	200	206,156
Chengdu Economic & Technological Development Zone State-Owned Assets Investment, 7.50%, 02/12/22(c)	200	201,916
China Minmetals Corp., 3.75%, (Call 11/13/22)(a)(c)(e)	300	304,680
China Railway Resources Huitung Ltd., 3.85%, 02/05/23(c)	200	211,464
China State Construction Finance Cayman II Ltd., 3.38%, 11/29/22(c)	200	206,638
China State Construction Finance Cayman Ltd., 6.00%, (Call 12/03/21)(a)(c)(e)	400	416,184
Chongqing Energy Investment Group Co. Ltd., 5.63%, 03/18/22(c)	200	189,570
Chongqing International Logistics Hub Park Construction Co. Ltd.
3.25%, 09/06/21(c)	200	197,730
4.30%, 09/26/24(c)	200	196,220
CRCC Yuxiang Ltd., 3.50%, 05/16/23(c)	200	210,796
CSCEC Finance Cayman II Ltd. 2.90%, 07/05/22(c)	1,000	1,024,260
Dianjian Haiyu Ltd.
3.50%, (Call 06/12/22)(a)(c)(e)	400	402,144
4.30%, (Call 06/20/24)(a)(c)(e)	400	407,448
Fluor Corp., 3.50%, 12/15/24 (Call 09/15/24)	206	169,684
Great Lakes Dredge & Dock Corp., 8.00%, 05/15/22 (Call 05/15/21)	116	120,140
Hongkong International Qingdao Co. Ltd.
3.99%, 04/27/23(c)	400	398,768
4.00%, 10/08/24(c)	200	196,566
4.25%, 12/04/22(c)	200	201,216

Security	Par (000)	Value

Engineering & Construction (continued)
IHS Netherlands Holdco BV, 7.13%, 03/18/25 (Call 09/18/21)(c)	$200	$204,100
MasTec Inc., 4.88%, 03/15/23 (Call 03/15/21)	130	131,195
Michael Baker International LLC, 8.75%, 03/01/23 (Call 12/01/20)(b)	73	72,749
Sydney Airport Finance Co. Pty Ltd.
3.38%, 04/30/25 (Call 01/30/25)(b)	23	24,459
3.90%, 03/22/23(b)	177	186,186
Tutor Perini Corp., 6.88%, 05/01/25 (Call 05/01/21)(b)	115	114,711
Weekley Homes LLC/Weekley Finance Corp., 6.00%, 02/01/23 (Call 08/31/20)	70	70,000
Wuhan Metro Group Co. Ltd., 2.96%, 09/24/24(c)	400	410,156
Yongda Investment Ltd., 2.25%, 06/16/25(c)	400	411,576
Zhengzhou Real Estate Group Co. Ltd., 3.95%, 10/09/22(c)	400	402,224

		8,629,617

Entertainment — 0.2%
AMC Entertainment Holdings Inc., 10.50%, 04/15/25 (Call 04/15/22)(b)	145	115,638
Banijay Entertainment SASU, 5.38%, 03/01/25 (Call 03/01/22)(b)	200	201,246
Boyne USA Inc., 7.25%, 05/01/25 (Call 05/01/21)(b)	235	251,184
CCM Merger Inc., 6.00%, 03/15/22 (Call 03/15/21)(b)	58	56,924
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.38%, 06/01/24 (Call 06/01/21)	185	180,941
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, 5.50%, 05/01/25 (Call 05/01/22)(b)	360	366,908
Cinemark USA Inc.
4.88%, 06/01/23 (Call 06/01/21)	250	214,985
5.13%, 12/15/22 (Call 12/15/20)	125	109,881
8.75%, 05/01/25 (Call 05/01/22)(b)	110	114,252
Cirsa Finance International Sarl, 7.88%, 12/20/23 (Call 06/20/21)(b)	200	188,676
Codere Finance 2 Luxembourg SA, 7.63%, 11/01/21 (Call 10/31/20)(b)(j)	200	122,738
Colt Merger Sub Inc.
5.75%, 07/01/25 (Call 07/01/22)(b)	395	412,384
6.25%, 07/01/25 (Call 07/01/22)(b)	1,295	1,350,309
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 02/15/23 (Call 02/15/21)(b)	100	79,664
Enterprise Development Authority (The), 12.00%, 07/15/24 (Call 07/15/21)(b)	150	148,011
Gateway Casinos & Entertainment Ltd., 8.25%, 03/01/24 (Call 03/01/21)(b)	90	70,329
International Game Technology PLC
6.25%, 02/15/22 (Call 08/15/21)(b)	230	240,311
6.50%, 02/15/25 (Call 08/15/24)(b)	575	618,050
Jacobs Entertainment Inc., 7.88%, 02/01/24 (Call 02/01/21)(b)	154	139,986
Lions Gate Capital Holdings LLC
5.88%, 11/01/24 (Call 11/01/20)(b)	180	179,723
6.38%, 02/01/24 (Call 02/01/21)(b)	210	211,924
Live Nation Entertainment Inc., 4.88%, 11/01/24
(Call 11/01/20)(b)	235	222,216
Mohegan Gaming & Entertainment, 7.88%, 10/15/24 (Call 10/15/20)(b)(j)	175	147,838
Powdr Corp., 6.00%, 08/01/25 (Call 08/01/22)(b)	50	51,240
Scientific Games International Inc., 8.63%, 07/01/25 (Call 07/01/22)(b)	225	226,123

22

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Entertainment (continued)
SeaWorld Parks & Entertainment Inc.
8.75%, 05/01/25 (Call 05/01/22)(b)	$100	$104,961
9.50%, 08/01/25 (Call 02/01/22)(b)	60	60,806
Six Flags Entertainment Corp., 4.88%, 07/31/24 (Call 07/31/20)(b)	375	358,421
Six Flags Theme Parks Inc., 7.00%, 07/01/25 (Call 07/01/22)(b)	300	321,972
Vail Resorts Inc., 6.25%, 05/15/25 (Call 05/15/22)(b)	240	258,396
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.75%, 04/15/25 (Call 04/15/22)(b)	235	247,032

		7,373,069

Environmental Control — 0.1%
Advanced Disposal Services Inc., 5.63%, 11/15/24 (Call 11/10/20)(b)	61	63,264
Capital Environment Holdings Ltd., 5.63%, 09/11/21(c)	200	203,926
Covanta Holding Corp., 5.88%, 03/01/24 (Call 03/01/21)	158	161,549
GFL Environmental Inc., 4.25%, 06/01/25 (Call 06/01/22)(b)	205	213,223
Republic Services Inc.
2.50%, 08/15/24 (Call 07/15/24)	633	678,146
3.20%, 03/15/25 (Call 12/15/24)	17	18,838
3.55%, 06/01/22 (Call 03/01/22)	826	866,664
4.75%, 05/15/23 (Call 02/15/23)	88	97,592
5.25%, 11/15/21	35	37,135
Stericycle Inc., 5.38%, 07/15/24 (Call 06/07/21)(b)	200	210,284
Tervita Corp., 7.63%, 12/01/21 (Call 12/01/20)(b)	175	139,100
Tuspark Forward Ltd., 6.95%, 06/18/22(c)	200	104,854
Waste Management Inc.
2.40%, 05/15/23 (Call 03/15/23)	209	218,050
2.90%, 09/15/22 (Call 06/15/22)	115	120,222
3.13%, 03/01/25 (Call 12/01/24)	120	131,828
3.50%, 05/15/24 (Call 02/15/24)	72	78,265

		3,342,940

Food — 0.6%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.50%, 02/15/23 (Call 12/15/22)(b)	300	306,636
5.75%, 03/15/25 (Call 09/15/20)	450	464,886
6.63%, 06/15/24 (Call 06/15/21)	450	468,022
Arcor SAIC, 6.00%, 07/06/23 (Call 07/06/21)(c)	400	379,448
B&G Foods Inc., 5.25%, 04/01/25 (Call 04/01/21)	325	339,667
Campbell Soup Co.
2.50%, 08/02/22	284	293,733
3.30%, 03/19/25 (Call 12/19/24)	147	160,746
3.65%, 03/15/23 (Call 02/15/23)	913	977,284
3.95%, 03/15/25 (Call 01/15/25)	159	179,465
China Mengniu Dairy Co. Ltd., 4.25%, 08/07/23(c)	400	431,628
Chobani LLC/Chobani Finance Corp. Inc., 7.50%, 04/15/25 (Call 04/15/21)(b)	200	209,794
Conagra Brands Inc.
3.20%, 01/25/23 (Call 10/25/22)	100	106,099
3.80%, 10/22/21	478	497,163
4.30%, 05/01/24 (Call 04/01/24)	920	1,030,345
Danone SA
2.08%, 11/02/21 (Call 10/02/21)(b)	250	254,340
2.59%, 11/02/23 (Call 09/02/23)(b)	510	538,203
Del Monte Foods Inc., 11.88%, 05/15/25 (Call 05/15/22)(b)	180	192,078
Flowers Foods Inc., 4.38%, 04/01/22 (Call 01/01/22)	34	35,325

Security	Par (000)	Value

Food (continued)
Fresh Market Inc. (The), 9.75%, 05/01/23 (Call 05/01/21)(b)	$175	$143,269
General Mills Inc.
2.60%, 10/12/22 (Call 09/12/22)	416	434,508
3.15%, 12/15/21 (Call 09/15/21)	505	520,089
3.65%, 02/15/24 (Call 11/15/23)	38	41,694
3.70%, 10/17/23 (Call 09/17/23)	526	577,038
4.00%, 04/17/25 (Call 02/17/25)	20	22,882
Grupo Bimbo SAB de CV
4.50%, 01/25/22(c)	400	420,248
5.95%, (Call 04/17/23)(a)(c)(e)	400	418,992
Hershey Co. (The)
2.05%, 11/15/24 (Call 10/15/24)	405	430,260
3.38%, 05/15/23 (Call 04/15/23)	475	513,090
Ingles Markets Inc., 5.75%, 06/15/23 (Call 06/15/21)	160	162,000
JBS USA LUX SA/JBS USA Finance Inc.
5.75%, 06/15/25 (Call 06/15/21)(b)	400	412,144
5.88%, 07/15/24 (Call 07/15/21)(b)	600	612,636
JGSH Philippines Ltd., 4.38%, 01/23/23(c)	200	211,174
JM Smucker Co. (The)
3.00%, 03/15/22	58	60,197
3.50%, 10/15/21	20	20,734
3.50%, 03/15/25	1,080	1,213,315
Kellogg Co.
2.65%, 12/01/23	281	298,425
3.13%, 05/17/22	19	19,849
Kraft Heinz Foods Co.
3.50%, 07/15/22 (Call 05/15/22)	105	110,320
3.95%, 07/15/25 (Call 04/15/25)	100	109,997
4.00%, 06/15/23 (Call 05/15/23)	250	269,840
Kroger Co. (The)
2.80%, 08/01/22 (Call 07/01/22)	232	242,076
2.95%, 11/01/21 (Call 10/01/21)	102	104,939
3.40%, 04/15/22 (Call 01/15/22)	163	169,593
3.85%, 08/01/23 (Call 05/01/23)	236	257,009
4.00%, 02/01/24 (Call 11/01/23)	335	370,208
Lamb Weston Holdings Inc., 4.63%, 11/01/24 (Call 11/01/21)(b)	300	314,337
MARB BondCo PLC
6.88%, 01/19/25 (Call 01/19/21)(c)	400	417,960
7.00%, 03/15/24 (Call 03/15/21)(c)(d)	200	207,718
Mars Inc., 2.70%, 04/01/25 (Call 03/01/25)(b)	44	47,785
McCormick & Co. Inc./MD
2.70%, 08/15/22 (Call 07/15/22)	419	436,225
3.15%, 08/15/24 (Call 06/15/24)	117	127,934
Mondelez International Holdings Netherlands BV
2.00%, 10/28/21 (Call 09/28/21)(b)	275	279,821
2.13%, 09/19/22(b)	275	284,485
2.25%, 09/19/24 (Call 08/19/24)(b)	250	264,435
Mondelez International Inc.
1.50%, 05/04/25 (Call 04/04/25)	515	534,518
2.13%, 04/13/23 (Call 03/13/23)	54	56,258
3.63%, 05/07/23 (Call 04/07/23)	487	527,109
4.00%, 02/01/24 (Call 11/01/23)	31	34,357
Nestle Holdings Inc.
2.25%, 05/10/22(c)	77	79,457
2.38%, 11/17/22(c)	99	103,257
3.10%, 09/24/21 (Call 08/24/21)(b)	250	257,292
3.13%, 03/22/23(c)	101	107,918
3.35%, 09/24/23 (Call 08/24/23)(b)	855	929,881

23

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
Pilgrim’s Pride Corp., 5.75%, 03/15/25 (Call 03/15/21)(b)	$390	$400,943
Simmons Foods Inc.
5.75%, 11/01/24 (Call 11/01/20)(b)	200	201,020
7.75%, 01/15/24 (Call 01/15/21)(b)	75	78,913
Smithfield Foods Inc.
2.65%, 10/03/21 (Call 09/03/21)(b)	229	228,446
3.35%, 02/01/22 (Call 01/01/22)(b)	30	29,849
Sysco Corp.
2.60%, 06/12/22	265	273,491
3.55%, 03/15/25 (Call 01/15/25)	318	347,164
5.65%, 04/01/25 (Call 03/01/25)	58	68,680
TreeHouse Foods Inc.
4.88%, 03/15/22 (Call 08/31/20)	150	150,264
6.00%, 02/15/24 (Call 02/15/21)(b)	250	257,607
Tyson Foods Inc.
2.25%, 08/23/21 (Call 07/23/21)	229	232,708
3.90%, 09/28/23 (Call 08/28/23)	149	163,440
3.95%, 08/15/24 (Call 05/15/24)	30	33,388
4.50%, 06/15/22 (Call 03/15/22)	551	585,559
U.S. Foods Inc.
5.88%, 06/15/24 (Call 06/15/21)(b)	50	49,952
6.25%, 04/15/25 (Call 04/15/22)(b)	560	600,684

		23,744,243

Food Service — 0.0%
Aramark Services Inc.
5.00%, 04/01/25 (Call 04/01/21)(b)	215	222,200
6.38%, 05/01/25 (Call 05/01/22)(b)	550	580,019

		802,219

Forest Products & Paper — 0.1%
Cascades Inc., 5.75%, 07/15/23 (Call 07/15/21)(b)	108	109,620
Clearwater Paper Corp.
4.50%, 02/01/23 (Call 02/01/21)	125	125,644
5.38%, 02/01/25(b)	87	89,078
Domtar Corp., 4.40%, 04/01/22 (Call 01/01/22)	120	122,503
Fibria Overseas Finance Ltd.
4.00%, 01/14/25 (Call 11/14/24)	38	39,663
5.25%, 05/12/24	262	283,348
Georgia-Pacific LLC
3.16%, 11/15/21 (Call 09/15/21)(b)	258	265,482
3.60%, 03/01/25 (Call 12/01/24)(b)	22	24,561
3.73%, 07/15/23 (Call 04/15/23)(b)	356	386,737
8.00%, 01/15/24	254	316,481
International Paper Co., 3.65%, 06/15/24 (Call 03/15/24)	672	746,894
Mercer International Inc.
6.50%, 02/01/24 (Call 02/01/21)	100	98,963
7.38%, 01/15/25 (Call 01/15/21)	225	228,292
Resolute Forest Products Inc., 5.88%, 05/15/23 (Call 08/31/20)(d)	159	151,053

		2,988,319

Gas — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)	250	270,033
5.63%, 05/20/24 (Call 03/20/24)	280	302,487
APT Pipelines Ltd., 4.20%, 03/23/25 (Call 12/23/24)(b)	69	76,518
Beijing Gas Singapore Capital Corp., 2.75%, 05/31/22(c)	300	303,876
British Transco International Finance BV, 0.00% 11/04/21(c)(i)	320	315,939
CenterPoint Energy Resources Corp., 3.55%, 04/01/23 (Call 03/01/23)	332	355,911

Security	Par (000)	Value

Gas (continued)
China Resources Gas Group Ltd., 4.50%, 04/05/22(b)	$400	$417,440
Dominion Energy Gas Holdings LLC
3.55%, 11/01/23 (Call 08/01/23)	117	126,957
3.60%, 12/15/24 (Call 09/15/24)	134	149,300
Series A, 2.50%, 11/15/24 (Call 10/15/24)	507	544,756
East Ohio Gas Co. (The), 1.30%, 06/15/25 (Call 05/15/25)(b)	532	547,056
Korea Gas Corp., 2.75%, 07/20/22(c)	200	207,864
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	63	64,832
4.90%, 12/01/21 (Call 09/01/21)	77	79,597
NiSource Inc., 3.65%, 06/15/23 (Call 05/15/23)	243	262,299
Perusahaan Gas Negara Tbk PT, 5.13%, 05/16/24(c)	400	435,412
Rockpoint Gas Storage Canada Ltd., 7.00%, 03/31/23 (Call 03/31/21)(b)	155	143,888
Southern California Gas Co., 3.15%, 09/15/24 (Call 06/15/24)	200	219,336
Southern Co. Gas Capital Corp., 2.45%, 10/01/23 (Call 08/01/23)	129	135,682
Southern Star Central Corp., 5.13%, 07/15/22 (Call 08/31/20)(b)	210	210,670
Talent Yield Investments Ltd., 4.50%, 04/25/22(b)	200	208,662

		5,378,515

Hand & Machine Tools — 0.0%
Apex Tool Group LLC/BC Mountain Finance Inc., 9.00%, 02/15/23 (Call 02/15/21)(b)(d)	150	118,893
Colfax Corp., 6.00%, 02/15/24 (Call 02/15/21)(b)	215	226,287
Stanley Black & Decker Inc.
2.90%, 11/01/22	175	184,965
3.40%, 12/01/21 (Call 09/01/21)	221	227,966
4.00%, 03/15/60 (Call 03/15/25)(a)	500	521,875

		1,279,986

Health Care – Products — 0.2%
Abbott Laboratories
2.55%, 03/15/22	323	334,647
2.95%, 03/15/25 (Call 12/15/24)	1,163	1,282,498
3.40%, 11/30/23 (Call 09/30/23)	268	292,822
Avantor Inc., 6.00%, 10/01/24 (Call 10/01/20)(b)	540	568,329
Baxter International Inc., 1.70%, 08/15/21 (Call 07/15/21)	184	186,215
Boston Scientific Corp.
3.38%, 05/15/22	40	41,866
3.45%, 03/01/24 (Call 02/01/24)	552	602,425
3.85%, 05/15/25	6	6,808
Covidien International Finance SA
2.95%, 06/15/23 (Call 03/15/23)	133	141,587
3.20%, 06/15/22 (Call 03/15/22)	187	195,471
DH Europe Finance II Sarl
2.05%, 11/15/22	301	311,243
2.20%, 11/15/24 (Call 10/15/24)	257	272,523
Hill-Rom Holdings Inc., 5.00%, 02/15/25 (Call 02/15/21)(b)	67	69,401
Immucor Inc., 11.13%, 02/15/22 (Call 08/15/20)(b)	130	130,371
Medtronic Inc.
2.75%, 04/01/23 (Call 01/01/23)	47	49,686
3.15%, 03/15/22	902	942,996
3.50%, 03/15/25	923	1,043,396
3.63%, 03/15/24 (Call 12/15/23)	290	319,473
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA, 7.38%, 06/01/25 (Call 06/01/22)(b)	150	160,542

24

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care – Products (continued)
Stryker Corp.
1.15%, 06/15/25 (Call 05/15/25)	$39	$39,632
3.38%, 05/15/24 (Call 02/15/24)	170	186,323
Thermo Fisher Scientific Inc.
3.00%, 04/15/23 (Call 02/15/23)	794	843,649
4.13%, 03/25/25 (Call 02/25/25)	141	162,446
4.15%, 02/01/24 (Call 11/01/23)	494	550,464
Zimmer Biomet Holdings Inc.
3.15%, 04/01/22 (Call 02/01/22)	356	369,688
3.55%, 04/01/25 (Call 01/01/25)	266	294,459
3.70%, 03/19/23 (Call 02/19/23)	378	405,855

		9,804,815

Health Care – Services — 0.7%
Acadia Healthcare Co. Inc.
5.63%, 02/15/23 (Call 02/15/21)	175	177,676
6.50%, 03/01/24 (Call 03/01/21)	230	237,450
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	591	616,289
2.80%, 06/15/23 (Call 04/15/23)	451	477,253
3.50%, 11/15/24 (Call 08/15/24)	316	348,851
Air Medical Group Holdings Inc., 6.38%, 05/15/23 (Call 08/31/20)(b)	125	119,193
Anthem Inc.
2.38%, 01/15/25 (Call 12/15/24)	770	823,777
2.95%, 12/01/22 (Call 11/01/22)	475	501,073
3.13%, 05/15/22	464	486,133
3.30%, 01/15/23	583	621,682
3.35%, 12/01/24 (Call 10/01/24)	152	168,240
3.50%, 08/15/24 (Call 05/15/24)	770	849,071
3.70%, 08/15/21 (Call 05/15/21)	211	216,315
Centene Corp.
4.75%, 05/15/22 (Call 05/15/21)	355	361,681
4.75%, 01/15/25 (Call 01/15/21)	865	896,400
5.25%, 04/01/25 (Call 04/01/21)(b)	300	312,840
CHS/Community Health Systems Inc.
6.25%, 03/31/23 (Call 03/31/21)	1,050	1,060,195
6.63%, 02/15/25 (Call 02/15/22)(b)	575	581,336
8.13%, 06/30/24 (Call 06/30/21)(b)	525	335,281
8.63%, 01/15/24 (Call 01/15/21)(b)	375	386,839
9.88%, 06/30/23 (Call 06/30/21)(b)(d)(g)	625	499,194
CommonSpirit Health
2.76%, 10/01/24 (Call 07/01/24)	320	335,021
2.95%, 11/01/22	80	83,673
DaVita Inc., 5.00%, 05/01/25 (Call 05/01/21)	525	540,346
Encompass Health Corp.
5.13%, 03/15/23 (Call 03/15/21)	110	111,141
5.75%, 11/01/24 (Call 11/01/20)	245	248,317
Fresenius Medical Care U.S. Finance II Inc.
4.75%, 10/15/24 (Call 07/17/24)(b)	25	27,928
5.88%, 01/31/22(b)	225	239,738
HCA Inc.
4.75%, 05/01/23	1,053	1,152,098
5.00%, 03/15/24	431	485,427
5.25%, 04/15/25	1,129	1,314,517
5.38%, 02/01/25	990	1,120,967
5.88%, 05/01/23	500	550,010
8.36%, 04/15/24(d)	100	114,394
Health Care Service Corp. A Mutual Legal Reserve Co., 1.50%, 06/01/25 (Call 05/01/25)(b)	17	17,475

Security	Par (000)	Value

Health Care – Services (continued)
Humana Inc.
2.90%, 12/15/22 (Call 11/15/22)	$149	$156,401
3.15%, 12/01/22 (Call 09/01/22)	244	257,274
3.85%, 10/01/24 (Call 07/01/24)	8	8,872
4.50%, 04/01/25 (Call 03/01/25)	1,107	1,280,511
Laboratory Corp. of America Holdings
2.30%, 12/01/24 (Call 11/01/24)	181	192,667
3.20%, 02/01/22	253	262,804
3.25%, 09/01/24 (Call 07/01/24)	300	329,478
3.60%, 02/01/25 (Call 11/01/24)	601	669,490
3.75%, 08/23/22 (Call 05/23/22)	140	147,750
4.00%, 11/01/23 (Call 08/01/23)	14	15,349
LifePoint Health Inc., 6.75%, 04/15/25 (Call 04/15/22)(b)	215	232,632
Magellan Health Inc., 4.90%, 09/22/24 (Call 07/22/24)	150	154,749
MEDNAX Inc., 5.25%, 12/01/23 (Call 12/01/20)(b)	250	253,835
Molina Healthcare Inc.
4.88%, 06/15/25 (Call 06/15/21)(b)	100	102,376
5.38%, 11/15/22 (Call 08/15/22)	250	263,677
Polaris Intermediate Corp. (9.25% PIK), 8.50%, 12/01/22 (Call 06/01/21)(b)(h)	435	443,030
Quest Diagnostics Inc.
3.50%, 03/30/25 (Call 12/30/24)	150	167,147
4.25%, 04/01/24 (Call 01/01/24)	10	11,124
Quorum Health Corp., 11.63%, 04/15/23 (Call 08/31/20)(j)	100	10,000
SSM Health Care Corp., Series 2018, 3.69%, 06/01/23 (Call 03/01/23)	112	121,022
Tenet Healthcare Corp.
4.63%, 07/15/24 (Call 07/15/21)	715	730,272
4.63%, 09/01/24 (Call 09/01/21)(b)	241	248,109
5.13%, 05/01/25 (Call 05/01/21)	550	566,318
6.75%, 06/15/23	725	764,998
7.50%, 04/01/25 (Call 04/01/22)(b)	270	298,806
8.13%, 04/01/22	950	1,026,028
UnitedHealth Group Inc.
2.38%, 10/15/22	305	318,673
2.38%, 08/15/24	530	568,769
2.75%, 02/15/23 (Call 11/15/22)	548	577,680
2.88%, 12/15/21	200	207,088
2.88%, 03/15/22 (Call 12/15/21)	759	785,125
2.88%, 03/15/23	417	443,100
3.35%, 07/15/22	707	748,147
3.38%, 11/15/21 (Call 08/15/21)	165	170,115
3.50%, 06/15/23	460	499,169
3.50%, 02/15/24	400	441,048
Universal Health Services Inc., 4.75%, 08/01/22 (Call 08/01/20)(b)	404	404,941

		30,296,395

Holding Companies – Diversified — 0.5%
Amipeace Ltd., 2.50%, 12/05/24(c)	400	418,784
Apollo Investment Corp., 5.25%, 03/03/25	100	95,642
Ares Capital Corp.
3.25%, 07/15/25 (Call 06/15/25)	200	198,456
3.50%, 02/10/23 (Call 01/10/23)	354	358,974
3.63%, 01/19/22 (Call 12/19/21)	315	323,543
4.20%, 06/10/24 (Call 05/10/24)	217	222,872
4.25%, 03/01/25 (Call 01/01/25)	260	266,614
Beijing State-Owned Assets Management Hong Kong Co. Ltd., 4.13%, 05/26/25(c)	200	216,868
Bright Galaxy International Ltd., 3.38%, 11/03/21(c)	200	200,534
China Taiping New Horizon Ltd., 6.00%, 10/18/23(c)	200	224,680

25

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Holding Companies – Diversified (continued)
CK Hutchison Capital Securities 17 Ltd., 4.00%, (Call 05/12/22)(a)(b)(e)	$200	$202,328
CK Hutchison International 17 II Ltd., 2.75%, 03/29/23(b)	200	208,034
CK Hutchison International 17 Ltd., 2.88%, 04/05/22(b)	1,050	1,078,780
CK Hutchison International 19 Ltd., 3.25%, 04/11/24 (Call 03/11/24)(b)	760	811,566
FS Energy & Power Fund, 7.50%, 08/15/23 (Call 05/15/23)(b)	200	176,256
FS KKR Capital Corp.
4.13%, 02/01/25 (Call 01/01/25)	25	24,318
4.63%, 07/15/24 (Call 06/15/24)	375	376,972
4.75%, 05/15/22 (Call 04/15/22)	58	58,579
Goldman Sachs BDC Inc., 3.75%, 02/10/25 (Call 01/10/25)	101	105,711
Guohui International Bvi Co. Ltd., 4.37%, 07/09/22(c)	800	813,032
Haiguo Xintai Capital Ltd., 4.30%, 10/08/22(c)	200	162,198
Huarong Finance 2017 Co. Ltd.
1.62%, 11/07/22(a)(c)	400	390,340
1.62%, 07/03/23, (3 mo. LIBOR US + 1.325%)(c)(f)	200	194,236
3.75%, 04/27/22(c)	1,200	1,233,240
4.00%, (Call 11/07/22)(a)(c)(e)	400	405,148
Huarong Finance 2019 Co. Ltd.
2.50%, 02/24/23 (Call 01/24/23)(c)	300	302,118
3.25%, 11/13/24 (Call 10/13/24)(c)	400	415,596
3.38%, 05/29/22(c)	600	612,486
3.75%, 05/29/24(c)	600	632,274
Huarong Finance II Co. Ltd., 3.63%, 11/22/21(c)	200	203,860
Hutchison Whampoa International 12 II Ltd., 3.25%, 11/08/22(b)	200	209,196
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.75%, 09/15/24 (Call 06/15/24)	445	453,820
6.25%, 02/01/22 (Call 02/01/21)	450	457,857
6.75%, 02/01/24 (Call 02/01/21)	175	180,295
KOC Holding AS
5.25%, 03/15/23 (Call 12/15/22)(c)	400	400,388
6.50%, 03/11/25 (Call 12/11/24)(c)	200	203,006
Main Street Capital Corp., 5.20%, 05/01/24	225	231,874
MDC-GMTN BV, 5.50%, 03/01/22(b)(d)	200	214,558
MDGH – GMTN BV, 2.50%, 11/07/24 (Call 10/07/24)(c)	1,000	1,052,690
MDGH-GMTN BV
2.75%, 05/11/23(c)	600	627,438
3.00%, 04/19/24(c)	400	427,024
Mumtalakat Sukuk Holding Co., 5.63%, 02/27/24(c)	200	208,116
Oaktree Specialty Lending Corp., 3.50%, 02/25/25 (Call 01/25/25)	280	279,695
Owl Rock Capital Corp.
3.75%, 07/22/25 (Call 06/22/25)	175	173,192
4.00%, 03/30/25 (Call 02/28/25)	80	80,208
5.25%, 04/15/24 (Call 03/15/24)	20	21,074
Prospect Capital Corp., 5.88%, 03/15/23	70	72,615
Rongshi International Finance Ltd., 2.88%, 05/04/22(c)	400	410,084
Sixth Street Specialty Lending Inc., 3.88%, 11/01/24 (Call 10/01/24)	125	126,479
Stena AB, 7.00%, 02/01/24(b)	200	194,484
Stena International SA, 6.13%, 02/01/25 (Call 02/01/22)(b)	200	189,358
Swire Pacific MTN Financing Ltd.
4.50%, 02/28/22(c)	600	627,174
4.50%, 10/09/23(c)	200	217,642
Temasek Financial I Ltd., 2.38%, 01/23/23(b)	500	522,790

Security	Par (000)	Value

Holding Companies – Diversified (continued)
VistaJet Malta Finance PLC/XO Management Holding Inc., 10.50%, 06/01/24 (Call 06/01/22)(b)	$190	$170,998
Xi Yang Overseas Ltd., 4.30%, 06/05/24(c)	400	414,400
Yieldking Investment Ltd., 4.80%, 10/18/21(c)	200	204,918
Zhongyuan Sincere Investment Co. Ltd., 4.25%, 06/28/24(c)	400	413,044

		19,718,456

Home Builders — 0.1%
Adams Homes Inc., 7.50%, 02/15/25 (Call 02/15/22)(b)	30	29,327
Beazer Homes USA Inc., 6.75%, 03/15/25 (Call 03/15/21)	100	103,170
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp., 6.38%, 05/15/25 (Call 05/15/21)(b)	200	203,246
DR Horton Inc.
2.50%, 10/15/24 (Call 09/15/24)	340	361,719
4.38%, 09/15/22 (Call 06/15/22)	68	72,574
4.75%, 02/15/23 (Call 11/15/22)	46	49,841
5.75%, 08/15/23 (Call 05/15/23)	155	175,009
Forestar Group Inc., 8.00%, 04/15/24 (Call 04/15/21)(b)	155	166,888
KB Home
7.00%, 12/15/21 (Call 09/15/21)	170	178,471
7.50%, 09/15/22	125	137,133
7.63%, 05/15/23 (Call 11/15/22)	135	149,283
Lennar Corp.
4.13%, 01/15/22 (Call 10/15/21)	210	215,798
4.50%, 04/30/24 (Call 01/30/24)	260	280,946
4.75%, 11/15/22 (Call 08/15/22)	205	216,166
4.75%, 05/30/25 (Call 02/28/25)	225	249,061
4.88%, 12/15/23 (Call 09/15/23)	150	162,244
5.38%, 10/01/22	100	106,502
5.88%, 11/15/24 (Call 05/15/24)	150	170,004
6.25%, 12/15/21 (Call 06/15/21)	125	130,020
MDC Holdings Inc., 5.50%, 01/15/24 (Call 10/15/23)	125	134,543
Meritage Homes Corp., 7.00%, 04/01/22	115	124,333
New Home Co. Inc. (The), 7.25%, 04/01/22 (Call 10/01/20)	110	103,011
NVR Inc., 3.95%, 09/15/22 (Call 06/15/22)	231	245,234
Picasso Finance Sub Inc., 6.13%, 06/15/25 (Call 06/15/22)(b)	250	266,222
Shea Homes LP/Shea Homes Funding Corp., 6.13%, 04/01/25 (Call 04/01/21)(b)	130	133,836
Taylor Morrison Communities Inc.
5.88%, 01/31/25 (Call 01/31/21)(b)	33	33,898
6.00%, 09/01/23 (Call 09/01/20)(b)	20	20,601
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc.
5.63%, 03/01/24 (Call 12/01/23)(b)	126	132,933
5.88%, 04/15/23 (Call 01/15/23)(b)	125	131,678
Toll Brothers Finance Corp.
4.38%, 04/15/23 (Call 01/15/23)	158	166,011
5.63%, 01/15/24 (Call 10/15/23)	100	109,256
5.88%, 02/15/22 (Call 11/15/21)	150	157,542
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24	175	189,322
Williams Scotsman International Inc., 6.88%, 08/15/23 (Call 08/15/20)(b)	215	222,777

		5,328,599

26

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Furnishings — 0.0%
Leggett & Platt Inc.
3.40%, 08/15/22 (Call 05/15/22)	$57	$59,180
3.80%, 11/15/24 (Call 08/15/24)	19	20,096
Panasonic Corp.
2.54%, 07/19/22 (Call 06/19/22)(b)	215	221,820
2.68%, 07/19/24 (Call 06/19/24)(b)	265	283,052
Tempur Sealy International Inc., 5.63%, 10/15/23 (Call 10/15/20)	170	173,708
Well Hope Development Ltd., 3.88%, (Call 10/19/22)(a)(c)(e)	400	398,544
Whirlpool Corp.
4.00%, 03/01/24	142	154,970
4.70%, 06/01/22	35	37,488

		1,348,858

Household Products & Wares — 0.1%
ACCO Brands Corp., 5.25%, 12/15/24 (Call 12/15/20)(b)	200	205,006
Central Garden & Pet Co., 6.13%, 11/15/23 (Call 11/15/20)	100	102,872
Church & Dwight Co. Inc., 2.45%, 08/01/22 (Call 07/01/22)	387	400,587
Clorox Co. (The)
3.05%, 09/15/22 (Call 06/15/22)	64	67,155
3.50%, 12/15/24 (Call 09/15/24)	26	29,051
3.80%, 11/15/21	10	10,431
Kimberly-Clark Corp.
2.40%, 03/01/22	89	91,764
2.40%, 06/01/23	40	42,112
Kronos Acquisition Holdings Inc., 9.00%, 08/15/23 (Call 08/15/20)(b)	225	228,928
Prestige Brands Inc., 6.38%, 03/01/24 (Call 03/01/21)(b)	230	238,623
Reckitt Benckiser Treasury Services PLC
2.38%, 06/24/22 (Call 05/24/22)(b)	1,005	1,038,537
2.75%, 06/26/24 (Call 04/26/24)(b)	505	544,173
Spectrum Brands Inc., 6.13%, 12/15/24 (Call 12/15/20)	90	92,680

		3,091,919

Housewares — 0.0%
American Greetings Corp., 8.75%, 04/15/25 (Call 04/15/21)(b)	100	93,241
CD&R Smokey Buyer Inc., 6.75%, 07/15/25 (Call 07/15/22)(b)	180	193,093
Newell Brands Inc.
4.00%, 06/15/22 (Call 03/15/22)	56	58,407
4.00%, 12/01/24 (Call 09/01/24)	75	76,919
4.35%, 04/01/23 (Call 02/01/23)	625	664,406
4.88%, 06/01/25 (Call 05/01/25)	210	228,302

		1,314,368

Insurance — 1.0%
Acrisure LLC/Acrisure Finance Inc., 8.13%, 02/15/24 (Call 02/15/21)(b)	335	356,269
Aflac Inc.
3.25%, 03/17/25	52	58,088
3.63%, 06/15/23	363	396,842
3.63%, 11/15/24	217	245,622
AIA Group Ltd.
3.13%, 03/13/23(c)	400	418,572
3.20%, 03/11/25 (Call 12/11/24)(b)	200	214,102
Alleghany Corp., 4.95%, 06/27/22	150	161,278
Allstate Corp. (The), 3.15%, 06/15/23	570	613,212

Security	Par (000)	Value

Insurance (continued)
American International Group Inc.
2.50%, 06/30/25 (Call 05/30/25)	$667	$715,217
4.13%, 02/15/24	647	723,365
4.88%, 06/01/22	772	833,104
Aon Corp., 2.20%, 11/15/22	515	535,379
Aon PLC
3.50%, 06/14/24 (Call 03/01/24)	297	326,124
4.00%, 11/27/23 (Call 08/27/23)	315	345,920
Aspen Insurance Holdings Ltd., 4.65%, 11/15/23	335	358,735
Assurant Inc.
4.00%, 03/15/23	292	310,767
4.20%, 09/27/23 (Call 08/27/23)	224	239,700
Assured Guaranty U.S. Holdings Inc., 5.00%, 07/01/24	405	458,808
Athene Global Funding
2.50%, 01/14/25(b)	550	564,553
2.75%, 06/25/24(b)	154	159,664
3.00%, 07/01/22(b)	642	662,814
Berkshire Hathaway Finance Corp., 3.00%, 05/15/22	474	496,619
Berkshire Hathaway Inc.
2.75%, 03/15/23 (Call 01/15/23)	1,000	1,059,490
3.00%, 02/11/23	295	315,231
3.40%, 01/31/22	274	286,900
3.75%, 08/15/21	160	165,674
Brown & Brown Inc., 4.20%, 09/15/24 (Call 06/15/24)	229	253,968
China Reinsurance Finance Corp. Ltd., 3.38%, 03/09/22(c)	600	611,964
Cloverie PLC for Swiss Re Corporate Solutions Ltd., 4.50%, 09/11/44 (Call 09/11/24)(a)(c)	250	260,197
CNA Financial Corp.
3.95%, 05/15/24 (Call 02/15/24)	385	424,443
5.75%, 08/15/21	34	35,826
CNO Financial Group Inc., 5.25%, 05/30/25 (Call 02/28/25)	252	286,007
Enstar Group Ltd., 4.50%, 03/10/22 (Call 02/10/22)	160	164,450
Equitable Holdings Inc., 3.90%, 04/20/23 (Call 03/20/23)	343	369,305
Fidelity & Guaranty Life Holdings Inc., 5.50%, 05/01/25 (Call 02/01/25)(b)	200	219,778
Fidelity National Financial Inc., 5.50%, 09/01/22	225	244,372
Five Corners Funding Trust, 4.42%, 11/15/23(b)	830	927,259
Genworth Holdings Inc.
4.80%, 02/15/24(d)	200	175,912
4.90%, 08/15/23	110	97,916
7.63%, 09/24/21	225	225,484
Guardian Life Global Funding
1.10%, 06/23/25(b)	10	10,103
1.95%, 10/27/21(b)	250	254,850
2.50%, 05/08/22(b)	53	54,910
2.90%, 05/06/24(b)	368	398,459
3.40%, 04/25/23(b)	57	61,477
Hanwha Life Insurance Co. Ltd., 4.70%, (Call 04/23/23)(a)(c)(e)	380	388,611
Heungkuk Life Insurance Co. Ltd., 4.48%, (Call 11/09/22)(a)(c)(e)	300	295,023
Jackson National Life Global Funding
2.38%, 09/15/22(b)	59	60,848
2.50%, 06/27/22(b)	37	38,204
2.65%, 06/21/24(b)	200	211,690
3.25%, 01/30/24(b)	70	75,679
3.30%, 02/01/22(b)	268	278,398
3.88%, 06/11/25(b)	500	561,055

27

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Liberty Mutual Group Inc.
4.25%, 06/15/23(b)	$468	$513,906
4.95%, 05/01/22(b)	37	39,548
Lincoln National Corp.
3.35%, 03/09/25	56	61,262
4.00%, 09/01/23	401	439,059
4.20%, 03/15/22	335	354,845
Loews Corp., 2.63%, 05/15/23 (Call 02/15/23)	270	285,174
Markel Corp., 4.90%, 07/01/22	27	29,043
Marsh & McLennan Companies Inc.
2.75%, 01/30/22 (Call 12/30/21)	373	384,973
3.30%, 03/14/23 (Call 01/14/23)	57	60,629
3.50%, 06/03/24 (Call 03/03/24)	247	271,206
3.50%, 03/10/25 (Call 12/10/24)	96	107,034
3.88%, 03/15/24 (Call 02/15/24)	695	773,125
MassMutual Global Funding II
2.50%, 04/13/22(b)	525	543,847
2.75%, 06/22/24(b)	350	377,482
MetLife Inc.
3.00%, 03/01/25	68	75,740
3.05%, 12/15/22	201	213,703
3.60%, 04/10/24	204	226,860
Series D, 4.37%, 09/15/23	253	283,345
Metropolitan Life Global Funding I
0.90%, 06/08/23(b)	500	505,695
1.95%, 09/15/21(b)	250	254,540
1.95%, 01/13/23(b)	500	517,855
2.40%, 06/17/22(b)	495	514,607
2.65%, 04/08/22(b)	290	301,026
3.45%, 10/09/21(b)	150	155,590
3.60%, 01/11/24(b)	610	673,306
3.88%, 04/11/22(b)	510	540,131
MGIC Investment Corp., 5.75%, 08/15/23	155	162,111
New York Life Global Funding
0.95%, 06/24/25(b)	10	10,122
1.10%, 05/05/23(b)	66	67,361
2.00%, 01/22/25(b)	685	726,655
2.25%, 07/12/22(b)	248	257,283
2.30%, 06/10/22(b)	521	540,267
2.88%, 04/10/24(b)	246	266,443
2.90%, 01/17/24(b)	444	480,195
3.25%, 08/06/21(b)	260	267,725
Nippon Life Insurance Co., 5.10%, 10/16/44 (Call 10/16/24)(a)(b)	1,000	1,130,070
NMI Holdings Inc., 7.38%, 06/01/25 (Call 03/30/25)(b)	185	200,923
Pricoa Global Funding I
2.40%, 09/23/24(b)	700	751,156
2.45%, 09/21/22(b)	150	156,621
3.45%, 09/01/23(b)	400	435,588
Primerica Inc., 4.75%, 07/15/22	172	182,563
Principal Financial Group Inc.
3.13%, 05/15/23	45	47,907
3.30%, 09/15/22	55	58,023
3.40%, 05/15/25 (Call 02/15/25)	10	11,167
Principal Life Global Funding II
1.25%, 06/23/25(b)	500	510,765
2.25%, 11/21/24(b)	538	571,846
Progressive Corp. (The), 3.75%, 08/23/21	250	259,185

Security	Par (000)	Value

Insurance (continued)
Protective Life Global Funding
2.00%, 09/14/21(b)	$250	$254,182
2.62%, 08/22/22(b)	500	521,360
Prudential Financial Inc.
3.50%, 05/15/24	464	516,975
4.50%, 11/16/21	521	548,274
5.20%, 03/15/44 (Call 03/15/24)(a)	200	214,712
5.63%, 06/15/43 (Call 06/15/23)(a)	448	485,153
5.88%, 09/15/42 (Call 09/15/22)(a)	605	647,066
Radian Group Inc.
4.50%, 10/01/24 (Call 07/01/24)	165	165,680
6.63%, 03/15/25 (Call 09/15/24)	225	239,859
Reliance Standard Life Global Funding II
2.15%, 01/21/23(b)	60	61,510
2.63%, 07/22/22(b)	25	25,767
3.85%, 09/19/23(b)	813	877,967
Swiss Re Finance Luxembourg SA, 4.25%, (Call 09/04/24)(a)(c)(e)	400	404,152
Trinity Acquisition PLC, 3.50%, 09/15/21 (Call 08/15/21)	90	92,281
Unum Group, 4.00%, 03/15/24	445	481,503
USI Inc./NY, 6.88%, 05/01/25 (Call 05/01/21)(b)	225	231,379
Vigorous Champion International Ltd.
2.75%, 06/02/25(c)	400	408,276
4.38%, 09/10/23(c)	200	213,284
Voya Financial Inc.
3.13%, 07/15/24 (Call 05/15/24)	38	40,969
5.65%, 05/15/53 (Call 05/15/23)(a)	185	192,983
Willis North America Inc., 3.60%, 05/15/24 (Call 03/15/24)	243	264,615
WR Berkley Corp., 4.63%, 03/15/22	88	92,902
XLIT Ltd., 4.45%, 03/31/25	81	91,409

		40,678,002

Internet — 0.4%
Alibaba Group Holding Ltd.
2.80%, 06/06/23 (Call 05/06/23)	250	263,487
3.13%, 11/28/21 (Call 09/28/21)	670	689,329
3.60%, 11/28/24 (Call 08/28/24)	505	556,884
Alphabet Inc., 3.38%, 02/25/24	204	225,967
Amazon.com Inc.
0.40%, 06/03/23	40	40,150
0.80%, 06/03/25 (Call 05/03/25)	72	72,991
2.40%, 02/22/23 (Call 01/22/23)	865	910,101
2.50%, 11/29/22 (Call 08/29/22)	467	488,617
2.80%, 08/22/24 (Call 06/22/24)	984	1,073,879
3.30%, 12/05/21 (Call 10/05/21)	231	239,307
3.80%, 12/05/24 (Call 09/05/24)	63	71,461
Baidu Inc.
2.88%, 07/06/22	440	452,654
3.08%, 04/07/25 (Call 03/07/25)	200	213,562
3.50%, 11/28/22	205	215,234
3.88%, 09/29/23 (Call 08/29/23)	250	269,015
Booking Holdings Inc.
2.75%, 03/15/23 (Call 02/15/23)	200	210,982
3.65%, 03/15/25 (Call 12/15/24)	86	95,609
4.10%, 04/13/25 (Call 03/13/25)	1,129	1,285,446
Cogent Communications Group Inc., 5.38%, 03/01/22 (Call 12/01/21)(b)	150	156,277
E*TRADE Financial Corp., 2.95%, 08/24/22 (Call 07/24/22)	348	364,516
eBay Inc.
1.90%, 03/11/25 (Call 02/11/25)	70	73,716

28

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
2.60%, 07/15/22 (Call 04/15/22)	$377	$390,399
2.75%, 01/30/23 (Call 12/30/22)	872	918,120
3.45%, 08/01/24 (Call 05/01/24)	63	69,452
3.80%, 03/09/22 (Call 02/09/22)	264	277,115
EIG Investors Corp., 10.88%, 02/01/24 (Call 02/01/21)	125	127,731
Expedia Group Inc.
4.50%, 08/15/24 (Call 05/15/24)	309	324,787
6.25%, 05/01/25 (Call 02/01/25)(b)	628	686,059
7.00%, 05/01/25 (Call 05/01/22)(b)	530	571,404
Netflix Inc.
3.63%, 06/15/25 (Call 03/15/25)(b)	195	207,191
5.50%, 02/15/22	275	292,108
5.75%, 03/01/24	150	168,903
5.88%, 02/15/25	305	352,290
NortonLifeLock Inc.
3.95%, 06/15/22 (Call 03/15/22)	150	155,644
5.00%, 04/15/25 (Call 04/15/21)(b)	395	405,306
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)	491	510,036
3.63%, 04/01/25 (Call 01/01/25)	10	11,251
3.75%, 04/01/24 (Call 03/01/24)	63	70,145
Tencent Holdings Ltd.
1.18%, 04/11/24, (3 mo. LIBOR US + 0.910%)(c)(f)	400	398,056
2.99%, 01/19/23 (Call 12/19/22)(c)	800	834,408
3.28%, 04/11/24 (Call 03/11/24)(c)	600	642,528
TripAdvisor Inc., 7.00%, 07/15/25 (Call 07/15/22)(b)	30	31,451
Uber Technologies Inc.
7.50%, 11/01/23 (Call 11/01/20)(b)	200	208,044
7.50%, 05/15/25 (Call 05/15/22)(b)	385	409,378
VeriSign Inc.
4.63%, 05/01/23 (Call 05/01/21)	270	274,023
5.25%, 04/01/25 (Call 01/01/25)	200	227,956
Weibo Corp., 3.50%, 07/05/24 (Call 06/05/24)	500	527,690

		17,060,659

Iron & Steel — 0.2%
ABJA Investment Co. Pte Ltd., 5.95%, 07/31/24(c)	400	408,904
Allegheny Technologies Inc., 7.88%, 08/15/23 (Call 05/15/23)	190	200,004
ArcelorMittal SA
3.60%, 07/16/24	427	449,494
6.13%, 06/01/25	200	231,368
Carpenter Technology Corp.
4.45%, 03/01/23 (Call 12/01/22)	148	151,940
5.20%, 07/15/21 (Call 04/15/21)	54	55,650
Cleveland-Cliffs Inc.
4.88%, 01/15/24 (Call 01/15/21)(b)	220	212,850
9.88%, 10/17/25 (Call 10/17/22)(b)	142	155,108
Commercial Metals Co., 4.88%, 05/15/23 (Call 02/15/23)	175	181,459
CSN Resources SA, 7.63%, 02/13/23 (Call 02/13/21)(c)	400	404,028
Evraz PLC
5.25%, 04/02/24(c)	200	217,722
5.38%, 03/20/23(c)	200	213,938
6.75%, 01/31/22(c)	400	426,332
GTL Trade Finance Inc./Gerdau Holdings Inc., 5.89%, 04/29/24 (Call 01/29/24)(c)	675	736,466
Infrabuild Australia Pty Ltd., 12.00%, 10/01/24 (Call 10/01/21)(b)	99	93,288
JSW Steel Ltd.
5.25%, 04/13/22(c)	200	199,212
5.95%, 04/18/24(c)	200	200,748

Security	Par (000)	Value

Iron & Steel (continued)
Metalloinvest Finance DAC, 4.85%, 05/02/24(c)	$200	$215,890
Metinvest BV, 7.75%, 04/23/23 (Call 01/23/23)(c)	200	197,582
MMK International Capital DAC, 4.38%, 06/13/24(c)	600	639,990
Nucor Corp.
2.00%, 06/01/25 (Call 05/01/25)	29	30,547
4.00%, 08/01/23 (Call 05/01/23)	407	443,451
4.13%, 09/15/22 (Call 06/15/22)	218	232,665
POSCO
2.50%, 01/17/25(c)	200	208,094
2.75%, 07/15/24(c)	400	418,836
4.00%, 08/01/23(c)	200	215,182
Reliance Steel & Aluminum Co., 4.50%, 04/15/23 (Call 01/15/23)	191	205,808
Severstal OAO Via Steel Capital SA
3.15%, 09/16/24(c)	600	613,692
5.90%, 10/17/22(c)	200	216,414
Shandong Iron And Steel Xinheng International Co. Ltd., 6.85%, 09/25/22(c)	200	198,464
Shougang Group Co. Ltd., 4.00%, 05/23/24(c)	400	428,188
Steel Dynamics Inc.
2.40%, 06/15/25 (Call 05/15/25)	40	42,004
2.80%, 12/15/24 (Call 11/15/24)	230	243,933
United States Steel Corp., 12.00%, 06/01/25 (Call 06/01/22)(b)	430	445,299

		9,534,550

Leisure Time — 0.1%
Carlson Travel Inc., 6.75%, 12/15/23 (Call 12/15/20)(b)(d)	200	155,458
Carnival Corp., 11.50%, 04/01/23 (Call 01/01/23)(b)	1,533	1,667,689
King Power Capital Ltd., 5.63%, 11/03/24(c)	200	230,958
NCL Corp. Ltd.
3.63%, 12/15/24 (Call 12/15/21)(b)	200	131,872
12.25%, 05/15/24 (Call 02/15/24)(b)	285	310,000
Royal Caribbean Cruises Ltd.
5.25%, 11/15/22	229	194,371
9.13%, 06/15/23 (Call 03/15/23)(b)	400	407,600
10.88%, 06/01/23 (Call 03/01/23)(b)	25	26,341
Sabre GLBL Inc.
5.25%, 11/15/23 (Call 11/15/20)(b)	165	161,964
5.38%, 04/15/23 (Call 04/15/21)(b)	175	171,731
9.25%, 04/15/25 (Call 03/16/25)(b)	330	363,218
Silversea Cruise Finance Ltd., 7.25%, 02/01/25 (Call 02/01/21)(b)	35	33,435
Sunny Express Enterprises Corp., 2.63%, 04/23/25(c)	400	417,120
Viking Cruises Ltd.
6.25%, 05/15/25 (Call 05/15/21)(b)	75	48,918
13.00%, 05/15/25 (Call 05/15/22)(b)	270	293,776
Vista Outdoor Inc., 5.88%, 10/01/23 (Call 10/01/20)	150	149,478

		4,763,929

Lodging — 0.2%
Arrow Bidco LLC, 9.50%, 03/15/24 (Call 03/15/21)(b)	125	98,815
Boyd Gaming Corp., 8.63%, 06/01/25 (Call 06/01/22)(b)	215	237,184
Diamond Resorts International Inc.
7.75%, 09/01/23 (Call 09/01/20)(b)	175	171,775
10.75%, 09/01/24 (Call 09/01/20)(b)	200	177,418
Fortune Star BVI Ltd., 5.25%, 03/23/22 (Call 08/31/20)(c)	800	797,400
Hilton Domestic Operating Co. Inc.
4.25%, 09/01/24 (Call 09/01/20)	375	378,885
5.38%, 05/01/25 (Call 05/01/22)(b)	210	219,458

29

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Lodging (continued)
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower Inc., 6.13%, 12/01/24 (Call 12/01/21)	$105	$106,172
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.63%, 04/01/25 (Call 04/01/21)	325	330,359
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)	325	327,138
5.38%, 04/23/25 (Call 03/23/25)	15	16,045
Las Vegas Sands Corp.
2.90%, 06/25/25 (Call 05/25/25)	7	6,895
3.20%, 08/08/24 (Call 07/08/24)	625	627,381
Marriott International Inc./MD
3.60%, 04/15/24 (Call 03/15/24)	405	413,124
3.75%, 03/15/25 (Call 12/15/24)	91	92,785
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	711	790,255
Series Z, 4.15%, 12/01/23 (Call 11/01/23)	27	28,200
Marriott Ownership Resorts Inc., 6.13%, 09/15/25 (Call 05/15/22)(b)	30	32,039
MGM China Holdings Ltd.
5.25%, 06/18/25 (Call 06/16/22)(b)	200	205,248
5.38%, 05/15/24 (Call 05/15/21)(b)	400	409,340
MGM Resorts International
5.75%, 06/15/25 (Call 03/15/25)	250	258,360
6.00%, 03/15/23	405	423,918
6.75%, 05/01/25 (Call 05/01/22)	250	259,408
7.75%, 03/15/22	340	361,498
Minor International PCL, 4.66%, (Call 12/04/21)(a)(c)(e)	200	205,104
Sands China Ltd., 4.60%, 08/08/23 (Call 07/08/23)	680	717,978
Studio City Co. Ltd., 7.25%, 11/30/21 (Call 11/30/20)(b)	200	203,816
Studio City Finance Ltd.
6.00%, 07/15/25 (Call 07/15/22)(b)	200	203,548
7.25%, 02/11/24 (Call 02/11/21)(c)	400	421,240
Wyndham Destinations Inc.
3.90%, 03/01/23 (Call 12/01/22)	150	147,126
4.25%, 03/01/22 (Call 12/01/21)	251	250,325
5.40%, 04/01/24 (Call 02/01/24)	150	150,195
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
4.25%, 05/30/23 (Call 02/28/23)(b)	175	164,313
5.50%, 03/01/25 (Call 12/01/24)(b)	675	634,561
Wynn Macau Ltd., 4.88%, 10/01/24 (Call 10/01/20)(b)	200	199,088

		10,066,394

Machinery — 0.4%
ABB Finance USA Inc.
2.88%, 05/08/22	671	699,001
3.38%, 04/03/23 (Call 03/03/23)	264	282,921
ATS Automation Tooling Systems Inc., 6.50%, 06/15/23 (Call 06/15/21)(b)	85	86,325
Caterpillar Financial Services Corp.
0.95%, 05/13/22	165	166,693
1.45%, 05/15/25	52	53,810
1.70%, 08/09/21	555	562,859
1.90%, 09/06/22	36	37,106
1.93%, 10/01/21	70	71,320
1.95%, 11/18/22	106	109,819
2.15%, 11/08/24	240	256,104
2.40%, 06/06/22	260	269,945
2.55%, 11/29/22	140	146,857
2.63%, 03/01/23	10	10,582
2.85%, 06/01/22	180	188,212
2.85%, 05/17/24	343	371,551

Security	Par (000)	Value

Machinery (continued)
2.95%, 02/26/22	$685	$712,441
3.15%, 09/07/21	280	288,512
3.30%, 06/09/24	565	622,737
3.45%, 05/15/23	220	238,592
3.65%, 12/07/23	781	861,552
3.75%, 11/24/23	48	53,115
Caterpillar Inc.
2.60%, 06/26/22 (Call 03/26/22)	235	243,406
3.40%, 05/15/24 (Call 02/15/24)	665	730,689
Cleaver-Brooks Inc., 7.88%, 03/01/23 (Call 12/15/20)(b)	160	152,813
CNH Industrial Capital LLC
1.95%, 07/02/23	32	32,278
3.88%, 10/15/21	272	280,451
4.20%, 01/15/24	33	35,575
4.38%, 04/05/22	332	348,743
CNH Industrial NV, 4.50%, 08/15/23	235	254,373
Crane Co., 4.45%, 12/15/23 (Call 09/15/23)	5	5,354
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	333	345,411
2.75%, 04/15/25 (Call 03/15/25)	65	71,148
Flowserve Corp.
3.50%, 09/15/22 (Call 06/15/22)	126	129,749
4.00%, 11/15/23 (Call 08/15/23)	92	95,939
Husky III Holding Ltd., 13.00%, 02/15/25 (Call 02/15/21)(b)	165	161,999
John Deere Capital Corp.
0.55%, 07/05/22	16	16,055
0.70%, 07/05/23	17	17,150
1.20%, 04/06/23	96	98,244
1.95%, 06/13/22	500	514,625
2.05%, 01/09/25	668	710,351
2.15%, 09/08/22	636	660,206
2.60%, 03/07/24	432	463,821
2.65%, 01/06/22	220	227,289
2.65%, 06/24/24	135	145,926
2.70%, 01/06/23	80	84,463
2.75%, 03/15/22	6	6,233
2.80%, 01/27/23	86	91,096
2.80%, 03/06/23	632	671,475
2.95%, 04/01/22	262	273,279
3.13%, 09/10/21	320	330,090
3.15%, 10/15/21	150	155,067
3.20%, 01/10/22	275	286,280
3.35%, 06/12/24	105	115,958
3.45%, 06/07/23	359	389,203
3.45%, 01/10/24	150	164,586
3.45%, 03/13/25	22	24,839
3.65%, 10/12/23	550	605,489
JPW Industries Holding Corp., 9.00%, 10/01/24 (Call 10/01/20)(b)	95	80,062
Maxim Crane Works Holdings Capital LLC, 10.13%, 08/01/24 (Call 08/01/20)(b)	190	186,096
Nvent Finance Sarl, 3.95%, 04/15/23 (Call 03/15/23)	117	120,764
Otis Worldwide Corp., 2.06%, 04/05/25 (Call 03/05/25)(b)	874	926,291
Rockwell Automation Inc., 2.88%, 03/01/25 (Call 12/01/24)	92	99,599
Shanghai Electric Group Global Investment Ltd., 2.30%, 02/21/25(c)	400	412,072
SPX FLOW Inc., 5.63%, 08/15/24 (Call 08/15/20)(b)	94	96,710
Tennant Co., 5.63%, 05/01/25 (Call 05/01/21)	15	15,526
Terex Corp., 5.63%, 02/01/25 (Call 02/01/21)(b)	200	202,706

30

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
Welbilt Inc., 9.50%, 02/15/24 (Call 02/15/21)	$150	$142,079
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (Call 05/15/25)	29	30,263
4.40%, 03/15/24 (Call 02/15/24)	333	362,187
Xylem Inc./NY, 4.88%, 10/01/21	50	52,416
Zoomlion HK SPV Co. Ltd., 6.13%, 12/20/22(b)	200	206,632

		17,963,110

Manufacturing — 0.2%
3M Co.
1.63%, 09/19/21 (Call 08/19/21)	139	141,004
1.75%, 02/14/23 (Call 01/14/23)	374	387,300
2.00%, 06/26/22	330	340,181
2.00%, 02/14/25 (Call 01/14/25)	18	19,108
2.25%, 03/15/23 (Call 02/15/23)	270	283,181
2.65%, 04/15/25 (Call 03/15/25)	106	115,810
2.75%, 03/01/22 (Call 02/01/22)	130	135,027
3.00%, 09/14/21 (Call 08/14/21)	215	220,984
3.25%, 02/14/24 (Call 01/14/24)	501	549,126
Carlisle Companies Inc.
3.50%, 12/01/24 (Call 10/01/24)	93	101,305
3.75%, 11/15/22 (Call 08/15/22)	20	20,961
Eaton Corp., 2.75%, 11/02/22	660	694,459
FXI Holdings Inc., 7.88%, 11/01/24 (Call 11/01/20)(b)	172	149,392
General Electric Co.
2.70%, 10/09/22	667	694,047
3.10%, 01/09/23	176	185,492
3.15%, 09/07/22	302	316,079
3.38%, 03/11/24	703	763,015
3.45%, 05/15/24 (Call 02/13/24)	594	638,705
Hillenbrand Inc., 5.75%, 06/15/25 (Call 06/15/22)	145	156,288
Illinois Tool Works Inc.
3.38%, 09/15/21 (Call 06/15/21)	108	110,606
3.50%, 03/01/24 (Call 12/01/23)	86	94,546
Koppers Inc., 6.00%, 02/15/25 (Call 02/15/21)(b)	200	207,194
LSB Industries Inc., 9.63%, 05/01/23 (Call 05/01/21)(b)(d)	170	164,852
Parker-Hannifin Corp.
2.70%, 06/14/24 (Call 05/14/24)	459	493,884
3.30%, 11/21/24 (Call 08/21/24)	121	133,095
Siemens Financieringsmaatschappij NV
1.70%, 09/15/21(b)	260	263,983
2.00%, 09/15/23(b)	250	261,580
2.90%, 05/27/22(b)	750	784,485
3.13%, 03/16/24(b)	250	272,300
3.25%, 05/27/25(b)	250	281,083
Sunny Optical Technology Group Co. Ltd., 3.75%, 01/23/23(c)	200	207,266
Textron Inc.
3.88%, 03/01/25 (Call 12/01/24)	96	104,729
4.30%, 03/01/24 (Call 12/01/23)	233	252,057
Trane Technologies Global Holding Co. Ltd., 4.25%, 06/15/23	295	325,583
Trane Technologies Luxembourg Finance SA, 3.55%, 11/01/24 (Call 08/01/24)	355	393,439
Trinity Industries Inc., 4.55%, 10/01/24 (Call 07/01/24)	150	156,602

		10,418,748

Media — 0.7%
AMC Networks Inc.
4.75%, 12/15/22 (Call 12/15/20)	192	194,333
5.00%, 04/01/24 (Call 04/01/21)	398	405,689

Security	Par (000)	Value

Media (continued)
CCO Holdings LLC/CCO Holdings Capital Corp.
4.00%, 03/01/23 (Call 11/01/20)(b)	$200	$203,670
5.38%, 05/01/25 (Call 05/01/21)(b)	255	263,214
5.88%, 04/01/24 (Call 04/01/21)(b)	605	626,127
Cengage Learning Inc., 9.50%, 06/15/24 (Call 06/15/21)(b)	200	133,660
Charter Communications Operating LLC/Charter Communications Operating Capital
4.46%, 07/23/22 (Call 05/23/22)	1,393	1,483,810
4.50%, 02/01/24 (Call 01/01/24)	653	725,130
4.91%, 07/23/25 (Call 04/23/25)	1,500	1,740,480
Clear Channel Worldwide Holdings Inc., 9.25%, 02/15/24 (Call 02/15/21)	711	645,531
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22	287	346,148
Comcast Corp.
2.75%, 03/01/23 (Call 02/01/23)	673	713,171
2.85%, 01/15/23	437	463,696
3.00%, 02/01/24 (Call 01/01/24)	403	436,896
3.10%, 04/01/25 (Call 03/01/25)	605	671,435
3.13%, 07/15/22	671	707,724
3.38%, 02/15/25 (Call 11/15/24)	84	93,607
3.60%, 03/01/24	1,037	1,148,903
3.70%, 04/15/24 (Call 03/15/24)	1,275	1,418,871
Cox Communications Inc.
2.95%, 06/30/23 (Call 03/30/23)(b)	292	308,980
3.15%, 08/15/24 (Call 06/15/24)(b)	120	130,218
3.25%, 12/15/22(b)	676	715,458
3.85%, 02/01/25 (Call 11/01/24)(b)	24	26,761
CSC Holdings LLC
5.25%, 06/01/24	300	329,901
5.88%, 09/15/22	250	268,990
6.75%, 11/15/21	350	371,494
Discovery Communications LLC
2.95%, 03/20/23 (Call 02/20/23)	319	336,063
3.45%, 03/15/25 (Call 12/15/24)	209	230,059
3.95%, 06/15/25 (Call 05/15/25)	27	30,439
DISH DBS Corp.
5.00%, 03/15/23	550	574,090
5.88%, 07/15/22	745	787,189
5.88%, 11/15/24	775	810,805
Entercom Media Corp., 7.25%, 11/01/24 (Call 11/01/20)(b)	100	83,522
EW Scripps Co. (The), 5.13%, 05/15/25 (Call 05/15/21)(b)	150	148,349
Fox Corp.
3.05%, 04/07/25 (Call 03/07/25)	106	116,164
3.67%, 01/25/22	180	188,584
4.03%, 01/25/24 (Call 12/25/23)	670	743,244
GCI LLC
6.63%, 06/15/24 (Call 06/15/21)(b)	90	94,946
6.88%, 04/15/25 (Call 04/15/21)	150	155,699
Gray Television Inc., 5.13%, 10/15/24 (Call 10/15/20)(b)	200	206,010
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 7.88%, 05/15/24 (Call 05/15/21)(b)	150	90,249
Meredith Corp., 6.50%, 07/01/25 (Call 07/01/22)(b)	100	101,851
NBCUniversal Media LLC, 2.88%, 01/15/23	840	891,710
Nexstar Broadcasting Inc., 5.63%, 08/01/24 (Call 08/01/20)(b)	320	328,950
Quebecor Media Inc., 5.75%, 01/15/23	295	322,031
Radiate Holdco LLC/Radiate Finance Inc.
6.63%, 02/15/25 (Call 02/15/21)(b)	150	153,759

31

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
6.88%, 02/15/23 (Call 02/15/21)(b)	$110	$111,318
Salem Media Group Inc., 6.75%, 06/01/24 (Call 06/01/21)(b)	100	86,326
Sinclair Television Group Inc., 5.63%, 08/01/24 (Call 08/01/20)(b)	165	167,909
Sirius XM Radio Inc.
3.88%, 08/01/22 (Call 08/01/20)(b)	360	367,117
4.63%, 07/15/24 (Call 07/15/21)(b)	525	552,683
Sky Ltd., 3.13%, 11/26/22(b)	10	10,617
TEGNA Inc.
4.88%, 09/15/21 (Call 08/31/20)(b)	100	100,100
5.50%, 09/15/24 (Call 09/15/20)(b)	115	117,581
Thomson Reuters Corp., 4.30%, 11/23/23 (Call 08/23/23)	157	172,474
Time Warner Cable LLC, 4.00%, 09/01/21 (Call 06/01/21)	749	767,860
Time Warner Entertainment Co. LP, 8.38%, 03/15/23	567	672,615
Townsquare Media Inc., 6.50%, 04/01/23 (Call 04/01/21)(b)	100	89,885
TWDC Enterprises 18 Corp.
2.35%, 12/01/22	576	600,935
2.45%, 03/04/22	311	320,607
2.55%, 02/15/22	50	51,585
2.75%, 08/16/21	72	73,757
Univision Communications Inc.
5.13%, 02/15/25 (Call 02/15/21)(b)	535	519,068
9.50%, 05/01/25 (Call 05/01/22)(b)	160	174,592
Urban One Inc., 7.38%, 04/15/22 (Call 08/31/20)(b)	154	136,612
ViacomCBS Inc.
3.50%, 01/15/25 (Call 10/15/24)	250	274,858
3.70%, 08/15/24 (Call 05/15/24)	307	337,550
3.88%, 04/01/24 (Call 01/01/24)	102	111,447
4.75%, 05/15/25 (Call 04/15/25)	647	745,590
5.88%, 02/28/57 (Call 02/28/22)(a)	225	235,181
Videotron Ltd.
5.00%, 07/15/22	310	325,128
5.38%, 06/15/24 (Call 03/15/24)(b)	215	233,137
Walt Disney Co. (The)
1.65%, 09/01/22	176	180,310
1.75%, 08/30/24 (Call 07/30/24)	952	993,907
3.00%, 09/15/22	422	444,315
3.35%, 03/24/25	1,160	1,296,532
3.70%, 09/15/24 (Call 06/15/24)	69	76,955

		31,316,161

Metal Fabricate & Hardware — 0.1%
Grinding Media Inc./Moly-Cop AltaSteel Ltd., 7.38%, 12/15/23 (Call 12/15/20)(b)	300	305,253
Hillman Group Inc. (The), 6.38%, 07/15/22 (Call 07/15/21)(b)	113	110,716
Huayi Finance I Ltd., 3.00%, 10/30/24(c)	400	410,684
MCC Holding Hong Kong Corp. Ltd., 3.50%, (Call 01/16/23)(a)(c)(e)	500	500,735
Precision Castparts Corp., 2.50%, 01/15/23 (Call 10/15/22)	666	696,996
Zhaobing Investment BVI Ltd., 5.88%, 09/18/22(c)	900	902,403

		2,926,787

Mining — 0.5%
Alcoa Nederland Holding BV, 6.75%, 09/30/24 (Call 09/30/20)(b)(d)	200	208,190
ALROSA Finance SA, 4.65%, 04/09/24 (Call 01/09/24)(c)	200	212,904

Security	Par (000)	Value

Mining (continued)
Anglo American Capital PLC
3.63%, 09/11/24(b)	$65	$68,947
3.75%, 04/10/22(b)	230	238,303
AngloGold Ashanti Holdings PLC, 5.13%, 08/01/22	240	254,750
Arconic Corp., 6.00%, 05/15/25 (Call 05/15/22)(b)	483	521,152
Barminco Finance Pty Ltd., 6.63%, 05/15/22 (Call 05/15/21)(b)	150	150,381
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22	549	568,610
3.25%, 11/21/21	40	41,379
3.85%, 09/30/23	105	115,863
Chalco Hong Kong Investment Co. Ltd., 4.88%, 09/07/21(c)	200	205,088
Chinalco Capital Holdings Ltd.
4.00%, 08/25/21(c)	200	201,502
4.10%, (Call 09/11/24)(a)(c)(e)	400	403,632
4.25%, 04/21/22(c)	200	202,336
Coeur Mining Inc., 5.88%, 06/01/24 (Call 06/01/21)	80	80,530
Compass Minerals International Inc., 4.88%, 07/15/24 (Call 05/15/24)(b)	125	128,379
Constellium SE
5.75%, 05/15/24 (Call 05/15/21)(b)	250	255,173
6.63%, 03/01/25 (Call 03/01/21)(b)	250	259,955
Corp. Nacional del Cobre de Chile
3.00%, 07/17/22(b)	600	616,800
4.50%, 08/13/23(c)	400	434,116
Ferroglobe PLC/Globe Specialty Metals Inc., 9.38%, 03/01/22 (Call 03/01/21)(b)	150	65,607
First Quantum Minerals Ltd.
6.50%, 03/01/24 (Call 09/01/20)(c)	700	686,630
7.25%, 05/15/22 (Call 08/31/20)(c)	400	399,720
7.50%, 04/01/25 (Call 04/01/21)(c)	650	656,565
FMG Resources August 2006 Pty Ltd.
4.75%, 05/15/22 (Call 02/15/22)(b)	325	340,139
5.13%, 03/15/23 (Call 12/15/22)(b)	175	186,113
5.13%, 05/15/24 (Call 02/15/24)(b)	300	325,980
Freeport-McMoRan Inc.
3.55%, 03/01/22 (Call 12/01/21)	210	218,142
3.88%, 03/15/23 (Call 12/15/22)	688	731,605
4.55%, 11/14/24 (Call 08/14/24)	400	438,816
Fresnillo PLC, 5.50%, 11/13/23(c)	600	661,044
Glencore Finance Canada Ltd.
4.25%, 10/25/22(b)	513	542,857
4.95%, 11/15/21(b)	210	219,668
Glencore Funding LLC
3.00%, 10/27/22 (Call 09/27/22)(b)	217	223,896
4.00%, 04/16/25(b)	23	25,118
4.13%, 05/30/23(b)	600	644,124
4.13%, 03/12/24 (Call 02/12/24)(b)	454	491,401
4.63%, 04/29/24(b)	490	541,298
Hudbay Minerals Inc., 7.63%, 01/15/25 (Call 01/15/21)(b)	215	217,662
Indonesia Asahan Aluminium Persero PT
4.75%, 05/15/25 (Call 04/15/25)(b)	200	220,538
5.23%, 11/15/21(c)	500	523,185
5.71%, 11/15/23(c)	400	444,312
Joseph T Ryerson & Son Inc., 11.00%, 05/15/22 (Call 05/15/21)(b)	125	129,095
Kaiser Aluminum Corp., 6.50%, 05/01/25 (Call 05/01/22)(b)	125	132,831

32

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
Kinross Gold Corp.
5.13%, 09/01/21 (Call 06/01/21)	$240	$247,810
5.95%, 03/15/24 (Call 12/15/23)	63	71,572
Minera y Metalurgica del Boleo SAPI de CV, 3.25%, 04/17/24(c)	200	213,136
Minmetals Bounteous Finance BVI Ltd., 3.38%, (Call 09/03/24)(a)(c)(e)	500	502,585
MMC Norilsk Nickel OJSC via MMC Finance DAC
3.85%, 04/08/22(c)	600	614,376
4.10%, 04/11/23(c)	400	416,544
MMC Norilsk Nickel OJSC Via MMC Finance DAC, 3.38%, 10/28/24 (Call 07/28/24)(b)	300	307,005
Mountain Province Diamonds Inc., 8.00%, 12/15/22 (Call 12/15/20)(b)	110	65,506
New Gold Inc., 6.38%, 05/15/25 (Call 05/15/21)(b)	130	135,021
Newmont Corp.
3.50%, 03/15/22 (Call 12/15/21)	20	20,703
3.70%, 03/15/23 (Call 12/15/22)	55	58,296
Petropavlovsk 2016 Ltd., 8.13%, 11/14/22 (Call 08/14/22)(c)	400	419,212
Polyus Finance PLC, 5.25%, 02/07/23(c)	200	214,872
Rio Tinto Finance USA Ltd., 3.75%, 06/15/25 (Call 03/15/25)	215	245,066
Rusal Capital DAC, 5.13%, 02/02/22(c)	400	404,500
Southern Copper Corp., 3.50%, 11/08/22	200	210,740
Taseko Mines Ltd., 8.75%, 06/15/22 (Call 06/15/21)(b)	85	76,321
Vedanta Resources Ltd.
6.13%, 08/09/24 (Call 08/09/21)(c)	400	260,940
7.13%, 05/31/23(c)	600	407,340
Volcan Cia Minera SAA, 5.38%, 02/02/22(c)	200	193,398

		19,319,279

Multi-National — 0.0%
Black Sea Trade & Development Bank, 3.50%, 06/25/24(c)	200	208,942

Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
4.13%, 05/01/25 (Call 05/01/22)	195	206,292
5.50%, 12/01/24 (Call 06/01/24)	250	280,970
Pitney Bowes Inc.
4.63%, 03/15/24 (Call 12/15/23)(d)	125	105,233
5.13%, 05/15/22 (Call 04/15/22)	48	44,061
5.70%, 04/01/23 (Call 03/01/23)	113	99,795
Xerox Corp.
3.80%, 05/15/24	100	101,264
4.07%, 03/17/22	135	138,187
4.13%, 03/15/23 (Call 02/15/23)	400	412,048

		1,387,850

Oil & Gas — 2.2%
Aker BP ASA
4.75%, 06/15/24 (Call 06/15/21)(b)	265	266,537
5.88%, 03/31/25 (Call 03/31/21)(b)	150	157,553
6.00%, 07/01/22 (Call 07/01/21)(b)	150	152,897
Antero Resources Corp.
5.00%, 03/01/25 (Call 03/01/21)(d)	175	110,929
5.13%, 12/01/22 (Call 08/31/20)	300	239,802
5.38%, 11/01/21 (Call 11/01/20)(d)	300	287,250
5.63%, 06/01/23 (Call 06/01/21)(d)	295	211,609
Apache Corp.
2.63%, 01/15/23 (Call 10/15/22)	100	96,277
3.25%, 04/15/22 (Call 01/15/22)	210	211,180

Security	Par (000)	Value

Oil & Gas (continued)
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.00%, 04/01/22 (Call 04/01/21)(b)	$359	$296,936
Athabasca Oil Corp., 9.88%, 02/24/22 (Call 02/24/21)(b)	125	49,911
Baytex Energy Corp., 5.63%, 06/01/24 (Call 06/01/21)(b)	150	91,746
BG Energy Capital PLC, 4.00%, 10/15/21(b)	200	207,508
Bharat Petroleum Corp. Ltd., 4.38%, 01/24/22(c)	400	411,772
BP Capital Markets America Inc.
2.11%, 09/16/21 (Call 08/16/21)	301	306,358
2.52%, 09/19/22 (Call 08/19/22)	161	167,403
2.75%, 05/10/23	884	937,703
2.94%, 04/06/23	121	128,415
3.19%, 04/06/25 (Call 03/06/25)	1,145	1,256,729
3.22%, 11/28/23 (Call 09/28/23)	69	74,436
3.22%, 04/14/24 (Call 02/14/24)	345	373,111
3.25%, 05/06/22	716	750,404
3.79%, 02/06/24 (Call 01/06/24)	554	609,151
BP Capital Markets PLC
2.50%, 11/06/22	355	370,620
3.06%, 03/17/22	528	550,514
3.25%, 05/06/22	353	369,880
3.51%, 03/17/25	55	61,305
3.56%, 11/01/21	686	712,864
3.81%, 02/10/24	415	458,247
3.99%, 09/26/23	543	598,842
California Resources Corp., 8.00%, 12/15/22 (Call 12/15/20)(b)(j)	84	1,797
Callon Petroleum Co.
6.13%, 10/01/24 (Call 10/01/20)	200	60,870
6.25%, 04/15/23 (Call 04/15/21)	225	74,392
Calumet Specialty Products Partners LP/Calumet Finance Corp.
7.63%, 01/15/22 (Call 01/15/21)	125	126,388
7.75%, 04/15/23 (Call 04/15/21)	150	139,473
11.00%, 04/15/25 (Call 10/15/21)(b)	200	194,814
Canadian Natural Resources Ltd.
2.95%, 01/15/23 (Call 12/15/22)	735	764,238
3.45%, 11/15/21 (Call 08/15/21)	235	240,699
3.80%, 04/15/24 (Call 01/15/24)	184	197,857
3.90%, 02/01/25 (Call 11/01/24)	74	80,568
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	155	156,358
3.80%, 09/15/23 (Call 06/15/23)	175	175,334
5.38%, 07/15/25 (Call 04/15/25)	60	60,098
Chaparral Energy Inc., 8.75%, 07/15/23 (Call 07/15/21)(b)	50	4,000
Chesapeake Energy Corp., 11.50%, 01/01/25 (Call 01/01/22)(b)(j)	479	44,787
Chevron Corp.
1.14%, 05/11/23	769	785,680
1.55%, 05/11/25 (Call 04/11/25)	1,551	1,615,304
2.36%, 12/05/22 (Call 09/05/22)	903	939,860
2.41%, 03/03/22 (Call 01/03/22)	363	373,712
2.50%, 03/03/22 (Call 02/03/22)	227	234,368
2.57%, 05/16/23 (Call 03/16/23)	213	225,247
2.90%, 03/03/24 (Call 01/03/24)	415	447,951
3.19%, 06/24/23 (Call 03/24/23)	773	830,712
Cimarex Energy Co., 4.38%, 06/01/24 (Call 03/01/24)	320	341,168
CNOOC Curtis Funding No. 1 Pty Ltd., 4.50%, 10/03/23(c)	200	220,744
CNOOC Finance 2012 Ltd., 3.88%, 05/02/22(b)	700	733,341
CNOOC Finance 2013 Ltd., 3.00%, 05/09/23	2,085	2,191,960
CNOOC Finance 2014 ULC, 4.25%, 04/30/24	200	222,120

33

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
CNOOC Finance 2015 USA LLC, 3.50%, 05/05/25	$800	$882,192
CNPC General Capital Ltd., 3.40%, 04/16/23(c)	200	212,066
CNX Resources Corp., 5.88%, 04/15/22 (Call 08/31/20)	167	166,001
Comstock Resources Inc., 7.50%, 05/15/25 (Call 05/15/21)(b)	250	237,125
Concho Resources Inc., 4.38%, 01/15/25 (Call 01/15/21)	100	103,462
ConocoPhillips Co., 3.35%, 11/15/24 (Call 08/15/24)	70	77,746
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)	330	319,450
4.50%, 04/15/23 (Call 01/15/23)	630	630,082
5.00%, 09/15/22 (Call 08/31/20)	419	418,878
CVR Energy Inc., 5.25%, 02/15/25 (Call 02/15/22)(b)	215	196,955
Denbury Resources Inc., 9.25%, 03/31/22 (Call 03/31/21)(b)(d)	114	48,312
Diamondback Energy Inc., 2.88%, 12/01/24 (Call 11/01/24)	425	431,842
Dolphin Energy Ltd. LLC, 5.50%, 12/15/21(b)	200	210,058
Ecopetrol SA
4.13%, 01/16/25	465	486,669
5.88%, 09/18/23	704	776,259
Endeavor Energy Resources LP/EER Finance Inc., 6.63%, 07/15/25 (Call 07/15/22)(b)	125	131,361
Energy Ventures Gom LLC/EnVen Finance Corp., 11.00%, 02/15/23 (Call 02/15/21)(b)	110	92,600
Eni SpA, Series X-R, 4.00%, 09/12/23(b)	595	644,337
Ensign Drilling Inc., 9.25%, 04/15/24 (Call 04/15/21)(b)	225	90,142
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)	531	558,224
3.15%, 04/01/25 (Call 01/01/25)	23	25,392
EQT Corp.
3.00%, 10/01/22 (Call 09/01/22)	374	371,494
4.88%, 11/15/21	143	144,830
7.88%, 02/01/25 (Call 01/01/25)	400	439,308
Equinor ASA
2.45%, 01/17/23	682	714,436
2.65%, 01/15/24	454	485,526
2.75%, 11/10/21	360	370,829
2.88%, 04/06/25 (Call 03/06/25)	1,287	1,408,274
3.15%, 01/23/22	776	807,187
3.25%, 11/10/24	80	88,754
3.70%, 03/01/24	506	561,225
Exxon Mobil Corp.
1.57%, 04/15/23	267	275,229
1.90%, 08/16/22	252	260,036
2.02%, 08/16/24 (Call 07/16/24)	966	1,017,642
2.40%, 03/06/22 (Call 01/06/22)	593	610,517
2.71%, 03/06/25 (Call 12/06/24)	535	580,823
2.73%, 03/01/23 (Call 01/01/23)	922	974,738
2.99%, 03/19/25 (Call 02/19/25)	942	1,036,841
3.18%, 03/15/24 (Call 12/15/23)	263	285,686
Foothills Resource Inc., 11.50%, 04/01/23	100	126
Gazprom Neft OAO Via GPN Capital SA, 6.00%, 11/27/23(c)	400	445,644
Gazprom PJSC Via Gaz Capital SA, 4.95%, 07/19/22(c)	600	633,210
Great Western Petroleum LLC/Great Western Finance Corp., 9.00%, 09/30/21 (Call 09/30/20)(b)	105	59,792
GS Caltex Corp., 3.00%, 06/04/24(c)	400	422,204
Gulfport Energy Corp.
6.00%, 10/15/24 (Call 10/15/20)	200	105,086
6.63%, 05/01/23 (Call 05/01/21)	100	59,309

Security	Par (000)	Value

Oil & Gas (continued)
Harvest Operations Corp., 4.20%, 06/01/23 (Call 05/01/23)(c)	$200	$217,772
Helmerich & Payne Inc., 4.65%, 03/15/25 (Call 12/15/24)	73	79,442
Hess Corp., 3.50%, 07/15/24 (Call 04/15/24)	50	51,132
HighPoint Operating Corp., 7.00%, 10/15/22 (Call 10/15/20)	125	31,456
Hilcorp Energy I LP/Hilcorp Finance Co., 5.00%, 12/01/24 (Call 06/01/21)(b)	200	190,242
Husky Energy Inc.
3.95%, 04/15/22 (Call 01/15/22)	30	30,852
4.00%, 04/15/24 (Call 01/15/24)	383	402,380
Indian Oil Corp. Ltd., 4.75%, 01/16/24(c)	600	641,856
Ithaca Energy North Sea PLC, 9.38%, 07/15/24 (Call 07/15/21)(b)	200	176,396
KazMunayGas National Co. JSC
3.88%, 04/19/22(c)	400	412,676
4.40%, 04/30/23(c)	210	221,609
4.75%, 04/24/25(c)	200	220,788
Korea National Oil Corp., 2.00%, 10/24/21(b)(d)	200	203,138
Laredo Petroleum Inc., 9.50%, 01/15/25 (Call 01/15/22)	205	148,545
Lonestar Resources America Inc., 11.25%, 01/01/23 (Call 01/01/21)(b)	75	10,363
Lukoil International Finance BV
4.56%, 04/24/23(c)	600	637,536
6.66%, 06/07/22(c)	300	326,412
Marathon Oil Corp.
2.80%, 11/01/22 (Call 08/01/22)	513	519,053
3.85%, 06/01/25 (Call 03/01/25)	7	7,141
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	324	348,481
4.50%, 05/01/23 (Call 04/01/23)	963	1,043,979
4.70%, 05/01/25 (Call 04/01/25)	379	430,301
4.75%, 12/15/23 (Call 10/15/23)	307	338,882
5.38%, 10/01/22 (Call 10/01/20)	188	189,555
Medco Platinum Road Pte Ltd., 6.75%, 01/30/25 (Call 01/30/22)(c)	200	195,040
MEG Energy Corp.
6.50%, 01/15/25 (Call 01/15/21)(b)	175	172,016
7.00%, 03/31/24 (Call 09/30/20)(b)	235	223,795
Montage Resources Corp., 8.88%, 07/15/23 (Call 07/15/21)	182	149,133
Murphy Oil Corp.
4.00%, 06/01/22 (Call 03/01/22)	100	98,283
4.95%, 12/01/22 (Call 09/01/22)	200	196,536
6.88%, 08/15/24 (Call 08/15/20)	238	238,633
Nabors Industries Inc.
5.10%, 09/15/23 (Call 06/15/23)(d)	125	66,383
5.75%, 02/01/25 (Call 11/01/24)	200	77,432
Neptune Energy Bondco PLC, 6.63%, 05/15/25 (Call 05/15/21)(b)	300	264,027
Newfield Exploration Co.
5.63%, 07/01/24	199	198,632
5.75%, 01/30/22	394	399,989
Noble Energy Inc., 3.90%, 11/15/24 (Call 08/15/24)	108	120,202
Oasis Petroleum Inc.
6.88%, 03/15/22 (Call 08/31/20)	317	58,629
6.88%, 01/15/23 (Call 08/31/20)(d)	150	28,838
Occidental Petroleum Corp.
2.60%, 08/13/21	263	260,854
2.60%, 04/15/22 (Call 03/15/22)	176	169,395

34

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
2.70%, 08/15/22	$729	$705,147
2.70%, 02/15/23 (Call 08/15/22)	394	378,465
2.90%, 08/15/24 (Call 06/15/24)	1,084	1,020,109
3.13%, 02/15/22 (Call 11/15/21)	415	408,617
3.45%, 07/15/24 (Call 04/15/24)	75	68,957
3.50%, 06/15/25 (Call 03/15/25)	250	236,480
6.95%, 07/01/24	353	369,129
8.00%, 07/15/25 (Call 04/15/25)	190	207,942
Oil India Ltd., 5.38%, 04/17/24(c)	400	434,344
ONGC Videsh Ltd., 3.75%, 05/07/23(c)	200	207,116
ONGC Videsh Vankorneft Pte Ltd., 2.88%, 01/27/22(c)	400	403,024
Ovintiv Inc., 3.90%, 11/15/21 (Call 08/15/21)	25	25,050
Pacific Drilling SA, 8.38%, 10/01/23 (Call 09/01/20)(b)	190	46,337
Pacific Drilling SA (12.00% PIK), 11.00%, 04/01/24 (Call 08/31/20)(b)(h)	84	661
Parsley Energy LLC/Parsley Finance Corp., 5.38%, 01/15/25 (Call 01/15/21)(b)	260	267,150
PBF Holding Co. LLC/PBF Finance Corp.
7.25%, 06/15/25 (Call 06/15/21)	275	248,834
9.25%, 05/15/25 (Call 05/15/22)(b)	395	441,835
PDC Energy Inc., 6.13%, 09/15/24 (Call 09/15/20)	150	151,470
Pertamina Persero PT
4.30%, 05/20/23(c)	400	428,156
4.88%, 05/03/22(c)	600	637,152
Petrobras Global Finance BV
4.38%, 05/20/23	700	724,038
5.30%, 01/27/25	800	865,104
6.13%, 01/17/22	75	79,078
6.25%, 03/17/24	843	925,521
Petroleos Mexicanos
3.50%, 01/30/23	500	484,050
4.25%, 01/15/25	300	282,381
4.63%, 09/21/23	740	727,945
4.88%, 01/18/24	400	391,100
Petronas Capital Ltd.
3.13%, 03/18/22(c)	700	721,784
3.50%, 03/18/25(c)	500	548,900
7.88%, 05/22/22(b)	100	111,883
Phillips 66
3.70%, 04/06/23	103	110,615
3.85%, 04/09/25 (Call 03/09/25)	289	323,738
4.30%, 04/01/22	939	995,725
Precision Drilling Corp.
5.25%, 11/15/24 (Call 05/15/21)	125	87,751
7.75%, 12/15/23 (Call 12/15/20)	125	94,016
QEP Resources Inc.
5.25%, 05/01/23 (Call 02/01/23)	225	155,457
5.38%, 10/01/22 (Call 07/01/22)	200	159,978
Range Resources Corp.
4.88%, 05/15/25 (Call 02/15/25)(d)	315	263,428
5.00%, 08/15/22 (Call 05/15/22)	175	168,600
5.00%, 03/15/23 (Call 12/15/22)	250	232,120
Reliance Holding USA Inc., 5.40%, 02/14/22(c)	250	264,465
Reliance Industries Ltd., 4.13%, 01/28/25(c)	400	438,956
Rosneft Oil Co. Via Rosneft International Finance DAC, 4.20%, 03/06/22(c)	800	825,552
Saka Energi Indonesia PT, 4.45%, 05/05/24(c)	400	378,568
Saudi Arabian Oil Co.
2.75%, 04/16/22(c)	800	822,096
2.88%, 04/16/24(c)	800	843,184

Security	Par (000)	Value

Oil & Gas (continued)
Seven Generations Energy Ltd.
6.75%, 05/01/23 (Call 05/01/21)(b)	$150	$152,993
6.88%, 06/30/23 (Call 06/30/21)(b)	200	200,342
Shelf Drilling Holdings Ltd., 8.25%, 02/15/25 (Call 02/15/21)(c)	250	94,620
Shell International Finance BV
1.75%, 09/12/21	620	629,715
2.00%, 11/07/24 (Call 10/07/24)	520	548,662
2.25%, 01/06/23	673	702,033
2.38%, 08/21/22	622	647,179
2.38%, 04/06/25 (Call 03/06/25)	1,091	1,171,265
3.25%, 05/11/25	635	710,209
3.40%, 08/12/23	311	337,908
3.50%, 11/13/23 (Call 10/13/23)	376	411,336
Sinopec Capital 2013 Ltd., 3.13%, 04/24/23(c)	400	419,980
Sinopec Group Overseas Development 2013 Ltd., 4.38%, 10/17/23(c)	400	440,076
Sinopec Group Overseas Development 2014 Ltd., 4.38%, 04/10/24(c)	200	222,584
Sinopec Group Overseas Development 2016 Ltd., 2.00%, 09/29/21(c)(d)	200	202,136
Sinopec Group Overseas Development 2017 Ltd.
2.50%, 09/13/22(c)	800	823,792
3.00%, 04/12/22(c)	700	722,512
Sinopec Group Overseas Development 2018 Ltd.
2.50%, 08/08/24 (Call 07/08/24)(c)	600	629,268
2.50%, 11/12/24 (Call 10/12/24)(c)	1,400	1,472,730
3.75%, 09/12/23(c)	600	647,268
SM Energy Co., 10.00%, 01/15/25 (Call 06/17/22)(b)	408	402,900
Southwestern Energy Co.
4.10%, 03/15/22 (Call 12/15/21)	75	72,889
6.45%, 01/23/25 (Call 10/23/24)	385	357,892
Suncor Energy Inc.
2.80%, 05/15/23	1,400	1,473,332
3.60%, 12/01/24 (Call 09/01/24)	605	663,830
Suncor Energy Ventures Corp., 4.50%, 04/01/22 (Call 01/01/22)(b)(d)	100	101,489
Sunoco LP/Sunoco Finance Corp., 4.88%, 01/15/23 (Call 01/15/21)	425	431,736
Tecpetrol SA, 4.88%, 12/12/22 (Call 12/12/20)(c)(d)	330	320,833
Teine Energy Ltd., 6.88%, 09/30/22 (Call 09/30/20)(b)(d)	125	123,429
Total Capital Canada Ltd., 2.75%, 07/15/23	450	480,451
Total Capital International SA
2.43%, 01/10/25 (Call 10/10/24)	71	76,046
2.70%, 01/25/23	547	577,030
2.88%, 02/17/22	924	959,260
3.70%, 01/15/24	687	759,224
3.75%, 04/10/24	363	403,867
Transocean Guardian Ltd., 5.88%, 01/15/24 (Call 07/15/21)(b)	195	172,690
Transocean Inc.
5.80%, 10/15/22 (Call 07/15/22)	75	32,462
8.38%, 12/15/21(d)	100	68,704
Transocean Sentry Ltd., 5.38%, 05/15/23 (Call 05/16/21)(b)	160	140,282
Tullow Oil PLC
6.25%, 04/15/22 (Call 08/11/20)(b)	400	268,872
7.00%, 03/01/25 (Call 03/01/21)(c)	200	120,048
Tupras Turkiye Petrol Rafinerileri AS, 4.50%, 10/18/24 (Call 07/18/24)(c)	400	371,212

35

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Valero Energy Corp.
2.70%, 04/15/23	$102	$106,332
2.85%, 04/15/25 (Call 03/15/25)	1,076	1,143,670
Vantage Drilling International, 9.25%, 11/15/23 (Call 05/15/21)(b)	125	80,000
Vermilion Energy Inc., 5.63%, 03/15/25 (Call 03/15/21)(b)	70	58,842
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp.
8.75%, 04/15/23 (Call 10/15/20)(b)	125	72,505
9.75%, 04/15/23 (Call 10/15/20)(b)(d)	100	58,726
Whiting Petroleum Corp., 6.25%, 04/01/23 (Call 01/01/23)	150	27,000
Woodside Finance Ltd., 3.65%, 03/05/25 (Call 12/05/24)(b)	180	190,409
WPX Energy Inc.
5.25%, 09/15/24 (Call 06/15/24)	275	283,324
8.25%, 08/01/23 (Call 06/01/23)	125	140,006
YPF SA
8.50%, 07/28/25(c)	200	166,064
8.75%, 04/04/24(c)	851	760,096

		92,061,500

Oil & Gas Services — 0.1%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., 2.77%, 12/15/22 (Call 11/15/22)	950	994,213
Basic Energy Services Inc., 10.75%, 10/15/23 (Call 10/15/20)(b)	125	16,536
CGG Holding U.S. Inc., 9.00%, 05/01/23 (Call 05/01/21)(b)(d)	200	204,182
COSL Finance BVI Ltd., 3.25%, 09/06/22(b)	450	465,075
CSI Compressco LP/CSI Compressco Finance Inc., 7.50%, 04/01/25 (Call 04/01/21)(b)	50	42,587
Exterran Energy Solutions LP/EES Finance Corp., 8.13%, 05/01/25 (Call 05/01/21)	25	21,137
FTS International Inc., 6.25%, 05/01/22 (Call 08/31/20)(d)	125	35,281
Halliburton Co., 3.50%, 08/01/23 (Call 05/01/23)	655	696,861
National Oilwell Varco Inc., 2.60%, 12/01/22 (Call 09/01/22)	206	211,484
Nine Energy Service Inc., 8.75%, 11/01/23 (Call 11/01/20)(b)	156	71,515
Oceaneering International Inc., 4.65%, 11/15/24 (Call 09/30/24)	175	117,273
Schlumberger Finance Canada Ltd., 2.65%, 11/20/22 (Call 10/20/22)(b)	372	386,374
Schlumberger Holdings Corp., 3.75%, 05/01/24 (Call 04/01/24)(b)	481	522,871
Schlumberger Investment SA
2.40%, 08/01/22 (Call 05/01/22)(b)	173	177,728
3.65%, 12/01/23 (Call 09/01/23)	405	439,129
SESI LLC, 7.13%, 12/15/21 (Call 08/31/20)(b)	237	94,639
TechnipFMC PLC, 3.45%, 10/01/22 (Call 07/01/22)	25	25,504
Transocean Phoenix 2 Ltd., 7.75%, 10/15/24 (Call 10/15/20)(b)(d)	132	125,308
Transocean Proteus Ltd., 6.25%, 12/01/24 (Call 12/01/20)(b)	130	121,320
Weatherford International Ltd., 11.00%, 12/01/24 (Call 12/01/21)(b)	700	508,130

		5,277,147

Packaging & Containers — 0.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
5.25%, 04/30/25 (Call 04/30/22)(b)	400	424,544
6.00%, 02/15/25 (Call 02/15/21)(b)	200	208,968

Security	Par (000)	Value

Packaging & Containers (continued)
Ball Corp.
4.00%, 11/15/23	$360	$383,760
5.00%, 03/15/22	330	347,500
5.25%, 07/01/25	200	228,048
Berry Global Inc.
5.13%, 07/15/23 (Call 07/15/21)	250	253,535
6.00%, 10/15/22 (Call 10/15/20)	68	68,353
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 01/15/23	345	364,065
Flex Acquisition Co. Inc., 6.88%, 01/15/25 (Call 01/15/21)(b)	225	228,922
Graphic Packaging International LLC
4.13%, 08/15/24 (Call 05/15/24)	110	115,994
4.75%, 04/15/21 (Call 01/15/21)	100	101,056
4.88%, 11/15/22 (Call 08/15/22)	150	156,342
Mauser Packaging Solutions Holding Co.
5.50%, 04/15/24 (Call 04/15/21)(b)	500	509,860
7.25%, 04/15/25 (Call 04/15/21)(b)	525	503,905
OI European Group BV, 4.00%, 03/15/23 (Call 12/15/22)(b)	110	110,850
Owens-Brockway Glass Container Inc.
5.00%, 01/15/22(b)	28	28,424
5.38%, 01/15/25(b)	100	102,661
5.88%, 08/15/23(b)	245	258,598
Packaging Corp. of America
3.65%, 09/15/24 (Call 06/15/24)	127	139,059
4.50%, 11/01/23 (Call 08/01/23)	262	290,304
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.13%, 07/15/23 (Call 07/15/21)(b)	565	574,209
7.00%, 07/15/24 (Call 07/15/21)(b)	275	282,213
Sealed Air Corp.
4.88%, 12/01/22 (Call 09/01/22)(b)	150	158,096
5.13%, 12/01/24 (Call 09/01/24)(b)	175	190,439
5.25%, 04/01/23 (Call 01/01/23)(b)	175	186,741
Silgan Holdings Inc., 4.75%, 03/15/25 (Call 03/15/21)	100	101,936
Trident TPI Holdings Inc., 9.25%, 08/01/24 (Call 08/01/21)(b)	135	143,390
WestRock RKT LLC
4.00%, 03/01/23 (Call 12/01/22)	334	356,942
4.90%, 03/01/22	73	77,685
WRKCo Inc.
3.00%, 09/15/24 (Call 07/15/24)	59	63,055
3.75%, 03/15/25 (Call 01/15/25)	308	343,623

		7,303,077

Pharmaceuticals — 1.6%
AbbVie Inc.
2.15%, 11/19/21(b)	781	797,104
2.30%, 11/21/22(b)	897	930,593
2.60%, 11/21/24 (Call 10/21/24)(b)	1,252	1,338,701
2.85%, 05/14/23 (Call 03/14/23)	627	662,877
2.90%, 11/06/22	978	1,028,788
3.20%, 11/06/22 (Call 09/06/22)	281	296,146
3.25%, 10/01/22 (Call 07/01/22)(b)	391	410,104
3.38%, 11/14/21	488	506,212
3.45%, 03/15/22 (Call 01/15/22)(b)	1,725	1,794,776
3.60%, 05/14/25 (Call 02/14/25)	1,209	1,352,375
3.75%, 11/14/23 (Call 10/14/23)	767	841,614
3.80%, 03/15/25 (Call 12/15/24)(b)	1,089	1,221,096
3.85%, 06/15/24 (Call 03/15/24)(b)	295	326,441

36

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
5.00%, 12/15/21 (Call 09/16/21)(b)	$360	$377,352
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)	45	49,671
3.40%, 05/15/24 (Call 02/15/24)	359	389,910
AstraZeneca PLC
2.38%, 06/12/22 (Call 05/12/22)	838	867,028
3.50%, 08/17/23 (Call 07/17/23)	482	524,320
Bausch Health Companies Inc.
5.50%, 03/01/23 (Call 08/31/20)(b)	119	119,033
5.88%, 05/15/23 (Call 08/31/20)(b)(d)	94	94,039
6.13%, 04/15/25 (Call 04/15/21)(b)	1,250	1,291,500
7.00%, 03/15/24 (Call 03/15/21)(b)	625	653,919
Bayer U.S. Finance II LLC
3.38%, 07/15/24 (Call 04/15/24)(b)	725	785,740
3.88%, 12/15/23 (Call 11/15/23)(b)	665	727,882
Bayer U.S. Finance LLC, 3.38%, 10/08/24(b)	260	284,484
Becton Dickinson and Co.
2.89%, 06/06/22 (Call 05/06/22)	1,386	1,438,668
3.13%, 11/08/21	419	432,458
3.36%, 06/06/24 (Call 04/06/24)	1,210	1,316,056
3.73%, 12/15/24 (Call 09/15/24)	60	66,741
Bristol-Myers Squibb Co.
2.00%, 08/01/22	268	276,514
2.25%, 08/15/21	360	367,232
2.60%, 05/16/22	299	310,930
2.75%, 02/15/23 (Call 01/15/23)	266	281,250
2.90%, 07/26/24 (Call 06/26/24)	1,720	1,870,500
3.25%, 08/15/22	443	468,566
3.25%, 02/20/23 (Call 01/20/23)	482	515,653
3.25%, 11/01/23	113	123,347
3.55%, 08/15/22	353	375,652
3.63%, 05/15/24 (Call 02/15/24)	57	63,065
4.00%, 08/15/23	50	55,317
7.15%, 06/15/23	20	23,707
Cardinal Health Inc.
2.62%, 06/15/22 (Call 05/15/22)	676	698,896
3.08%, 06/15/24 (Call 04/15/24)	632	680,696
3.20%, 03/15/23	83	88,229
3.50%, 11/15/24 (Call 08/15/24)	62	67,951
Cigna Corp.
3.00%, 07/15/23 (Call 05/16/23)	505	539,249
3.05%, 11/30/22 (Call 10/31/22)	584	616,225
3.40%, 09/17/21	530	547,077
3.50%, 06/15/24 (Call 03/17/24)	310	339,993
3.75%, 07/15/23 (Call 06/15/23)	732	797,148
3.90%, 02/15/22	186	195,492
CVS Health Corp.
2.63%, 08/15/24 (Call 07/15/24)	384	412,297
2.75%, 12/01/22 (Call 09/01/22)	755	790,477
3.38%, 08/12/24 (Call 05/12/24)	215	235,126
3.50%, 07/20/22 (Call 05/20/22)	851	896,758
3.70%, 03/09/23 (Call 02/09/23)	2,022	2,175,530
3.88%, 07/20/25 (Call 04/20/25)	1,000	1,133,900
4.00%, 12/05/23 (Call 09/05/23)	779	858,458
4.10%, 03/25/25 (Call 01/25/25)	1,990	2,266,152
4.75%, 12/01/22 (Call 09/01/22)	630	683,878
Elanco Animal Health Inc.
4.66%, 08/27/21	175	182,035
5.02%, 08/28/23 (Call 07/28/23)	290	322,318
Eli Lilly & Co., 2.35%, 05/15/22	354	366,900

Security	Par (000)	Value

Pharmaceuticals (continued)
EMD Finance LLC
2.95%, 03/19/22 (Call 01/19/22)(b)	$400	$412,932
3.25%, 03/19/25 (Call 12/19/24)(b)	1,046	1,149,345
Endo Dac/Endo Finance LLC/Endo Finco Inc.
5.88%, 10/15/24 (Call 04/15/21)(b)(d)	200	198,962
6.00%, 06/30/28 (Call 06/30/23)(b)	449	342,591
9.50%, 07/31/27 (Call 07/31/23)(b)	332	358,457
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	562	597,698
3.38%, 05/15/23	880	952,195
3.63%, 05/15/25	10	11,405
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	790	824,333
2.88%, 06/01/22 (Call 05/01/22)	598	624,545
3.00%, 06/01/24 (Call 05/01/24)	612	666,970
Johnson & Johnson
2.05%, 03/01/23 (Call 01/01/23)	680	709,791
2.25%, 03/03/22 (Call 02/03/22)	389	401,016
2.45%, 12/05/21	40	41,153
2.63%, 01/15/25 (Call 11/15/24)	106	115,535
3.38%, 12/05/23	48	52,866
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.63%, 10/15/23 (Call 10/15/20)(b)	175	28,089
5.75%, 08/01/22 (Call 08/01/20)(b)	175	30,210
McKesson Corp.
2.70%, 12/15/22 (Call 09/15/22)	411	428,792
2.85%, 03/15/23 (Call 12/15/22)	308	323,114
3.80%, 03/15/24 (Call 12/15/23)	424	467,965
Merck & Co. Inc.
2.35%, 02/10/22	529	545,600
2.40%, 09/15/22 (Call 06/15/22)	241	250,729
2.75%, 02/10/25 (Call 11/10/24)	227	248,156
2.80%, 05/18/23	1,060	1,131,550
2.90%, 03/07/24 (Call 02/07/24)	497	538,410
Mylan Inc.
3.13%, 01/15/23(b)	184	194,462
4.20%, 11/29/23 (Call 08/29/23)	315	346,273
Novartis Capital Corp.
2.40%, 05/17/22 (Call 04/17/22)	1,051	1,088,752
2.40%, 09/21/22	287	299,866
3.40%, 05/06/24	926	1,026,601
Owens & Minor Inc., 4.38%, 12/15/24 (Call 09/15/24)(d)	100	94,301
Pfizer Inc.
0.80%, 05/28/25 (Call 04/28/25)	726	737,391
2.20%, 12/15/21	516	529,953
2.80%, 03/11/22	390	405,963
2.95%, 03/15/24 (Call 02/15/24)	554	602,885
3.00%, 09/15/21	322	332,111
3.00%, 06/15/23	741	795,545
3.20%, 09/15/23 (Call 08/15/23)	596	646,583
3.40%, 05/15/24	433	480,336
5.80%, 08/12/23	67	77,510
Sanofi, 3.38%, 06/19/23 (Call 05/19/23)	459	498,130
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/21 (Call 08/23/21)	1,364	1,391,444
2.88%, 09/23/23 (Call 07/23/23)	989	1,053,137
Takeda Pharmaceutical Co. Ltd., 4.40%, 11/26/23 (Call 10/26/23)	785	877,850
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/22	208	205,876

37

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Series 2, 3.65%, 11/10/21	$233	$234,309
Teva Pharmaceutical Finance IV BV, 3.65%, 11/10/21	250	251,575
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 07/21/23	976	947,667
6.00%, 04/15/24 (Call 01/15/24)	400	422,760
7.13%, 01/31/25 (Call 10/31/24)(b)	350	381,672
Upjohn Inc.
1.13%, 06/22/22(b)	69	69,598
1.65%, 06/22/25 (Call 05/22/25)(b)	104	107,046
Wyeth LLC, 6.45%, 02/01/24	43	51,769
Zoetis Inc.
3.25%, 08/20/21	99	101,814
3.25%, 02/01/23 (Call 11/01/22)	638	676,101

		66,933,835

Pipelines — 0.8%
American Midstream Partners LP/American Midstream Finance Corp., 9.50%, 12/15/21 (Call 12/15/20)(b)	150	139,491
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, 09/15/24 (Call 09/15/20)	285	258,794
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.13%, 11/15/22 (Call 11/15/20)(b)	291	288,765
Boardwalk Pipelines LP
3.38%, 02/01/23 (Call 11/01/22)	116	117,924
4.95%, 12/15/24 (Call 09/15/24)	319	347,850
Buckeye Partners LP
4.13%, 03/01/25 (Call 02/01/25)(b)	185	186,045
4.15%, 07/01/23 (Call 04/01/23)	175	178,106
4.35%, 10/15/24 (Call 07/15/24)	175	175,270
6.38%, 01/22/78 (Call 01/22/23)(a)	100	71,000
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 (Call 10/02/24)	500	570,580
7.00%, 06/30/24 (Call 01/01/24)	430	496,263
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.75%, 04/01/25 (Call 04/01/21)	200	190,864
6.25%, 04/01/23 (Call 04/01/21)	275	266,225
DCP Midstream Operating LP
3.88%, 03/15/23 (Call 12/15/22)	162	162,502
4.75%, 09/30/21 (Call 06/30/21)(b)	200	203,296
4.95%, 04/01/22 (Call 01/01/22)	125	127,321
5.38%, 07/15/25 (Call 04/15/25)	300	316,296
5.85%, 05/21/43 (Call 05/21/23)(a)(b)(d)	178	136,451
Delek Logistics Partners LP/Delek Logistics Finance Corp., 6.75%, 05/15/25 (Call 05/15/21)	50	44,455
Enable Midstream Partners LP, 3.90%, 05/15/24 (Call 02/15/24)	184	180,486
Enbridge Inc.
2.50%, 01/15/25 (Call 12/15/24)	607	639,584
2.90%, 07/15/22 (Call 06/15/22)	305	317,054
3.50%, 06/10/24 (Call 03/10/24)	280	303,568
4.00%, 10/01/23 (Call 07/01/23)	435	473,998
Energy Transfer Operating LP
2.90%, 05/15/25 (Call 04/15/25)	421	425,517
3.60%, 02/01/23 (Call 11/01/22)	258	265,583
4.05%, 03/15/25 (Call 12/15/24)	560	591,948
4.25%, 03/15/23 (Call 12/15/22)	530	553,940
4.50%, 04/15/24 (Call 03/15/24)	305	324,831
4.90%, 02/01/24 (Call 11/01/23)	238	255,017
5.20%, 02/01/22 (Call 11/01/21)	665	691,859
5.88%, 01/15/24 (Call 10/15/23)	339	372,808

Security	Par (000)	Value

Pipelines (continued)
Series 5Y, 4.20%, 09/15/23 (Call 08/15/23)	$375	$395,764
Energy Transfer Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23 (Call 08/01/23)	35	37,234
5.00%, 10/01/22 (Call 07/01/22)	43	45,401
5.88%, 03/01/22 (Call 12/01/21)	559	587,174
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)(d)	295	236,289
4.40%, 04/01/24 (Call 01/01/24)	200	172,020
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)	780	829,343
3.50%, 02/01/22	534	556,839
3.75%, 02/15/25 (Call 11/15/24)	33	36,816
3.90%, 02/15/24 (Call 11/15/23)	198	217,964
4.05%, 02/15/22	348	366,166
Series D, 4.88%, 08/16/77 (Call 08/16/22)(a)	330	291,030
EQM Midstream Partners LP
4.00%, 08/01/24 (Call 05/01/24)	175	174,461
4.75%, 07/15/23 (Call 06/15/23)	476	483,283
6.00%, 07/01/25 (Call 04/01/25)(b)	280	295,977
Genesis Energy LP/Genesis Energy Finance Corp.
5.63%, 06/15/24 (Call 06/15/21)	150	139,422
6.00%, 05/15/23 (Call 05/15/21)	140	133,645
Global Partners LP/GLP Finance Corp., 7.00%, 06/15/23 (Call 06/15/21)	125	123,029
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	154	162,411
3.50%, 09/01/23 (Call 06/01/23)	287	306,350
3.95%, 09/01/22 (Call 06/01/22)	600	634,566
4.15%, 03/01/22	54	56,780
4.15%, 02/01/24 (Call 11/01/23)	87	95,232
4.25%, 09/01/24 (Call 06/01/24)	146	162,543
4.30%, 05/01/24 (Call 02/01/24)	230	254,631
5.00%, 10/01/21 (Call 07/01/21)	475	492,903
Kinder Morgan Inc.
3.15%, 01/15/23 (Call 12/15/22)	571	600,464
4.30%, 06/01/25 (Call 03/01/25)	22	24,910
5.63%, 11/15/23 (Call 08/15/23)(b)	553	626,743
Midwest Connector Capital Co. LLC
3.63%, 04/01/22 (Call 03/01/22)(b)	285	285,134
3.90%, 04/01/24 (Call 03/01/24)(b)	452	454,585
MPLX LP
3.38%, 03/15/23 (Call 02/15/23)	193	202,633
3.50%, 12/01/22 (Call 11/01/22)	64	66,732
4.00%, 02/15/25 (Call 11/15/24)	24	26,072
4.50%, 07/15/23 (Call 04/15/23)	575	621,293
4.88%, 12/01/24 (Call 09/01/24)	545	613,501
4.88%, 06/01/25 (Call 03/01/25)	524	591,910
5.25%, 01/15/25 (Call 01/15/21)	47	48,966
6.38%, 05/01/24 (Call 05/01/21)	503	519,941
NGL Energy Partners LP/NGL Energy Finance Corp.
6.13%, 03/01/25 (Call 03/01/21)	100	71,394
7.50%, 11/01/23 (Call 11/01/20)	250	201,268
NGPL PipeCo LLC, 4.38%, 08/15/22 (Call 05/15/22)(b)	364	377,246
NuStar Logistics LP, 4.75%, 02/01/22 (Call 11/01/21)	100	99,655
ONEOK Inc.
2.75%, 09/01/24 (Call 08/01/24)	155	157,527
4.25%, 02/01/22 (Call 11/02/21)	506	523,396
7.50%, 09/01/23 (Call 06/01/23)	162	185,485

38

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	$510	$528,967
5.00%, 09/15/23 (Call 06/15/23)	10	10,796
PBF Logistics LP/PBF Logistics Finance Corp., 6.88%, 05/15/23 (Call 05/15/21)	185	178,299
Phillips 66 Partners LP
2.45%, 12/15/24 (Call 11/15/24)	93	96,125
3.61%, 02/15/25 (Call 11/15/24)	67	71,697
Plains All American Pipeline LP/PAA Finance Corp.
3.65%, 06/01/22 (Call 03/01/22)	355	363,541
3.85%, 10/15/23 (Call 07/15/23)	317	333,367
Rattler Midstream LP, 5.63%, 07/15/25 (Call 07/15/22)(b)	125	132,386
Rockies Express Pipeline LLC, 3.60%, 05/15/25 (Call 04/15/25)(b)	170	164,808
Ruby Pipeline LLC, 7.00%, 04/01/22(b)	136	129,451
Sabine Pass Liquefaction LLC
5.63%, 04/15/23 (Call 01/15/23)	350	385,875
5.63%, 03/01/25 (Call 12/01/24)	1,030	1,194,439
5.75%, 05/15/24 (Call 02/15/24)	660	752,545
6.25%, 03/15/22 (Call 12/15/21)	480	513,130
Spectra Energy Partners LP
3.50%, 03/15/25 (Call 12/15/24)	31	33,993
4.75%, 03/15/24 (Call 12/15/23)	320	360,362
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
5.50%, 08/15/22 (Call 08/15/20)	100	65,430
5.75%, 04/15/25 (Call 04/15/21)	100	49,452
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (Call 10/15/22)	198	203,609
4.25%, 04/01/24 (Call 01/01/24)	64	67,444
4.65%, 02/15/22	37	38,561
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
4.75%, 10/01/23 (Call 10/01/20)(b)	175	169,148
5.50%, 09/15/24 (Call 09/15/20)(b)	270	260,040
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.25%, 11/15/23 (Call 05/15/21)	275	276,650
5.13%, 02/01/25 (Call 02/01/21)	150	153,974
5.25%, 05/01/23 (Call 11/01/20)	190	191,224
6.75%, 03/15/24 (Call 09/15/20)	210	214,901
TC PipeLines LP, 4.38%, 03/13/25 (Call 12/13/24)	17	18,280
Texas Eastern Transmission LP, 2.80%, 10/15/22 (Call 07/15/22)(b)	37	37,793
TransCanada PipeLines Ltd.
2.50%, 08/01/22	380	393,691
3.75%, 10/16/23 (Call 07/16/23)	190	207,206
Western Midstream Operating LP
3.95%, 06/01/25 (Call 03/01/25)	200	199,224
4.00%, 07/01/22 (Call 04/01/22)	363	374,881
4.10%, 02/01/25 (Call 01/01/25)	403	399,615
Williams Companies Inc. (The)
3.35%, 08/15/22 (Call 05/15/22)	521	542,252
3.60%, 03/15/22 (Call 01/15/22)	890	926,134
3.70%, 01/15/23 (Call 10/15/22)	398	420,630
3.90%, 01/15/25 (Call 10/15/24)	120	131,669
4.00%, 11/15/21 (Call 08/15/21)	310	320,679
4.30%, 03/04/24 (Call 12/04/23)	340	372,341
4.50%, 11/15/23 (Call 08/15/23)	125	136,945
4.55%, 06/24/24 (Call 03/24/24)	363	404,113

Security	Par (000)	Value

Pipelines (continued)
7.88%, 09/01/21	$315	$338,679

		35,424,165

Real Estate — 1.0%
Agile Group Holdings Ltd.
6.70%, 03/07/22 (Call 03/07/21)(c)	200	205,972
7.88%, (Call 07/31/24)(a)(c)(e)	300	301,812
8.38%, (Call 12/04/23)(a)(c)(e)	200	204,090
Arabian Centres Sukuk Ltd., 5.38%, 11/26/24(c)	400	356,420
AT Securities BV, 5.25%, (Call 07/21/23)(a)(c)(e)	250	251,505
Caiyun International Investment Ltd., 5.50%, 04/08/22(c)	400	329,376
CBRE Services Inc., 5.25%, 03/15/25 (Call 12/15/24)	160	183,738
Central Plaza Development Ltd., 5.75%, (Call 11/14/24)(a)(c)(e)	200	196,652
CFLD Cayman Investment Ltd.
6.90%, 01/13/23(c)	300	298,302
8.05%, 01/13/25(c)	200	195,108
8.60%, 04/08/24(c)	300	302,772
China Aoyuan Group Ltd., 7.95%, 09/07/21 (Call 09/07/20)(c)	200	204,326
China Evergrande Group
7.50%, 06/28/23 (Call 06/28/21)(c)	420	371,822
8.25%, 03/23/22 (Call 03/23/21)(c)	800	761,416
8.75%, 06/28/25 (Call 06/28/21)(c)	1,800	1,503,576
9.50%, 04/11/22(c)	400	385,860
9.50%, 03/29/24 (Call 03/29/21)(c)	200	176,106
10.00%, 04/11/23 (Call 04/11/21)(c)	400	378,112
10.50%, 04/11/24 (Call 04/11/22)(c)	200	183,118
11.50%, 01/22/23(c)	400	394,328
12.00%, 01/22/24 (Call 01/22/22)(c)	800	771,360
China Overseas Finance Cayman V Ltd., Series A, 3.95%, 11/15/22(c)	800	841,712
China Overseas Finance Cayman VII Ltd., 4.25%, 04/26/23(c)	800	857,096
China Resources Land Ltd.
3.75%, (Call 12/09/24)(a)(c)(e)	400	406,904
3.75%, 08/26/24(c)	600	643,602
China SCE Group Holdings Ltd.
5.88%, 03/10/22 (Call 03/10/21)(c)	600	598,554
7.25%, 04/19/23 (Call 07/19/21)(c)	400	407,356
Chouzhou International Investment Ltd., 4.50%, 05/30/22(c)	400	405,252
CIFI Holdings Group Co. Ltd.
5.50%, 01/23/22 (Call 01/23/21)(c)	400	405,176
6.00%, 07/16/25 (Call 01/14/23)(c)	400	402,144
6.45%, 11/07/24 (Call 11/07/22)(c)	200	206,672
Country Garden Holdings Co. Ltd.
4.75%, 07/25/22 (Call 07/25/21)(c)	500	509,220
4.75%, 01/17/23 (Call 01/17/21)(c)	200	204,454
4.75%, 09/28/23 (Call 09/28/20)(c)	400	407,336
5.13%, 01/17/25 (Call 01/17/22)(c)	600	618,834
6.50%, 04/08/24 (Call 04/08/22)(c)	400	428,840
7.13%, 04/25/22 (Call 01/25/21)(c)	260	273,671
8.00%, 01/27/24 (Call 09/27/21)(c)	400	435,336
CPI Property Group SA, 4.75%, 03/08/23(c)	200	211,770
Dar Al-Arkan Sukuk Co. Ltd.
6.75%, 02/15/25(c)	200	177,282
6.88%, 04/10/22(c)	200	195,304
6.88%, 03/21/23(c)	450	429,727
DIFC Sukuk Ltd., 4.33%, 11/12/24(c)	200	204,912

39

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate (continued)
Easy Tactic Ltd.
5.75%, 01/13/22 (Call 01/13/21)(c)	$200	$187,144
8.13%, 02/27/23 (Call 02/27/21)(c)	600	555,804
Elect Global Investments Ltd., 4.10%, (Call 06/03/25)(a)(c)(e)	400	388,648
EMG SUKUK Ltd., 4.56%, 06/18/24(c)	400	400,288
Esic Sukuk Ltd., 3.94%, 07/30/24(c)	400	397,736
Ezdan Sukuk Co. Ltd., 4.88%, 04/05/22(c)	500	420,385
Fantasia Holdings Group Co. Ltd., 7.38%, 10/04/21 (Call 10/04/20)(c)	200	200,224
Franshion Brilliant Ltd.
3.60%, 03/03/22(c)	400	404,684
4.00%, (Call 01/03/23)(a)(c)(e)	200	200,148
5.75%, (Call 01/17/22)(a)(c)(e)	200	178,758
GLP Pte Ltd., 3.88%, 06/04/25(c)	400	410,304
Greenland Global Investment Ltd.
5.13%, 09/26/21, (3 mo. LIBOR US + 4.85%)(c)(f)	200	197,412
6.75%, 06/25/22(c)	400	401,832
6.75%, 09/26/23(c)	400	398,040
Hongkong Land Finance Cayman Islands Co. Ltd. (The), 4.50%, 06/01/22(c)	400	421,476
Hopson Development Holdings Ltd., 7.50%, 06/27/22 (Call 06/27/21)(c)	400	404,964
Howard Hughes Corp. (The), 5.38%, 03/15/25 (Call 03/15/21)(b)	325	328,282
Huafa 2019 I Co. Ltd., 4.25%, 07/03/24(c)	400	405,312
Kaisa Group Holdings Ltd.
8.50%, 06/30/22 (Call 06/30/21)(c)	500	501,815
9.38%, 06/30/24 (Call 06/30/21)(c)	800	736,352
10.50%, 01/15/25 (Call 01/15/23)(c)	500	478,955
11.25%, 04/09/22 (Call 04/09/21)(c)	600	629,106
11.50%, 01/30/23 (Call 05/30/21)(c)	400	415,660
11.95%, 10/22/22 (Call 10/22/21)(c)	400	426,360
Kennedy-Wilson Inc., 5.88%, 04/01/24 (Call 04/01/21)	424	425,361
KWG Group Holdings Ltd.
5.88%, 11/10/24 (Call 11/10/21)(c)	250	246,432
6.00%, 09/15/22 (Call 03/15/21)(c)	200	202,874
7.88%, 09/01/23 (Call 09/01/21)(c)	200	208,776
Leading Affluence Ltd., 4.50%, 01/24/23(c)	200	206,880
Longfor Group Holdings Ltd., 3.88%, 07/13/22(c)	400	415,056
MAF Global Securities Ltd., 4.75%, 05/07/24(c)	400	422,176
Mitsui Fudosan Co. Ltd., 2.95%, 01/23/23 (Call 12/23/22)(b)	200	208,948
Newmark Group Inc., 6.13%, 11/15/23 (Call 10/15/23)	250	255,050
Ontario Teachers’ Cadillac Fairview Properties Trust, 3.13%, 03/20/22 (Call 02/20/22)(b)	825	844,099
Poly Real Estate Finance Ltd.
3.95%, 02/05/23(c)	400	418,428
4.75%, 09/17/23(c)	200	216,128
Realogy Group LLC/Realogy Co-Issuer Corp.
4.88%, 06/01/23 (Call 03/01/23)(b)	205	201,134
7.63%, 06/15/25 (Call 06/15/22)(b)	285	299,125
RongXingDa Development BVI Ltd., 8.00%, 04/24/22 (Call 04/24/21)(c)	200	194,358
Ronshine China Holdings Ltd., 8.75%, 10/25/22 (Call 04/25/21)(c)	400	419,508
Scenery Journey Ltd.
11.50%, 10/24/22 (Call 07/24/22)(c)	900	872,289
12.00%, 10/24/23 (Call 10/24/21)(c)	800	766,064
13.00%, 11/06/22 (Call 11/06/20)(c)	200	199,390

Security	Par (000)	Value

Real Estate (continued)
13.75%, 11/06/23 (Call 11/06/21)(c)	$200	$199,314
Shimao Group Holdings Ltd.
5.20%, 01/30/25 (Call 01/30/22)(c)	300	313,734
6.13%, 02/21/24 (Call 02/21/22)(c)	400	424,228
6.38%, 10/15/21 (Call 10/15/20)(c)	600	622,542
Shui On Development Holding Ltd., 6.40%, (Call 06/15/22)(a)(c)(e)	200	196,902
Sinochem Offshore Capital Co. Ltd., 3.12%, 05/24/22(c)	250	256,567
Sino-Ocean Land Treasure Finance I Ltd., 6.00%, 07/30/24(c)	200	214,932
Sino-Ocean Land Treasure III Ltd., 4.90%, (Call 09/21/22)(a)(c)(e)	200	166,682
Sino-Ocean Land Treasure IV Ltd., 5.25%, 04/30/22 (Call 04/01/22)(c)	650	670,306
Sun Hung Kai Properties Capital Market Ltd., 3.63%, 01/16/23(c)	400	419,720
Sunac China Holdings Ltd.
6.50%, 01/10/25 (Call 01/10/23)(c)	400	393,216
7.25%, 06/14/22 (Call 06/14/21)(c)	300	306,798
7.88%, 02/15/22 (Call 02/15/21)(c)	200	205,694
7.95%, 08/08/22 (Call 08/08/20)(c)	200	206,840
7.95%, 10/11/23 (Call 10/11/21)(c)	400	414,096
8.35%, 04/19/23 (Call 04/19/21)(c)	200	208,608
Times China Holdings Ltd., 6.75%, 07/16/23 (Call 07/16/22)(c)	400	410,260
Vanke Real Estate Hong Kong Co. Ltd.
4.15%, 04/18/23(c)	400	423,700
4.20%, 06/07/24(c)	200	216,094
5.35%, 03/11/24(c)	600	669,342
Wanda Group Overseas Ltd., 7.50%, 07/24/22(c)	200	194,576
Wanda Properties International Co. Ltd., 7.25%, 01/29/24(c)	200	195,524
Wharf REIC Finance BVI Ltd., 2.50%, 09/16/24(c)	400	411,184
Yuzhou Group Holdings Co. Ltd.
6.00%, 10/25/23 (Call 10/25/20)(c)	300	296,259
8.30%, 05/27/25 (Call 11/27/22)(c)	400	409,104
8.38%, 10/30/24 (Call 10/30/22)(c)	200	207,438
8.50%, 02/04/23 (Call 02/04/22)(c)	200	210,824
8.50%, 02/26/24 (Call 02/26/22)(c)	200	209,696

		42,812,870

Real Estate Investment Trusts — 0.8%
Alexandria Real Estate Equities Inc.
3.45%, 04/30/25 (Call 02/28/25)	50	56,127
3.90%, 06/15/23 (Call 03/15/23)	365	398,346
4.00%, 01/15/24 (Call 12/15/23)	450	499,104
American Campus Communities Operating Partnership LP
3.75%, 04/15/23 (Call 01/15/23)	56	58,947
4.13%, 07/01/24 (Call 04/01/24)	270	289,508
American Tower Corp.
2.25%, 01/15/22	447	458,291
2.40%, 03/15/25 (Call 02/15/25)	205	219,313
2.95%, 01/15/25 (Call 12/15/24)	317	345,676
3.00%, 06/15/23	311	331,946
3.38%, 05/15/24 (Call 04/15/24)	380	415,443
3.50%, 01/31/23	403	432,234
4.00%, 06/01/25 (Call 03/01/25)	22	25,113
4.70%, 03/15/22	373	398,058
5.00%, 02/15/24	489	561,274
AvalonBay Communities Inc., 4.20%, 12/15/23 (Call 09/16/23)	55	61,005

40

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Boston Properties LP
3.13%, 09/01/23 (Call 06/01/23)	$206	$219,155
3.20%, 01/15/25 (Call 10/15/24)	281	305,441
3.80%, 02/01/24 (Call 11/01/23)	406	442,958
3.85%, 02/01/23 (Call 11/01/22)	675	723,262
Brandywine Operating Partnership LP
3.95%, 02/15/23 (Call 11/15/22)	9	9,306
4.10%, 10/01/24 (Call 07/01/24)	155	163,170
Brixmor Operating Partnership LP
3.25%, 09/15/23 (Call 07/15/23)	358	368,973
3.65%, 06/15/24 (Call 04/15/24)	65	67,864
3.85%, 02/01/25 (Call 11/01/24)	250	262,140
Camden Property Trust, 2.95%, 12/15/22 (Call 09/15/22)	21	21,942
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	869	939,354
Columbia Property Trust Operating Partnership LP, 4.15%, 04/01/25 (Call 01/01/25)	67	71,060
CoreCivic Inc.
4.63%, 05/01/23 (Call 02/01/23)	127	124,165
5.00%, 10/15/22 (Call 07/15/22)	115	112,767
Corporate Office Properties LP, 3.60%, 05/15/23 (Call 02/15/23)	28	28,792
Crown Castle International Corp.
3.15%, 07/15/23 (Call 06/15/23)	351	375,647
3.20%, 09/01/24 (Call 07/01/24)	176	192,102
5.25%, 01/15/23	913	1,014,964
CubeSmart LP, 4.38%, 12/15/23 (Call 09/15/23)	98	107,231
CyrusOne LP/CyrusOne Finance Corp., 2.90%, 11/15/24 (Call 10/15/24)	280	301,367
Digital Realty Trust LP
2.75%, 02/01/23 (Call 01/01/23)	75	78,656
3.63%, 10/01/22 (Call 07/01/22)	435	461,109
3.95%, 07/01/22 (Call 05/01/22)	125	132,539
Diversified Healthcare Trust
4.75%, 05/01/24 (Call 11/01/23)	100	91,763
9.75%, 06/15/25 (Call 06/15/22)	385	424,917
Duke Realty LP, 3.75%, 12/01/24 (Call 09/01/24)	202	222,598
EPR Properties, 4.50%, 04/01/25 (Call 01/01/25)	25	24,088
Equinix Inc., 2.63%, 11/18/24 (Call 10/18/24)	292	313,395
ERP Operating LP
3.00%, 04/15/23 (Call 01/15/23)	100	105,617
4.63%, 12/15/21 (Call 09/15/21)	655	685,012
ESH Hospitality Inc., 5.25%, 05/01/25 (Call 05/01/21)(b)	500	510,600
Essex Portfolio LP
3.25%, 05/01/23 (Call 02/01/23)	262	276,413
3.50%, 04/01/25 (Call 01/01/25)	10	10,986
3.63%, 08/15/22 (Call 05/15/22)	20	20,967
GEO Group Inc. (The)
5.13%, 04/01/23 (Call 04/01/21)	150	129,600
5.88%, 01/15/22 (Call 01/15/21)	73	69,076
5.88%, 10/15/24 (Call 10/15/20)	50	40,007
GLP Capital LP/GLP Financing II Inc.
3.35%, 09/01/24 (Call 06/03/24)	315	319,939
5.25%, 06/01/25 (Call 03/01/25)	10	10,828
5.38%, 11/01/23 (Call 08/01/23)	282	299,411
HAT Holdings I LLC/HAT Holdings II LLC
5.25%, 07/15/24 (Call 07/15/21)(b)	165	171,628
6.00%, 04/15/25 (Call 04/15/22)(b)	130	139,858
Healthpeak Properties Inc.
3.88%, 08/15/24 (Call 05/15/24)	712	789,985

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.20%, 03/01/24 (Call 12/01/23)	$75	$82,252
4.25%, 11/15/23 (Call 08/15/23)	8	8,788
Host Hotels & Resorts LP
3.88%, 04/01/24 (Call 02/01/24)	70	73,194
Series C, 4.75%, 03/01/23 (Call 12/01/22)	247	256,537
Series D, 3.75%, 10/15/23 (Call 07/15/23)	300	310,983
iStar Inc.
4.75%, 10/01/24 (Call 07/01/24)	315	311,519
5.25%, 09/15/22 (Call 09/15/20)	150	150,212
Kilroy Realty LP, 3.80%, 01/15/23 (Call 10/15/22)	165	171,536
Kimco Realty Corp.
2.70%, 03/01/24 (Call 01/01/24)	348	359,891
3.13%, 06/01/23 (Call 03/01/23)	18	18,737
3.30%, 02/01/25 (Call 12/01/24)	117	126,903
3.40%, 11/01/22 (Call 09/01/22)	117	123,973
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
5.25%, 03/15/22 (Call 09/15/21)(b)	190	186,004
5.88%, 08/01/21 (Call 08/01/20)(b)	75	74,004
Mack-Cali Realty LP
3.15%, 05/15/23 (Call 02/15/23)	100	89,901
4.50%, 04/18/22 (Call 01/18/22)	100	97,378
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc.
4.63%, 06/15/25 (Call 03/15/25)(b)	300	315,828
5.63%, 05/01/24 (Call 02/01/24)	365	396,270
Mid-America Apartments LP
3.75%, 06/15/24 (Call 03/13/24)	10	10,869
4.30%, 10/15/23 (Call 07/15/23)	234	255,516
MPT Operating Partnership LP/MPT Finance Corp.
5.50%, 05/01/24 (Call 05/01/21)	100	102,050
6.38%, 03/01/24 (Call 03/01/21)	391	406,417
National Retail Properties Inc., 3.90%, 06/15/24 (Call 03/15/24)	239	259,277
Office Properties Income Trust
4.00%, 07/15/22 (Call 06/15/22)	160	159,658
4.15%, 02/01/22 (Call 12/01/21)	113	112,679
4.25%, 05/15/24 (Call 02/15/24)	10	10,092
4.50%, 02/01/25 (Call 11/01/24)	25	25,115
Omega Healthcare Investors Inc.
4.38%, 08/01/23 (Call 06/01/23)	444	474,525
4.50%, 01/15/25 (Call 10/15/24)	63	65,888
4.95%, 04/01/24 (Call 01/01/24)	105	111,245
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.50%, 06/01/25 (Call 06/01/22)(b)	250	266,015
Piedmont Operating Partnership LP, 3.40%, 06/01/23 (Call 03/01/23)	14	14,015
Prologis LP, 4.25%, 08/15/23 (Call 05/15/23)	478	529,490
Public Storage, 2.37%, 09/15/22 (Call 08/15/22)	520	541,148
Rayonier Inc., 3.75%, 04/01/22 (Call 01/01/22)	83	84,716
Realty Income Corp.
3.25%, 10/15/22 (Call 07/15/22)	625	656,344
3.88%, 07/15/24 (Call 04/15/24)	87	96,239
4.65%, 08/01/23 (Call 05/01/23)	159	176,383
Regency Centers Corp., 3.75%, 11/15/22 (Call 08/15/22)	20	20,837
RHP Hotel Properties LP/RHP Finance Corp., 5.00%, 04/15/23 (Call 04/15/21)	133	130,315
Sabra Health Care LP, 4.80%, 06/01/24 (Call 05/01/24)	48	48,660

41

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
SBA Communications Corp.
4.00%, 10/01/22 (Call 10/01/20)	$275	$278,792
4.88%, 09/01/24 (Call 09/01/20)	441	453,798
Scentre Group Trust 1/Scentre Group Trust 2, 3.50%, 02/12/25 (Call 11/12/24)(b)	307	325,270
Service Properties Trust
4.35%, 10/01/24 (Call 09/01/24)	165	147,800
4.50%, 06/15/23 (Call 12/15/22)	80	77,067
4.50%, 03/15/25 (Call 09/15/24)	55	49,447
4.65%, 03/15/24 (Call 09/15/23)	330	301,788
5.00%, 08/15/22 (Call 02/15/22)	429	423,226
Simon Property Group LP
2.00%, 09/13/24 (Call 06/13/24)	635	656,101
2.35%, 01/30/22 (Call 10/30/21)	242	246,736
2.63%, 06/15/22 (Call 03/15/22)(d)	595	611,904
2.75%, 02/01/23 (Call 11/01/22)	265	275,926
2.75%, 06/01/23 (Call 03/01/23)	239	249,989
3.38%, 10/01/24 (Call 07/01/24)	60	65,150
3.75%, 02/01/24 (Call 11/01/23)	223	241,500
SITE Centers Corp., 3.63%, 02/01/25 (Call 11/01/24)	17	17,364
SL Green Operating Partnership LP, 3.25%, 10/15/22 (Call 09/15/22)	319	325,957
Starwood Property Trust Inc.
4.75%, 03/15/25 (Call 09/15/24)	175	168,551
5.00%, 12/15/21 (Call 09/15/21)	300	303,756
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC
7.13%, 12/15/24 (Call 12/15/20)(b)	240	229,706
7.88%, 02/15/25 (Call 02/15/22)(b)	845	889,700
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
6.00%, 04/15/23 (Call 04/15/21)(b)	200	200,916
8.25%, 10/15/23 (Call 04/15/21)(d)	420	405,670
Ventas Realty LP
2.65%, 01/15/25 (Call 12/15/24)	39	40,208
3.10%, 01/15/23 (Call 12/15/22)	260	267,790
3.13%, 06/15/23 (Call 03/15/23)	198	204,934
3.50%, 04/15/24 (Call 03/15/24)	37	39,064
3.50%, 02/01/25 (Call 11/01/24)	44	47,214
3.75%, 05/01/24 (Call 02/01/24)	242	257,173
Ventas Realty LP/Ventas Capital Corp., 3.25%, 08/15/22 (Call 05/15/22)	555	572,627
VEREIT Operating Partnership LP, 4.60%, 02/06/24 (Call 11/06/23)	260	279,185
VICI Properties LP/VICI Note Co. Inc., 3.50%, 02/15/25 (Call 02/15/22)(b)	280	284,183
Vornado Realty LP, 3.50%, 01/15/25 (Call 11/15/24)	60	60,694
Washington Prime Group LP, 6.45%, 08/15/24 (Call 06/15/24)(d)	250	97,623
Washington REIT, 3.95%, 10/15/22 (Call 07/15/22)	10	10,215
WEA Finance LLC/Westfield UK & Europe Finance PLC, 3.75%, 09/17/24 (Call 06/17/24)(b)	540	559,381
Welltower Inc.
3.63%, 03/15/24 (Call 02/15/24)	600	651,138
3.75%, 03/15/23 (Call 12/15/22)	35	37,012
4.00%, 06/01/25 (Call 03/01/25)	500	558,680
4.50%, 01/15/24 (Call 10/15/23)	153	168,425
Weyerhaeuser Co., 4.63%, 09/15/23	442	492,003
WP Carey Inc., 4.60%, 04/01/24 (Call 01/01/24)	56	61,526

		35,077,629

Security	Par (000)	Value

Retail — 0.8%
1011778 BC ULC/New Red Finance Inc.
4.25%, 05/15/24 (Call 05/15/21)(b)	$550	$561,066
5.75%, 04/15/25 (Call 04/15/22)(b)	180	193,675
Abercrombie & Fitch Management Co., 8.75%, 07/15/25 (Call 07/15/22)(b)	125	124,829
Advance Auto Parts Inc., 4.50%, 12/01/23 (Call 09/01/23)	344	378,328
Alimentation Couche-Tard Inc., 2.70%, 07/26/22 (Call 06/26/22)(b)	287	295,710
AutoNation Inc., 3.50%, 11/15/24 (Call 09/15/24)	269	283,811
AutoZone Inc.
2.88%, 01/15/23 (Call 10/15/22)	177	185,740
3.13%, 07/15/23 (Call 04/15/23)	23	24,566
3.13%, 04/18/24 (Call 03/18/24)	315	341,410
3.25%, 04/15/25 (Call 01/15/25)	21	23,222
3.63%, 04/15/25 (Call 03/15/25)	70	78,845
3.70%, 04/15/22 (Call 01/15/22)	108	112,915
Bed Bath & Beyond Inc., 3.75%, 08/01/24 (Call 05/01/24)	100	91,094
Brinker International Inc.
3.88%, 05/15/23	123	114,642
5.00%, 10/01/24 (Call 07/01/24)(b)	125	117,821
Burlington Coat Factory Warehouse Corp., 6.25%, 04/15/25 (Call 04/15/22)(b)	100	106,970
Caleres Inc., 6.25%, 08/15/23 (Call 08/15/20)	82	71,206
Carvana Co., 8.88%, 10/01/23 (Call 10/01/20)(b)	235	245,253
Conn’s Inc., 7.25%, 07/15/22 (Call 08/31/20)	85	72,126
Costco Wholesale Corp.
2.30%, 05/18/22 (Call 04/18/22)	842	873,634
2.75%, 05/18/24 (Call 03/18/24)	192	208,303
Dollar General Corp., 3.25%, 04/15/23 (Call 01/15/23)	370	394,198
Dollar Tree Inc.
3.70%, 05/15/23 (Call 04/15/23)	571	614,442
4.00%, 05/15/25 (Call 03/15/25)	70	79,581
eG Global Finance PLC, 6.75%, 02/07/25 (Call 05/15/21)(b)	250	261,308
Ferrellgas LP/Ferrellgas Finance Corp.
6.75%, 01/15/22 (Call 08/31/20)	125	108,961
6.75%, 06/15/23 (Call 06/15/21)(d)	100	86,171
10.00%, 04/15/25 (Call 04/15/22)(b)	200	220,784
FirstCash Inc., 5.38%, 06/01/24 (Call 06/01/21)(b)	125	128,248
Future Retail Ltd., 5.60%, 01/22/25 (Call 01/21/23)(c)	400	256,772
Gap Inc. (The)
8.38%, 05/15/23(b)	205	225,752
8.63%, 05/15/25 (Call 05/15/22)(b)(d)	275	303,055
Golden Nugget Inc., 6.75%, 10/15/24 (Call 10/15/20)(b)	415	287,790
Group 1 Automotive Inc., 5.00%, 06/01/22 (Call 08/31/20)	200	200,000
Home Depot Inc. (The)
2.63%, 06/01/22 (Call 05/01/22)	773	805,165
2.70%, 04/01/23 (Call 01/01/23)	437	462,329
3.25%, 03/01/22	277	289,922
3.75%, 02/15/24 (Call 11/15/23)	350	388,146
IRB Holding Corp., 7.00%, 06/15/25 (Call 06/15/22)(b)	275	300,039
J Crew Brand LLC/J Crew Brand Corp., 13.00%, 09/15/21(b)	70	36,555
Jollibee Worldwide Pte Ltd., 3.90%, (Call 01/23/25)(a)(c)(e)	200	187,782
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.00%, 06/01/24 (Call 06/01/21)(b)	395	404,828
KGA Escrow LLC, 7.50%, 08/15/23 (Call 08/15/20)(b)	124	126,955
Kohl’s Corp.
3.25%, 02/01/23 (Call 11/01/22)	235	233,362
9.50%, 05/15/25 (Call 04/15/25)	400	473,344

42

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
L Brands Inc.
5.63%, 02/15/22	$281	$286,808
5.63%, 10/15/23	175	177,373
6.88%, 07/01/25 (Call 07/01/22)(b)	375	403,684
9.38%, 07/01/25(b)	200	223,006
Lowe’s Companies Inc.
3.12%, 04/15/22 (Call 01/15/22)	403	419,128
3.13%, 09/15/24 (Call 06/15/24)	253	277,675
3.80%, 11/15/21 (Call 08/15/21)	44	45,516
3.88%, 09/15/23 (Call 06/15/23)	81	88,815
4.00%, 04/15/25 (Call 03/15/25)	1,081	1,240,437
Macy’s Inc., 8.38%, 06/15/25 (Call 06/15/22)(b)	575	599,886
Macy’s Retail Holdings LLC
2.88%, 02/15/23 (Call 11/15/22)	195	164,128
3.63%, 06/01/24 (Call 03/01/24)	256	199,741
3.88%, 01/15/22 (Call 10/15/21)	107	100,534
McDonald’s Corp.
1.45%, 09/01/25 (Call 08/01/25)	205	212,796
2.63%, 01/15/22	617	636,725
3.30%, 07/01/25 (Call 06/15/25)	180	201,823
3.35%, 04/01/23 (Call 03/01/23)	699	749,971
3.38%, 05/26/25 (Call 02/26/25)	166	185,460
Men’s Wearhouse Inc. (The), 7.00%, 07/01/22 (Call 08/31/20)	95	1,901
Nordstrom Inc., 4.00%, 10/15/21 (Call 07/15/21)	153	153,540
O’Reilly Automotive Inc.
3.80%, 09/01/22 (Call 06/01/22)	8	8,419
3.85%, 06/15/23 (Call 03/15/23)	15	16,196
Penske Automotive Group Inc.
5.38%, 12/01/24 (Call 12/01/20)	100	102,419
5.75%, 10/01/22 (Call 10/01/20)	200	202,320
PetSmart Inc.
5.88%, 06/01/25 (Call 06/01/21)(b)	425	436,836
7.13%, 03/15/23 (Call 03/15/21)(b)	730	737,074
8.88%, 06/01/25 (Call 06/01/21)(b)	250	260,485
PriSo Acquisition Corp., 9.00%, 05/15/23 (Call 08/31/20)(b)	111	101,632
QVC Inc.
4.38%, 03/15/23	266	277,653
4.45%, 02/15/25 (Call 11/15/24)	132	135,992
4.85%, 04/01/24	279	293,067
5.13%, 07/02/22	275	286,655
Reliance Intermediate Holdings LP, 6.50%, 04/01/23 (Call 01/01/21)(b)	87	87,871
Rite Aid Corp.
6.13%, 04/01/23 (Call 04/01/21)(b)	200	199,752
7.50%, 07/01/25 (Call 07/01/22)(b)	250	254,340
8.00%, 11/15/26 (Call 01/15/23)(b)	200	206,294
Ross Stores Inc., 4.60%, 04/15/25 (Call 03/15/25)	408	469,959
SACI Falabella, 4.38%, 01/27/25 (Call 10/27/24)(c)	400	424,272
Sally Holdings LLC/Sally Capital Inc.
5.50%, 11/01/23 (Call 11/01/20)	75	75,487
8.75%, 04/30/25 (Call 04/30/22)(b)	80	90,544
Starbucks Corp.
1.30%, 05/07/22	535	542,843
2.70%, 06/15/22 (Call 04/15/22)	164	170,098
3.10%, 03/01/23 (Call 02/01/23)	522	555,293
3.85%, 10/01/23 (Call 07/01/23)	283	310,626

Security	Par (000)	Value

Retail (continued)
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.50%, 06/01/24 (Call 06/01/21)	$175	$178,183
5.75%, 03/01/25 (Call 03/01/21)	25	25,477
Target Corp.
2.25%, 04/15/25 (Call 03/15/25)	1,048	1,128,675
2.90%, 01/15/22	464	482,040
3.50%, 07/01/24	448	500,958
TJX Companies Inc. (The)
2.50%, 05/15/23 (Call 02/15/23)	119	124,888
3.50%, 04/15/25 (Call 03/15/25)	1,031	1,150,101
Walgreen Co., 3.10%, 09/15/22	609	639,621
Walgreens Boots Alliance Inc.
3.30%, 11/18/21 (Call 09/18/21)	504	518,823
3.80%, 11/18/24 (Call 08/18/24)	819	909,123
Walmart Inc.
2.35%, 12/15/22 (Call 11/15/22)	254	265,798
2.55%, 04/11/23 (Call 01/11/23)	747	786,994
2.65%, 12/15/24 (Call 10/15/24)	794	864,912
2.85%, 07/08/24 (Call 06/08/24)	710	774,127
3.30%, 04/22/24 (Call 01/22/24)	310	340,389
3.40%, 06/26/23 (Call 05/26/23)	1,236	1,342,370
3.55%, 06/26/25 (Call 04/26/25)	37	42,207
Yum! Brands Inc.
3.75%, 11/01/21 (Call 08/01/21)	100	101,647
3.88%, 11/01/23 (Call 08/01/23)	120	124,615
7.75%, 04/01/25 (Call 04/01/22)(b)	220	246,622

		34,543,299

Savings & Loans — 0.1%
First Niagara Financial Group Inc., 7.25%, 12/15/21	79	85,220
Nationwide Building Society
2.00%, 01/27/23(b)	1,010	1,044,744
3.62%, 04/26/23 (Call 04/26/22)(a)(b)	208	216,923
3.77%, 03/08/24 (Call 03/08/23)(a)(b)	335	356,889
4.36%, 08/01/24 (Call 08/01/23)(a)(b)	245	267,435
People’s United Financial Inc., 3.65%, 12/06/22 (Call 09/06/22)	306	325,648

		2,296,859

Semiconductors — 0.5%
Advanced Micro Devices Inc., 7.50%, 08/15/22	147	163,790
Altera Corp., 4.10%, 11/15/23	53	59,139
ams AG, 7.00%, 07/31/25 (Call 07/31/22)(b)	200	206,504
Analog Devices Inc.
2.50%, 12/05/21 (Call 11/05/21)	191	195,475
2.88%, 06/01/23 (Call 03/01/23)	5	5,284
2.95%, 04/01/25 (Call 03/01/25)	51	55,886
3.13%, 12/05/23 (Call 10/05/23)	529	572,426
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.65%, 01/15/23 (Call 12/15/22)	523	545,327
3.13%, 01/15/25 (Call 11/15/24)	424	454,893
3.63%, 01/15/24 (Call 11/15/23)	613	662,960
Broadcom Inc.
2.25%, 11/15/23(b)	2,336	2,430,608
3.13%, 10/15/22(b)	492	515,035
3.15%, 11/15/25 (Call 10/15/25)(b)	705	760,279
3.63%, 10/15/24 (Call 09/15/24)(b)	650	711,809
4.70%, 04/15/25 (Call 03/15/25)(b)	37	42,316
Intel Corp.
2.35%, 05/11/22 (Call 04/11/22)	422	436,567

43

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
2.70%, 12/15/22	$421	$444,353
2.88%, 05/11/24 (Call 03/11/24)	562	610,118
3.10%, 07/29/22	162	171,028
3.30%, 10/01/21	937	969,795
3.40%, 03/25/25 (Call 02/25/25)	1,340	1,506,790
KLA Corp., 4.65%, 11/01/24 (Call 08/01/24)	354	408,951
Lam Research Corp., 3.80%, 03/15/25 (Call 12/15/24)	11	12,508
Marvell Technology Group Ltd., 4.20%, 06/22/23 (Call 05/22/23)	191	206,752
Microchip Technology Inc.
2.67%, 09/01/23(b)	84	86,915
4.33%, 06/01/23 (Call 05/01/23)	412	444,206
Micron Technology Inc.
2.50%, 04/24/23	170	177,434
4.64%, 02/06/24 (Call 01/06/24)	386	429,147
NVIDIA Corp., 2.20%, 09/16/21 (Call 08/16/21)	569	579,652
NXP BV/NXP Funding LLC
3.88%, 09/01/22(b)	210	222,457
4.63%, 06/15/22(b)	245	261,361
4.63%, 06/01/23(b)	270	297,127
4.88%, 03/01/24 (Call 02/01/24)(b)	328	369,358
NXP BV/NXP Funding LLC/NXP USA Inc., 2.70%, 05/01/25 (Call 04/01/25)(b)	170	180,795
QUALCOMM Inc.
2.60%, 01/30/23 (Call 12/30/22)	613	645,299
2.90%, 05/20/24 (Call 03/20/24)	730	790,196
3.00%, 05/20/22	1,194	1,249,306
3.45%, 05/20/25 (Call 02/20/25)	73	82,040
Semiconductor Manufacturing International Corp., 2.69%, 02/27/25(c)	200	203,584
SK Hynix Inc., 3.00%, 09/17/24(c)	200	210,614
Texas Instruments Inc.
1.38%, 03/12/25 (Call 02/12/25)	292	303,408
1.85%, 05/15/22 (Call 04/15/22)	16	16,409
2.25%, 05/01/23 (Call 02/01/23)	17	17,837
2.63%, 05/15/24 (Call 03/15/24)	182	196,473
Xilinx Inc., 2.95%, 06/01/24 (Call 04/01/24)	328	356,162

		19,268,373

Shipbuilding — 0.0%
Huntington Ingalls Industries Inc., 3.84%, 05/01/25 (Call 04/01/25)(b)	6	6,649

Software — 0.7%
Activision Blizzard Inc.
2.30%, 09/15/21 (Call 08/15/21)	197	200,690
2.60%, 06/15/22 (Call 05/15/22)	301	312,089
Adobe Inc.
1.70%, 02/01/23	425	439,688
1.90%, 02/01/25 (Call 01/01/25)	503	533,507
Blackboard Inc., 10.38%, 11/15/24 (Call 11/15/20)(b)(d)	100	98,393
Boxer Parent Co. Inc., 7.13%, 10/02/25 (Call 06/01/22)(b)	25	27,577
BY Crown Parent LLC, 7.38%, 10/15/24 (Call 10/15/20)(b)	119	121,382
Cadence Design Systems Inc., 4.38%, 10/15/24 (Call 07/15/24)	38	42,671
CDK Global Inc., 5.00%, 10/15/24 (Call 07/15/24)	246	277,476
Change Healthcare Holdings LLC/Change Healthcare Finance Inc., 5.75%, 03/01/25 (Call 03/01/21)(b)	501	512,062
Fidelity National Information Services Inc.
3.50%, 04/15/23 (Call 01/15/23)	105	112,621
3.88%, 06/05/24 (Call 03/05/24)	33	36,651

Security	Par (000)	Value

Software (continued)
Fiserv Inc.
2.75%, 07/01/24 (Call 06/01/24)	$766	$826,254
3.50%, 10/01/22 (Call 07/01/22)	340	359,020
3.80%, 10/01/23 (Call 09/01/23)	786	862,997
3.85%, 06/01/25 (Call 03/01/25)	22	25,077
Genesys Telecommunications Laboratories Inc./Greeneden Lux 3 Sarl/Greeneden U.S. Ho, 10.00%, 11/30/24 (Call 11/30/20)(b)	200	213,408
Intuit Inc.
0.65%, 07/15/23	1,280	1,288,691
0.95%, 07/15/25 (Call 06/15/25)	1,185	1,199,647
j2 Cloud Services LLC/j2 Global Co-Obligor Inc., 6.00%, 07/15/25 (Call 07/15/21)(b)	250	261,065
Microsoft Corp.
1.55%, 08/08/21 (Call 07/08/21)	1,128	1,142,134
2.00%, 08/08/23 (Call 06/08/23)	1,164	1,220,221
2.13%, 11/15/22	289	301,187
2.38%, 02/12/22 (Call 01/12/22)	760	783,484
2.38%, 05/01/23 (Call 02/01/23)	518	546,003
2.40%, 02/06/22 (Call 01/06/22)	826	851,746
2.65%, 11/03/22 (Call 09/03/22)	353	370,735
2.70%, 02/12/25 (Call 11/12/24)	244	267,317
2.88%, 02/06/24 (Call 12/06/23)	790	855,412
3.63%, 12/15/23 (Call 09/15/23)	660	728,006
Oracle Corp.
1.90%, 09/15/21 (Call 08/15/21)	912	927,376
2.40%, 09/15/23 (Call 07/15/23)	979	1,034,646
2.50%, 05/15/22 (Call 03/15/22)	1,638	1,694,118
2.50%, 10/15/22	789	824,828
2.50%, 04/01/25 (Call 03/01/25)	1,655	1,791,190
2.63%, 02/15/23 (Call 01/15/23)	925	975,080
2.95%, 11/15/24 (Call 09/15/24)	363	396,980
2.95%, 05/15/25 (Call 02/15/25)	67	73,845
3.40%, 07/08/24 (Call 04/08/24)	1,477	1,627,905
3.63%, 07/15/23	256	279,744
PTC Inc., 3.63%, 02/15/25 (Call 02/15/22)(b)	200	207,206
Rackspace Hosting Inc., 8.63%, 11/15/24 (Call 11/15/20)(b)	485	508,508
Riverbed Technology Inc., 8.88%, 03/01/23 (Call 08/31/20)(b)	125	76,614
salesforce.com Inc., 3.25%, 04/11/23 (Call 03/11/23)	580	623,355
Solera LLC/Solera Finance Inc., 10.50%, 03/01/24 (Call 03/01/21)(b)	764	808,373
Sophia LP/Sophia Finance Inc., 9.00%, 09/30/23 (Call 09/30/20)(b)	190	192,972
Veritas U.S. Inc./Veritas Bermuda Ltd.
7.50%, 02/01/23 (Call 02/01/21)(b)	200	200,926
10.50%, 02/01/24 (Call 02/01/21)(b)	200	183,720
VMware Inc.
2.95%, 08/21/22 (Call 07/21/22)	863	900,929
4.50%, 05/15/25 (Call 04/15/25)	57	64,538

		28,210,064

Storage & Warehousing — 0.0%
GLP China Holdings Ltd., 4.97%, 02/26/24(c)	600	629,760
LBC Tank Terminals Holding Netherlands BV, 6.88%, 05/15/23 (Call 05/15/21)(b)	200	200,026

		829,786

Telecommunications — 1.0%
America Movil SAB de CV, 3.13%, 07/16/22	705	735,519

44

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
AT&T Inc.
2.63%, 12/01/22 (Call 09/01/22)	$289	$301,887
3.00%, 06/30/22 (Call 04/30/22)	978	1,020,895
3.40%, 06/15/22	126	132,917
3.40%, 05/15/25 (Call 02/15/25)	1,242	1,376,086
3.55%, 06/01/24 (Call 03/01/24)	98	107,954
3.60%, 02/17/23 (Call 12/17/22)	710	762,590
3.80%, 03/01/24 (Call 01/01/24)	740	820,756
3.90%, 03/11/24 (Call 12/11/23)	89	98,705
3.95%, 01/15/25 (Call 10/15/24)	267	300,180
4.05%, 12/15/23	150	167,279
4.45%, 04/01/24 (Call 01/01/24)	989	1,113,505
Bharti Airtel International Netherlands BV
5.13%, 03/11/23(c)	450	477,203
5.35%, 05/20/24(c)	450	486,725
Bharti Airtel Ltd., 4.38%, 06/10/25(c)	200	211,476
British Telecommunications PLC, 4.50%, 12/04/23 (Call 11/04/23)	225	251,188
CenturyLink Inc.
5.63%, 04/01/25 (Call 01/01/25)	215	229,833
Series T, 5.80%, 03/15/22	525	553,219
Series W, 6.75%, 12/01/23	275	305,206
Series Y, 7.50%, 04/01/24 (Call 01/01/24)	350	395,661
Cincinnati Bell Inc., 7.00%, 07/15/24 (Call 09/15/20)(b)	225	232,454
Cisco Systems Inc.
1.85%, 09/20/21 (Call 08/20/21)	964	980,484
2.20%, 09/20/23 (Call 07/20/23)	465	491,063
2.60%, 02/28/23	15	15,870
3.00%, 06/15/22	368	386,558
3.63%, 03/04/24	502	560,021
CommScope Inc., 5.50%, 03/01/24 (Call 03/01/21)(b)	470	487,677
CommScope Technologies LLC, 6.00%, 06/15/25 (Call 06/15/21)(b)	590	603,068
Consolidated Communications Inc., 6.50%, 10/01/22 (Call 10/01/20)(d)	175	171,306
Corning Inc., 2.90%, 05/15/22 (Call 03/15/22)	168	174,033
Deutsche Telekom International Finance BV, 2.49%, 09/19/23 (Call 07/19/23)(b)	200	209,696
Digicel Group 0.5 Ltd. (2.00% PIK), 10.00%, 04/01/24 (Call 08/14/20)(h)	193	147,268
Digicel Group Two Ltd., 8.25%, 09/30/22 (Call 09/30/20)(c)(j)	240	9,588
Digicel International Finance Ltd./Digicel Holdings Bermuda Ltd., 8.75%, 05/25/24 (Call 05/27/21)(c)(d)	200	202,018
Digicel Ltd., 6.75%, 03/01/23 (Call 03/01/21)(c)(j)	400	271,200
DKT Finance ApS, 9.38%, 06/17/23 (Call 06/17/21)(b)	200	202,210
Empresa Nacional de Telecomunicaciones SA, 4.88%, 10/30/24 (Call 07/30/24)(c)	400	429,380
Gogo Intermediate Holdings LLC/Gogo Finance Co. Inc., 9.88%, 05/01/24 (Call 05/01/21)(b)	355	327,441
GTT Communications Inc., 7.88%, 12/31/24 (Call 12/31/20)(b)	200	111,452
HC2 Holdings Inc., 11.50%, 12/01/21 (Call 12/01/20)(b)	131	123,251
HKT Capital No. 2 Ltd., 3.63%, 04/02/25(c)	300	320,946
Juniper Networks Inc., 4.50%, 03/15/24	217	243,806
Kenbourne Invest SA, 6.88%, 11/26/24 (Call 11/26/21)(c)	200	205,474
Koninklijke KPN NV, 7.00%, 03/28/73 (Call 03/28/23)(a)(b)	200	218,202
Level 3 Financing Inc.
5.13%, 05/01/23 (Call 08/31/20)	170	170,641
5.38%, 01/15/24 (Call 01/15/21)	350	355,555

Security	Par (000)	Value

Telecommunications (continued)
5.38%, 05/01/25 (Call 05/01/21)	$150	$154,782
5.63%, 02/01/23 (Call 08/31/20)	48	48,188
Metropolitan Light Co. Ltd., 5.50%, 11/21/22 (Call 11/21/20)(b)	664	673,183
Motorola Solutions Inc.
3.50%, 03/01/23	143	152,720
3.75%, 05/15/22	310	325,308
4.00%, 09/01/24	179	198,243
MTN Mauritius Investments Ltd., 4.76%, 11/11/24(c)	400	407,712
Network i2i Ltd., 5.65%, (Call 01/11/25)(a)(c)(e)	200	197,250
Nokia OYJ, 3.38%, 06/12/22	179	184,959
Ooredoo International Finance Ltd., 3.25%, 02/21/23(b)	500	524,630
Orange SA, 4.13%, 09/14/21	688	716,194
ORBCOMM Inc., 8.00%, 04/01/24 (Call 04/01/21)(b)	100	96,380
Oztel Holdings SPC Ltd., 5.63%, 10/24/23(c)	200	199,292
PCCW-HKT Capital No. 5 Ltd., 3.75%, 03/08/23(c)	200	209,114
Plantronics Inc., 5.50%, 05/31/23 (Call 05/15/21)(b)	190	179,586
Proven Glory Capital Ltd., 3.25%, 02/21/22(c)	600	607,668
Proven Honour Capital Ltd., 4.13%, 05/19/25(c)	200	210,864
Qwest Corp., 6.75%, 12/01/21	325	346,671
Rogers Communications Inc.
3.00%, 03/15/23 (Call 12/15/22)	413	438,866
4.10%, 10/01/23 (Call 07/01/23)	333	368,348
SES SA, 3.60%, 04/04/23(b)	7	7,346
Sprint Communications Inc.
6.00%, 11/15/22	880	951,245
9.25%, 04/15/22	75	82,775
11.50%, 11/15/21	333	373,849
Sprint Corp.
7.13%, 06/15/24	945	1,103,410
7.25%, 09/15/21	760	803,107
7.63%, 02/15/25 (Call 11/15/24)	550	668,398
7.88%, 09/15/23	1,600	1,857,024
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
3.36%, 03/20/23(b)	273	277,164
4.74%, 09/20/29(b)	200	218,066
Telecom Italia SpA/Milano, 5.30%, 05/30/24(b)	550	606,193
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/22	350	370,962
Telefonica Emisiones SA, 4.57%, 04/27/23	200	220,050
Telstra Corp. Ltd., 4.80%, 10/12/21(b)	96	100,574
T-Mobile USA Inc.
3.50%, 04/15/25 (Call 03/15/25)(b)	1,636	1,808,336
4.00%, 04/15/22 (Call 03/16/22)	225	234,450
5.13%, 04/15/25 (Call 04/15/21)	150	153,995
6.00%, 03/01/23 (Call 09/01/20)	463	465,394
6.00%, 04/15/24 (Call 04/15/21)	433	442,829
6.38%, 03/01/25 (Call 09/01/20)	570	584,734
Trilogy International Partners LLC/Trilogy International Finance Inc., 8.88%, 05/01/22 (Call 05/01/21)(b)	110	101,704
Turk Telekomunikasyon AS
4.88%, 06/19/24(c)	300	293,784
6.88%, 02/28/25(c)	200	208,362
VEON Holdings BV
4.95%, 06/16/24 (Call 03/16/24)(c)	300	323,142
5.95%, 02/13/23(c)	600	652,746
7.25%, 04/26/23 (Call 01/26/23)(c)	200	222,200
Verizon Communications Inc.
2.45%, 11/01/22 (Call 08/01/22)	537	559,345
2.95%, 03/15/22	1,488	1,550,005

45

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
3.38%, 02/15/25	$908	$1,018,585
3.50%, 11/01/24 (Call 08/01/24)	368	409,856
4.15%, 03/15/24 (Call 12/15/23)	38	42,521
5.15%, 09/15/23	1,734	1,982,049
Vodafone Group PLC
2.50%, 09/26/22	70	72,966
2.95%, 02/19/23	175	185,087
3.75%, 01/16/24	1,182	1,297,883
4.13%, 05/30/25	97	110,914

		44,100,454

Textiles — 0.0%
Eagle Intermediate Global Holding BV/Ruyi U.S. Finance LLC, 7.50%, 05/01/25 (Call 05/01/21)(c)	200	139,630
Mohawk Industries Inc., 3.85%, 02/01/23 (Call 11/01/22)	254	265,808

		405,438

Toys, Games & Hobbies — 0.0%
Hasbro Inc.
2.60%, 11/19/22	79	81,729
3.00%, 11/19/24 (Call 10/19/24)	143	150,613
Mattel Inc., 3.15%, 03/15/23 (Call 12/15/22)	91	89,387

		321,729

Transportation — 0.5%
Altera Infrastructure LP/Teekay Offshore Finance Corp., 8.50%, 07/15/23 (Call 07/15/21)(b)	250	218,685
AP Moller – Maersk A/S, 3.75%, 09/22/24 (Call 06/22/24)(b)	93	98,985
BPHL Capital Management Ltd., 5.95%, 02/27/23(c)	200	188,550
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	417	442,208
3.00%, 04/01/25 (Call 01/01/25)	250	277,508
3.05%, 03/15/22 (Call 12/15/21)	263	272,728
3.05%, 09/01/22 (Call 06/01/22)	395	414,481
3.40%, 09/01/24 (Call 12/01/23)	40	44,328
3.45%, 09/15/21 (Call 06/15/21)	74	75,990
3.75%, 04/01/24 (Call 01/01/24)	653	722,780
3.85%, 09/01/23 (Call 06/01/23)	620	678,627
Canadian National Railway Co.
2.85%, 12/15/21 (Call 09/15/21)	218	223,884
2.95%, 11/21/24 (Call 08/21/24)	18	19,473
Canadian Pacific Railway Co.
2.90%, 02/01/25 (Call 11/01/24)	665	724,750
4.45%, 03/15/23 (Call 12/15/22)	48	52,160
COSCO Finance 2011 Ltd., 4.00%, 12/03/22(c)	200	210,784
CRCC Chengan Ltd., 3.97%, (Call 06/27/24)(a)(c)(e)	400	409,228
CSX Corp., 3.70%, 11/01/23 (Call 08/01/23)	101	110,894
Eastern Creation II Investment Holdings Ltd., 2.80%, 07/15/22(c)	400	408,212
FedEx Corp.
2.63%, 08/01/22	464	482,982
3.20%, 02/01/25	63	69,221
3.40%, 01/14/22	135	140,547
3.80%, 05/15/25 (Call 04/15/25)	936	1,057,483
4.00%, 01/15/24	312	347,712
Global Ship Lease Inc., 9.88%, 11/15/22 (Call 11/15/20)(b)	200	191,806
Hidrovias International Finance SARL, 5.95%, 01/24/25 (Call 01/24/22)(c)	300	306,786
JB Hunt Transport Services Inc., 3.30%, 08/15/22 (Call 06/15/22)	20	20,942
Kansas City Southern, 3.00%, 05/15/23 (Call 02/15/23)	345	358,869

Security	Par (000)	Value

Transportation (continued)
Kenan Advantage Group Inc. (The), 7.88%, 07/31/23 (Call 07/31/20)(b)(d)	$140	$127,929
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., 8.13%, 11/15/21 (Call 08/31/20)(b)	210	124,501
Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc., 7.38%, 01/15/22 (Call 01/15/21)(b)	196	83,804
Navios South American Logistics Inc./Navios Logistics Finance U.S. Inc., 10.75%, 07/01/25 (Call 08/01/22)(b)	200	214,000
Norfolk Southern Corp.
2.90%, 02/15/23 (Call 11/15/22)	339	357,811
3.00%, 04/01/22 (Call 01/01/22)	228	236,434
3.25%, 12/01/21 (Call 09/01/21)	689	709,946
3.85%, 01/15/24 (Call 10/15/23)	119	131,115
Pelabuhan Indonesia III Persero PT
4.50%, 05/02/23(c)	200	211,928
4.88%, 10/01/24(c)	200	217,186
Rumo Luxembourg Sarl, 7.38%, 02/09/24 (Call 02/09/21)(c)	500	526,690
Russian Railways via RZD Capital PLC, 5.70%, 04/05/22(c)	600	638,514
Ryder System Inc.
2.25%, 09/01/21 (Call 08/01/21)	230	233,434
2.50%, 09/01/22 (Call 08/01/22)	160	164,645
2.50%, 09/01/24 (Call 08/01/24)	169	177,653
2.80%, 03/01/22 (Call 02/01/22)	100	103,167
2.88%, 06/01/22 (Call 05/01/22)	77	79,960
3.40%, 03/01/23 (Call 02/01/23)	300	317,490
3.45%, 11/15/21 (Call 10/15/21)	5	5,158
3.65%, 03/18/24 (Call 02/18/24)	284	309,012
3.75%, 06/09/23 (Call 05/09/23)	210	225,836
3.88%, 12/01/23 (Call 11/01/23)	366	397,633
4.63%, 06/01/25 (Call 05/01/25)	6	6,861
SCF Capital Designated Activity Co., 5.38%, 06/16/23(c)	400	429,264
Teekay Corp., 9.25%, 11/15/22 (Call 11/15/20)(b)	64	62,862
Transnet SOC Ltd., 4.00%, 07/26/22(b)	200	198,948
Ukraine Railways Via Rail Capital Markets PLC, 8.25%, 07/09/24(c)	200	198,744
Union Pacific Corp.
2.75%, 04/15/23 (Call 01/15/23)	52	54,817
2.95%, 03/01/22	255	265,503
2.95%, 01/15/23 (Call 10/15/22)	140	147,358
3.15%, 03/01/24 (Call 02/01/24)	463	503,003
3.25%, 01/15/25 (Call 10/15/24)	123	135,584
3.50%, 06/08/23 (Call 05/08/23)	670	726,776
3.65%, 02/15/24 (Call 11/15/23)	445	487,457
3.75%, 03/15/24 (Call 12/15/23)	56	61,752
4.16%, 07/15/22 (Call 04/15/22)	441	469,251
United Parcel Service Inc.
2.20%, 09/01/24 (Call 08/01/24)	232	246,403
2.35%, 05/16/22 (Call 04/16/22)	372	384,886
2.45%, 10/01/22	785	819,940
2.50%, 04/01/23 (Call 03/01/23)	588	619,393
2.80%, 11/15/24 (Call 09/15/24)	73	79,465
3.90%, 04/01/25 (Call 03/01/25)	418	477,540
XPO Logistics Inc.
6.13%, 09/01/23 (Call 09/01/20)(b)	162	165,287
6.25%, 05/01/25 (Call 05/01/22)(b)	420	454,465
6.50%, 06/15/22 (Call 08/31/20)(b)	569	570,548
6.75%, 08/15/24 (Call 08/15/21)(b)	352	378,435

		22,108,991

46

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Trucking & Leasing — 0.1%
Aviation Capital Group LLC
2.88%, 01/20/22 (Call 12/20/21)(b)	$103	$101,281
3.88%, 05/01/23 (Call 04/01/23)(b)	439	430,562
4.38%, 01/30/24 (Call 12/30/23)(b)	250	245,403
CMB International Leasing Management Ltd., 3.00%, 07/03/24(c)	400	413,304
DAE Funding LLC
4.50%, 08/01/22 (Call 08/01/20)(c)	375	368,366
5.00%, 08/01/24 (Call 08/01/20)(c)	400	369,948
Fly Leasing Ltd., 6.38%, 10/15/21 (Call 10/15/20)(d)	200	184,892
Fortress Transportation & Infrastructure Investors LLC, 6.75%, 03/15/22 (Call 03/15/21)(b)	271	274,661
GATX Corp.
3.25%, 03/30/25 (Call 12/30/24)	23	24,321
4.35%, 02/15/24 (Call 01/15/24)	214	234,217
Penske Truck Leasing Co. LP/PTL Finance Corp.
2.70%, 03/14/23 (Call 02/14/23)(b)	638	661,370
2.70%, 11/01/24 (Call 10/01/24)(b)	70	73,518
3.38%, 02/01/22 (Call 12/01/21)(b)	459	473,527
3.45%, 07/01/24 (Call 06/01/24)(b)	89	96,943
3.90%, 02/01/24 (Call 01/01/24)(b)	293	316,206
4.13%, 08/01/23 (Call 07/01/23)(b)	408	441,293
4.25%, 01/17/23(b)	70	75,205
4.88%, 07/11/22(b)	141	151,124
SMBC Aviation Capital Finance DAC
3.00%, 07/15/22 (Call 06/15/22)(b)	310	312,703
4.13%, 07/15/23 (Call 06/15/23)(b)	250	261,882

		5,510,726

Water — 0.0%
Agua y Saneamientos Argentinos SA, 6.63%, 02/01/23 (Call 02/01/21)(c)	300	132,306
American Water Capital Corp.
3.40%, 03/01/25 (Call 12/01/24)	35	39,102
3.85%, 03/01/24 (Call 12/01/23)	160	176,864
Aquarion Co., 4.00%, 08/15/24 (Call 05/15/24)(b)	25	27,503

		375,775

Total Corporate Bonds & Notes — 37.2% (Cost: $1,546,186,474)		1,587,208,624

Foreign Government Obligations

Argentina — 0.1%
Argentina Bonar Bonds, 8.75%, 05/07/24(j)	4,825	1,848,313
Argentine Republic Government International Bond
4.63%, 01/11/23(j)	800	353,000
5.63%, 01/26/22(j)	1,215	536,362
Provincia de Cordoba, 7.45%, 09/01/24(c)	150	97,360
Provincia de Entre Rios Argentina, 8.75%, 02/08/25(c)	150	72,089

		2,907,124

Azerbaijan — 0.0%
Republic of Azerbaijan International Bond, 4.75%, 03/18/24(c)	800	863,368
State Oil Co. of the Azerbaijan Republic, 4.75%, 03/13/23(c)	200	210,216

		1,073,584

Bahrain — 0.1%
Bahrain Government International Bond
6.13%, 07/05/22(b)(d)	800	836,088
6.13%, 08/01/23(c)	600	639,150

Security	Par (000)	Value

Bahrain (continued)
CBB International Sukuk Co. 5 SPC, 5.62%, 02/12/24(c)	$200	$209,220
CBB International Sukuk Co. 6 SPC, 5.25%, 03/20/25(c)	200	209,506
CBB International Sukuk Programme Co. SPC
6.25%, 11/14/24(c)	200	216,630
6.25%, 11/14/24(b)	200	216,630

		2,327,224

Belarus — 0.0%
Development Bank of the Republic of Belarus JSC, 6.75%, 05/02/24(c)	200	191,726
Republic of Belarus International Bond, 6.88%, 02/28/23(c)	200	202,456

		394,182

Bermuda — 0.0%
Bermuda Government International Bond, 4.85%, 02/06/24(c)	500	549,475

Bolivia — 0.0%
Bolivian Government International Bond, 4.88%, 10/29/22(c)	200	197,176

Brazil — 0.1%
Banco Nacional de Desenvolvimento Economico e Social, 5.75%, 09/26/23(c)	400	438,940
Brazilian Government International Bond
2.63%, 01/05/23	1,400	1,442,966
2.88%, 06/06/25	600	608,040
4.25%, 01/07/25(d)	1,600	1,724,640
8.75%, 02/04/25	300	372,423
8.88%, 04/15/24	226	282,190

		4,869,199

Canada — 0.9%
Canada Government International Bond
1.63%, 01/22/25	1,225	1,295,633
2.00%, 11/15/22	970	1,010,139
2.63%, 01/25/22	1,720	1,782,298
CDP Financial Inc.
0.88%, 06/10/25(b)	400	405,768
1.00%, 04/17/23(b)	1,000	1,016,950
2.75%, 03/07/22(b)	500	519,200
CPPIB Capital Inc., 1.25%, 03/04/25(b)	1,000	1,037,760
Export Development Canada
1.38%, 10/21/21	335	339,703
1.38%, 02/24/23	1,135	1,168,267
2.00%, 05/17/22	1,340	1,382,719
2.50%, 01/24/23	560	591,494
2.63%, 02/21/24	755	817,778
Hydro-Quebec, Series IO, 8.05%, 07/07/24	450	575,635
OMERS Finance Trust, 2.50%, 05/02/24(b)	500	534,765
Ontario Teachers’ Finance Trust
1.38%, 04/15/25(b)	500	516,525
2.13%, 09/19/22(b)	1,260	1,307,187
Province of Alberta Canada
1.00%, 05/20/25	1,000	1,015,790
1.88%, 11/13/24(d)	950	999,153
2.20%, 07/26/22	744	771,216
2.95%, 01/23/24	965	1,044,950
3.35%, 11/01/23	601	656,034
Province of British Columbia Canada
2.00%, 10/23/22	1,387	1,440,774
2.65%, 09/22/21	295	303,053

47

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Canada (continued)
Province of Manitoba Canada
2.10%, 09/06/22	$515	$533,097
2.13%, 05/04/22	475	489,744
3.05%, 05/14/24	35	38,274
Series GX, 2.60%, 04/16/24	505	543,865
Province of New Brunswick Canada, 2.50%, 12/12/22	106	110,924
Province of Ontario Canada
2.20%, 10/03/22	538	559,681
2.25%, 05/18/22	1,136	1,175,272
2.40%, 02/08/22	620	639,673
2.45%, 06/29/22	313	325,689
2.50%, 09/10/21	556	569,400
2.55%, 04/25/22	840	872,239
3.05%, 01/29/24	1,857	2,023,666
3.20%, 05/16/24	859	945,871
3.40%, 10/17/23	1,042	1,141,480
Province of Quebec Canada
0.60%, 07/23/25	1,000	1,002,960
2.38%, 01/31/22	1,053	1,085,274
2.63%, 02/13/23	709	749,760
2.75%, 08/25/21	400	410,484
Series QO, 2.88%, 10/16/24	430	472,794
Series QW, 2.50%, 04/09/24	1,300	1,397,669
Series QX, 1.50%, 02/11/25	1,416	1,478,658

		37,099,265

Chile — 0.0%
Chile Government International Bond
3.13%, 03/27/25	200	220,794
3.25%, 09/14/21	610	629,374

		850,168

China — 0.1%
China Government International Bond
1.88%, 12/03/22(c)	800	823,088
1.95%, 12/03/24(c)	500	526,795
2.13%, 11/02/22(c)	800	826,936
3.25%, 10/19/23(c)	400	433,512
Export-Import Bank of China (The)
2.63%, 03/14/22(c)	600	616,884
2.75%, 11/28/22(c)	1,000	1,042,000

		4,269,215

Colombia — 0.1%
Colombia Government International Bond
2.63%, 03/15/23 (Call 12/15/22)	700	719,264
4.00%, 02/26/24 (Call 11/26/23)	1,200	1,284,012
8.13%, 05/21/24	200	244,128

		2,247,404

Costa Rica — 0.0%
Costa Rica Government International Bond, 4.25%, 01/26/23(c)	1,100	1,057,199

Croatia — 0.0%
Croatia Government International Bond
5.50%, 04/04/23(c)	500	556,700
6.00%, 01/26/24(c)	400	464,692

		1,021,392

Denmark — 0.0%
Kommunekredit, 2.25%, 11/16/22(c)	500	522,115

Security	Par (000)	Value

Dominican Republic — 0.0%
Dominican Republic International Bond
5.50%, 01/27/25(c)	$900	$937,701
5.88%, 04/18/24(c)	200	210,072
6.60%, 01/28/24(c)	300	325,632

		1,473,405

Ecuador — 0.0%
Ecuador Government International Bond
7.88%, 03/27/25(c)(j)	200	102,364
7.95%, 06/20/24(c)(j)	850	464,797
8.75%, 06/02/23(c)(j)	600	317,034
10.75%, 03/28/22(c)(j)	700	381,402

		1,265,597

Egypt — 0.1%
Egypt Government International Bond
4.55%, 11/20/23(c)	600	596,646
5.58%, 02/21/23(c)	600	616,428
5.75%, 05/29/24(b)	1,050	1,060,994
6.13%, 01/31/22(c)	800	821,056
6.20%, 03/01/24(c)	200	205,748

		3,300,872

El Salvador — 0.0%
El Salvador Government International Bond
5.88%, 01/30/25(c)	200	181,220
7.75%, 01/24/23(c)	300	295,245

		476,465

Finland — 0.1%
Finnvera Oyj, 1.63%, 10/23/24(b)	960	1,007,098
Kuntarahoitus Oyj
2.50%, 11/15/23(b)	500	535,540
2.88%, 03/07/23(b)	400	426,776

		1,969,414

France — 0.1%
Agence Francaise de Developpement EPIC, 2.75%, 01/22/22(c)	1,000	1,034,870
Caisse d’Amortissement de la Dette Sociale
0.38%, 05/19/23(b)	2,000	2,004,460
1.88%, 02/12/22(b)(d)	550	563,381

		3,602,711

Gabon — 0.0%
Gabon Government International Bond, 6.38%, 12/12/24(c)	600	591,588

Germany — 0.1%
FMS Wertmanagement
2.00%, 08/01/22	740	766,351
2.75%, 03/06/23	575	612,755
2.75%, 01/30/24	1,410	1,531,218
Land Nordrhein-Westfalen, 1.50%, 02/13/23(c)	1,000	1,030,260

		3,940,584

Guatemala — 0.0%
Guatemala Government Bond, 5.75%, 06/06/22(c)	200	212,126

Hong Kong — 0.0%
Hong Kong Government International Bond, 2.50%, 05/28/24(b)	200	211,984

Hungary — 0.1%
Hungary Government International Bond
5.38%, 02/21/23	450	497,808

48

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hungary (continued)
5.38%, 03/25/24	$400	$459,704
5.75%, 11/22/23	1,348	1,549,836

		2,507,348

India — 0.0%
Export-Import Bank of India, 4.00%, 01/14/23(c)	600	631,308

Indonesia — 0.2%
Indonesia Government International Bond
2.95%, 01/11/23	340	353,297
3.38%, 04/15/23(c)	646	679,993
3.70%, 01/08/22(c)	400	415,008
3.75%, 04/25/22(c)	450	469,143
4.13%, 01/15/25(c)	600	669,156
4.45%, 02/11/24	200	221,048
5.38%, 10/17/23(c)	400	450,048
5.88%, 01/15/24(c)	800	920,104
Lembaga Pembiayaan Ekspor Indonesia, 3.88%, 04/06/24(c)	200	209,162
Perusahaan Penerbit SBSN Indonesia III
2.30%, 06/23/25(c)	600	616,056
3.40%, 03/29/22(c)	400	414,524
3.75%, 03/01/23(c)	700	739,669
3.90%, 08/20/24(c)	800	868,960
4.33%, 05/28/25(c)	300	336,591
4.35%, 09/10/24(c)	400	442,844

		7,805,603

Iraq — 0.0%
Iraq International Bond, 6.75%, 03/09/23(c)	300	285,942

Israel — 0.0%
Israel Government AID Bond, 5.50%, 09/18/23	380	441,058
Israel Government International Bond
3.15%, 06/30/23	500	536,025
4.00%, 06/30/22	500	532,450

		1,509,533

Italy — 0.1%
Republic of Italy Government International Bond
2.38%, 10/17/24	1,125	1,149,097
6.88%, 09/27/23	1,562	1,815,622

		2,964,719

Japan — 0.3%
Development Bank of Japan Inc.
1.63%, 09/01/21(b)	250	253,280
1.88%, 10/02/24(c)	500	525,700
2.50%, 10/18/22(c)	700	730,604
3.13%, 09/06/23(b)	985	1,064,923
Japan Bank for International Cooperation
0.63%, 05/22/23	1,000	1,006,100
0.63%, 07/15/25	1,000	1,003,380
1.75%, 10/17/24	250	262,738
2.00%, 11/04/21	400	408,140
2.38%, 07/21/22	700	727,314
2.38%, 11/16/22	850	888,139
2.50%, 06/01/22	940	976,350
2.50%, 05/23/24	1,750	1,883,385
3.00%, 05/29/24	500	547,410
3.25%, 07/20/23	500	541,370
3.38%, 10/31/23	400	437,664

Security	Par (000)	Value

Japan (continued)
Japan Finance Organization for Municipalities, 1.00%, 05/21/25(b)	$500	$507,395

		11,763,892

Jersey — 0.1%
IDB Trust Services Ltd.
1.81%, 02/26/25(c)	1,000	1,041,990
1.96%, 10/02/24(c)	500	523,515
2.26%, 12/07/21(c)	400	407,920
2.39%, 04/12/22(c)	500	514,025
2.84%, 04/25/24(c)	500	533,795
3.39%, 09/26/23(c)	500	540,265

		3,561,510

Kazakhstan — 0.0%
Kazakhstan Government International Bond
3.88%, 10/14/24(c)	1,000	1,095,040
5.13%, 07/21/25(c)	200	233,834

		1,328,874

Kenya — 0.0%
Kenya Government International Bond, 6.88%, 06/24/24(c)	700	711,676

Kuwait — 0.0%
Kuwait International Government Bond, 2.75%, 03/20/22(c)	1,400	1,445,668

Lebanon — 0.0%
Lebanon Government International Bond
6.00%, 01/27/23(c)(j)	600	101,286
6.10%, 10/04/22(c)(j)	150	27,114
6.20%, 02/26/25(c)	200	32,952
6.25%, 05/27/22(j)	185	32,804
6.40%, 05/26/23(j)	100	16,634
6.65%, 04/22/24(c)(j)	250	41,668

		252,458

Lithuania — 0.1%
Lithuania Government International Bond, 6.63%, 02/01/22(c)	2,700	2,937,654

Malaysia — 0.0%
1MDB Global Investments Ltd., 4.40%, 03/09/23(c)	1,000	989,980
Export-Import Bank of Malaysia Bhd, 2.48%, 10/20/21(c)	400	405,112
Malaysia Sovereign Sukuk Bhd, 3.04%, 04/22/25(c)	400	432,896

		1,827,988

Mexico — 0.1%
Mexico Government International Bond
3.63%, 03/15/22	2,400	2,508,432
3.90%, 04/27/25 (Call 03/27/25)	300	325,638
4.00%, 10/02/23	1,570	1,692,083
8.00%, 09/24/22	300	338,754

		4,864,907

Mongolia — 0.0%
Mongolia Government International Bond
5.13%, 12/05/22(c)	650	656,513
5.63%, 05/01/23(c)	400	408,432

		1,064,945

Morocco — 0.0%
Morocco Government International Bond, 4.25%, 12/11/22(c)	420	441,210

Namibia — 0.0%
Namibia International Bonds, 5.50%, 11/03/21(c)	200	200,010

49

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Nigeria — 0.0%
Nigeria Government International Bond, 6.38%, 07/12/23(c)	$200	$205,210

Norway — 0.1%
Kommunalbanken AS
0.88%, 03/12/25(b)	1,000	1,020,500
2.00%, 06/19/24(b)(d)	1,050	1,115,247
2.50%, 01/11/23(b)	450	474,174
2.75%, 02/05/24(b)	500	541,800
3.13%, 10/18/21(b)	500	517,075

		3,668,796

Oman — 0.1%
Oman Government International Bond
3.88%, 03/08/22(c)	600	593,040
4.13%, 01/17/23(c)	500	491,355
4.88%, 02/01/25(c)	200	192,672
Oman Sovereign Sukuk Co., 4.40%, 06/01/24(c)	700	692,769

		1,969,836

Pakistan — 0.0%
Pakistan Government International Bond, 8.25%, 04/15/24(c)	400	418,300
Third Pakistan International Sukuk Co. Ltd. (The)
5.50%, 10/13/21(c)	200	200,026
5.63%, 12/05/22(c)	400	396,040

		1,014,366

Panama — 0.0%
Panama Government International Bond
3.75%, 03/16/25 (Call 12/16/24)	500	552,265
4.00%, 09/22/24 (Call 06/24/24)	500	552,480

		1,104,745

Paraguay — 0.0%
Paraguay Government International Bond, 4.63%, 01/25/23(c)	200	214,362

Peru — 0.1%
Corp. Financiera de Desarrollo SA, 4.75%, 02/08/22(c)	500	520,465
Fondo MIVIVIENDA SA, 3.50%, 01/31/23(c)	570	588,485
Peruvian Government International Bond, 7.35%, 07/21/25	700	908,509

		2,017,459

Philippines — 0.1%
Philippine Government International Bond, 4.20%, 01/21/24	2,000	2,215,080

Poland — 0.1%
Republic of Poland Government International Bond
3.00%, 03/17/23	1,268	1,348,898
4.00%, 01/22/24	221	247,054
5.00%, 03/23/22	1,603	1,723,369

		3,319,321

Qatar — 0.1%
Qatar Government International Bond
3.38%, 03/14/24(c)	800	868,328
3.40%, 04/16/25(c)	1,000	1,103,970
3.88%, 04/23/23(c)	900	972,972
4.50%, 01/20/22(b)	914	962,707
SoQ Sukuk A QSC, 3.24%, 01/18/23(c)	550	580,850

		4,488,827

Security	Par (000)	Value

Romania — 0.0%
Romanian Government International Bond
4.38%, 08/22/23(c)	$600	$646,680
4.88%, 01/22/24(c)	150	165,782
6.75%, 02/07/22(c)	700	756,231

		1,568,693

Russia — 0.1%
Russian Foreign Bond-Eurobond
4.50%, 04/04/22(c)	1,600	1,690,048
4.88%, 09/16/23(c)	800	889,008

		2,579,056

Saudi Arabia — 0.2%
KSA Sukuk Ltd., 2.89%, 04/20/22(c)	2,000	2,066,660
Saudi Government International Bond
2.38%, 10/26/21(c)	1,800	1,833,912
2.88%, 03/04/23(c)	650	681,427
4.00%, 04/17/25(c)	1,600	1,786,688

		6,368,687

Senegal — 0.0%
Senegal Government International Bond, 6.25%, 07/30/24(c)	200	209,608

Serbia — 0.0%
Serbia International Bond, 7.25%, 09/28/21(c)	532	566,383

South Africa — 0.0%
Republic of South Africa Government International Bond
4.67%, 01/17/24	200	206,296
5.88%, 05/30/22	800	845,272

		1,051,568

South Korea — 0.2%
Export-Import Bank of Korea
1.13%, 06/01/23, (3 mo. LIBOR US + 0.775%)(f)	200	200,858
1.18%, 11/01/22, (3 mo. LIBOR US + 0.925%)(f)	1,000	1,008,790
1.88%, 10/21/21	200	202,842
1.88%, 02/12/25	600	626,400
2.75%, 01/25/22	1,000	1,030,370
3.00%, 11/01/22	200	210,188
4.00%, 01/14/24	200	221,464
4.38%, 09/15/21	400	416,492
5.00%, 04/11/22	900	965,151
Industrial Bank of Korea, 2.13%, 10/23/24(c)	400	420,860
Korea Development Bank (The)
1.25%, 06/03/25(c)	800	814,168
1.75%, 02/18/25	500	519,220
Korea Electric Power Corp., 1.13%, 06/15/25(b)	600	605,784
Korea International Bond
2.00%, 06/19/24	600	628,794
3.88%, 09/11/23	200	219,712
Korea National Oil Corp., 2.88%, 03/27/22(c)	400	413,456
Suhyup Bank, 3.63%, 01/29/24(c)	200	218,102

		8,722,651

Sri Lanka — 0.0%
Sri Lanka Government International Bond
5.75%, 01/18/22(c)	200	174,034
5.75%, 04/18/23(c)	600	485,124
5.88%, 07/25/22(c)	400	338,300
6.35%, 06/28/24(c)	400	318,200
6.85%, 03/14/24(c)	400	318,256

		1,633,914

50

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Supranational — 2.2%
African Development Bank
0.75%, 04/03/23	$1,100	$1,115,389
1.63%, 09/16/22	25	25,739
2.13%, 11/16/22	1,060	1,105,686
2.38%, 09/23/21	320	327,808
3.00%, 09/20/23	1,300	1,411,319
African Export-Import Bank (The)
4.13%, 06/20/24(c)	250	260,670
5.25%, 10/11/23(c)	250	269,470
Asian Development Bank
0.63%, 04/29/25	2,000	2,024,960
1.50%, 10/18/24	2,933	3,080,999
1.63%, 01/24/23	1,033	1,068,928
1.75%, 09/13/22	2,043	2,109,357
1.88%, 02/18/22	480	492,269
2.00%, 02/16/22(d)	1,039	1,067,635
2.00%, 01/22/25	145	155,640
2.63%, 01/30/24	1,507	1,630,167
2.75%, 03/17/23	1,361	1,450,935
Asian Infrastructure Investment Bank (The), 2.25%, 05/16/24	1,508	1,617,360
Central American Bank for Economic Integration, 2.00%, 05/06/25(b)	400	410,400
Corp. Andina de Fomento
2.13%, 09/27/21	310	312,350
4.38%, 06/15/22	750	791,783
Council of Europe Development Bank
1.75%, 09/26/22	734	758,163
2.63%, 02/13/23(d)	1,000	1,060,630
European Bank for Reconstruction & Development
1.50%, 11/02/21	160	162,531
1.50%, 02/13/25	1,150	1,209,248
1.88%, 02/23/22	800	820,656
2.13%, 03/07/22	285	293,598
2.75%, 03/07/23	425	452,782
European Investment Bank
0.25%, 09/15/23	1,000	1,001,300
1.38%, 09/15/21	891	902,672
1.63%, 03/14/25	2,005	2,124,338
1.88%, 02/10/25	22	23,536
2.00%, 12/15/22	1,340	1,397,298
2.13%, 10/15/21	565	578,018
2.25%, 03/15/22	1,370	1,415,580
2.25%, 08/15/22	1,195	1,245,023
2.25%, 06/24/24	1,731	1,863,872
2.38%, 06/15/22	2,450	2,550,058
2.50%, 03/15/23	2,304	2,442,724
2.63%, 05/20/22	1,128	1,177,249
2.63%, 03/15/24	2,685	2,913,977
2.88%, 12/15/21	78	80,853
2.88%, 08/15/23	1,713	1,851,530
3.13%, 12/14/23	399	437,763
3.25%, 01/29/24	3,194	3,527,805
European Stability Mechanism, 1.38%, 09/11/24(b)	1,000	1,040,970
Inter-American Development Bank
0.88%, 04/03/25	2,042	2,090,640
1.25%, 09/14/21	518	523,936
1.75%, 04/14/22	1,252	1,284,627
1.75%, 09/14/22	866	894,076
1.75%, 03/14/25	1,140	1,212,515

Security	Par (000)	Value

Supranational (continued)
2.13%, 01/18/22	$1,390	$1,428,739
2.13%, 01/15/25	1,032	1,112,599
2.50%, 01/18/23	1,654	1,746,475
2.63%, 01/16/24	1,076	1,163,307
3.00%, 10/04/23	624	678,556
3.00%, 02/21/24	646	707,906
International Bank for Reconstruction & Development
0.38%, 07/28/25	2,000	2,002,180
0.63%, 04/22/25	3,000	3,039,600
0.75%, 03/11/25	2,000	2,037,860
1.38%, 09/20/21	826	836,953
1.50%, 08/28/24	155	162,552
1.63%, 02/10/22	2,649	2,706,086
1.63%, 01/15/25	794	839,345
1.75%, 04/19/23	5	5,207
1.88%, 06/19/23	270	282,839
2.00%, 01/26/22	2,078	2,133,129
2.13%, 12/13/21	206	211,401
2.13%, 07/01/22	1,050	1,088,661
2.13%, 02/13/23	315	330,227
2.50%, 03/19/24	4,035	4,361,189
2.50%, 11/25/24	1,103	1,205,744
3.00%, 09/27/23	1,960	2,130,775
7.63%, 01/19/23	1,826	2,155,483
International Development Association, 2.75%, 04/24/23(b)	300	320,250
International Finance Corp.
1.38%, 10/16/24	987	1,031,533
2.00%, 10/24/22	887	922,418
2.88%, 07/31/23	540	582,795
Nordic Investment Bank
1.25%, 08/02/21	650	656,676
2.13%, 02/01/22	540	555,363
2.25%, 05/21/24	1,000	1,073,650

		95,576,330

Sweden — 0.2%
Kommuninvest I Sverige AB
0.38%, 02/16/24(b)	1,000	1,002,340
1.63%, 10/24/22(b)	1,000	1,029,960
2.63%, 09/15/22(b)(d)	1,000	1,049,870
Svensk Exportkredit AB
0.63%, 05/14/25	1,050	1,057,843
1.75%, 12/12/23	200	209,332
2.00%, 08/30/22	500	517,430
2.38%, 03/09/22	450	464,837
2.88%, 03/14/23	760	809,962
3.13%, 11/08/21	10	10,357
Sweden Government International Bond
0.75%, 03/30/22(b)(d)	1,200	1,210,800
2.38%, 02/15/23(b)	1,325	1,396,682
2.50%, 02/28/22(b)(d)	1,335	1,382,980

		10,142,393

Tunisia — 0.0%
Banque Centrale de Tunisie International Bond, 5.75%, 01/30/25(c)	400	368,072

Turkey — 0.2%
Export Credit Bank of Turkey, 4.25%, 09/18/22(c)	400	379,212
Hazine Mustesarligi Varlik Kiralama AS
4.49%, 11/25/24(c)	400	377,116
5.00%, 04/06/23(c)	400	389,644

51

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Turkey (continued)
5.80%, 02/21/22(c)	$800	$800,040
Turkey Government International Bond
3.25%, 03/23/23	600	555,246
4.25%, 03/13/25(d)	800	722,384
5.13%, 03/25/22	271	266,312
5.60%, 11/14/24	1,000	952,660
5.75%, 03/22/24	800	767,488
6.25%, 09/26/22	980	972,728
6.35%, 08/10/24	900	880,758
7.25%, 12/23/23	1,000	1,006,480
7.38%, 02/05/25(d)	1,150	1,169,067
Turkiye Ihracat Kredi Bankasi AS, 8.25%, 01/24/24(c)	400	409,800

		9,648,935

Ukraine — 0.1%
Ukraine Government International Bond
7.25%, 03/15/33(b)(d)	836	813,261
7.75%, 09/01/22(c)	400	416,032
7.75%, 09/01/23(c)	430	446,198
7.75%, 09/01/24(c)	450	465,804
8.99%, 02/01/24(c)	400	430,124

		2,571,419

United Arab Emirates — 0.1%
Abu Dhabi Government International Bond
2.13%, 09/30/24(c)	800	837,440
2.50%, 10/11/22(c)	1,400	1,456,882
2.50%, 04/16/25(c)	1,400	1,491,532
Dubai DOF Sukuk Ltd.
3.88%, 01/30/23(c)	400	420,464
6.45%, 05/02/22(c)	200	217,078
RAK Capital, 3.09%, 03/31/25(c)	500	527,290

		4,950,686

United Kingdom — 0.1%
Bank of England Euro Note, 0.50%, 04/28/23(b)	2,200	2,215,840

Uruguay — 0.0%
Uruguay Government International Bond
4.50%, 08/14/24(d)	400	442,080
8.00%, 11/18/22	180	196,720

		638,800

Venezuela — 0.0%
Venezuela Government International Bond
7.75%, 10/13/19(c)(j)	325	22,263
9.00%, 05/07/23(c)(j)	100	6,958
12.75%, 08/23/22(c)(j)	300	20,901

		50,122

Vietnam — 0.0%
Vietnam Government International Bond, 4.80%, 11/19/24(c)	200	222,736

Zambia — 0.0%
Zambia Government International Bond
5.38%, 09/20/22(c)	367	205,417
8.50%, 04/14/24(c)	200	111,826

		317,243

Total Foreign Government Obligations — 6.8% (Cost: $288,177,682)		292,155,851

Security	Par (000)	Value

Municipal Debt Obligations

California — 0.1%
State of California GO BAB, 5.70%, 11/01/21	$2,400	$2,559,120
University of California RB, 0.88%, 05/15/25 (Call 04/15/25)	70	70,579

		2,629,699

Florida — 0.0%
State Board of Administration Finance Corp. RB, Series A, 2.64%, 07/01/21	100	101,902

New York — 0.0%
New York State Urban Development Corp. RB, Series B, 2.10%, 03/15/22	125	127,089

Total Municipal Debt Obligations — 0.1% (Cost: $2,815,934)		2,858,690

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 6.3%
Federal Home Loan Mortgage Corp.
2.50%, 01/01/30	700	738,586
2.50%, 08/01/31	472	498,554
2.50%, 10/01/31	1,314	1,381,657
2.50%, 12/01/31	692	728,250
2.50%, 02/01/32	760	803,163
2.50%, 01/01/33	2,163	2,292,362
3.00%, 05/01/29	286	302,564
3.00%, 05/01/30	635	669,016
3.00%, 06/01/30	53	55,932
3.00%, 07/01/30	401	423,575
3.00%, 12/01/30	668	703,920
3.00%, 05/01/31	258	271,885
3.00%, 06/01/31	168	176,250
3.50%, 05/01/32	127	136,109
3.50%, 09/01/32	115	121,210
3.50%, 07/01/33	399	418,751
3.50%, 06/01/34	2,067	2,167,677
3.63%, 02/01/45, (12 mo. LIBOR US + 1.622%)(f)	27	27,863
4.00%, 05/01/33	337	356,262
Federal National Mortgage Association
2.00%, 08/01/35(k)	7,500	7,803,469
2.50%, 08/01/35(k)	81,625	85,677,051
3.00%, 08/01/35(k)	18,145	19,043,036
3.50%, 08/01/35(k)	13,424	14,093,102
3.51%, 04/01/44, (12 mo. LIBOR US + 1.590%)(f)	69	73,000
3.75%, 12/01/44, (12 mo. LIBOR US + 1.576%)(f)	26	26,741
4.00%, 12/01/33	1,718	1,826,472
4.00%, 08/01/35(k)	3,779	4,001,680
4.50%, 08/01/35(k)	112	117,541
5.00%, 08/01/35(k)	178	187,251
Series 2012-M13, Class A2, 2.38%, 05/25/22	784	800,087
Series 2014-M13, Class A2, 3.02%, 08/25/24(a)	95	103,057
FHLMC Multifamily Structured Pass Through Certificates
Series K010, Class A2, 4.33%, 10/25/20(a)	673	673,226
Series K013, Class A2, 3.97%, 01/25/21 (Call 01/11/21)(a)	48	48,485
Series K017, Class A2, 2.87%, 12/25/21	676	688,847
Series K020, Class A2, 2.37%, 05/25/22	100	101,979
Series K022, Class A2, 2.36%, 07/25/22	3,000	3,089,324
Series K027, Class A2, 2.64%, 01/25/23	2,358	2,465,391

52

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series K028, Class A2, 3.11%, 02/25/23	$500	$528,580
Series K030, Class A2, 3.25%, 04/25/23(a)	2,500	2,659,116
Series K033, Class A2, 3.06%, 07/25/23(a)	2,000	2,133,993
Series K034, Class A2, 3.53%, 07/25/23(a)	1,250	1,350,384
Series K036, Class A2, 3.53%, 10/25/23(a)	500	543,396
Series K038, Class A1, 2.60%, 10/25/23	32	33,192
Series K067, Class A1, 2.90%, 03/25/27	3,721	4,036,175
Series K-1512, Class A2, 2.99%, 05/25/31	460	545,293
Series K-1512, Class A3, 3.06%, 04/25/34	450	533,507
Series K722, Class A2, 2.41%, 03/25/23	1,700	1,767,347
Series K724, Class A2, 3.06%, 11/25/23(a)	1,500	1,605,561
Series K725, Class A1, 2.67%, 05/25/23	532	543,729
Series K729, Class A1, 2.95%, 02/25/24	2,729	2,807,926
Uniform Mortgage-Backed Securities
2.50%, 07/01/28	866	910,114
2.50%, 12/01/29	225	236,468
2.50%, 03/01/30	120	126,656
2.50%, 07/01/30	146	152,936
2.50%, 08/01/30	435	457,860
2.50%, 12/01/30	72	75,198
2.50%, 01/01/31	65	68,491
2.50%, 08/01/31	1,337	1,419,246
2.50%, 09/01/31	1,307	1,374,258
2.50%, 10/01/31	6,105	6,418,912
2.50%, 12/01/31	1,844	1,939,700
2.50%, 01/01/32	7,400	7,821,102
2.50%, 02/01/32	1,321	1,397,819
2.50%, 03/01/32	1,340	1,409,580
2.50%, 04/01/32	1,742	1,831,352
2.50%, 10/01/32	196	207,385
2.50%, 01/01/33	1,673	1,759,409
3.00%, 10/01/27	66	69,282
3.00%, 10/01/28	338	356,502
3.00%, 11/01/28	302	319,153
3.00%, 03/01/30	7,499	7,873,890
3.00%, 04/01/30	143	150,922
3.00%, 07/01/30	92	97,670
3.00%, 08/01/30	347	365,260
3.00%, 09/01/30	611	643,450
3.00%, 10/01/30	282	297,522
3.00%, 11/01/30	70	73,676
3.00%, 12/01/30	266	280,390
3.00%, 01/01/31	3,205	3,394,416
3.00%, 02/01/31	1,640	1,739,598
3.00%, 03/01/31	349	371,198
3.00%, 04/01/31	167	177,779
3.00%, 06/01/31	895	950,355
3.00%, 07/01/31	1,096	1,171,284
3.00%, 09/01/31	284	301,606
3.00%, 10/01/31	81	85,202
3.00%, 01/01/32	1,010	1,078,212
3.00%, 02/01/32	3,371	3,595,448
3.00%, 03/01/32	296	314,584
3.00%, 06/01/32	1,053	1,109,258
3.00%, 08/01/32	592	633,234
3.00%, 11/01/32	911	975,746
3.00%, 12/01/32	1,945	2,059,767
3.00%, 02/01/33	1,063	1,138,170
3.00%, 10/01/33	1,654	1,736,465
3.00%, 07/01/34	1,001	1,050,180

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 09/01/34	$7,748	$8,227,610
3.00%, 11/01/34	1,034	1,093,594
3.00%, 12/01/34	11,686	12,257,677
3.50%, 01/01/27	14	14,691
3.50%, 12/01/29	28	29,609
3.50%, 07/01/30	297	314,564
3.50%, 10/01/30	158	166,944
3.50%, 11/01/30	21	21,964
3.50%, 03/01/31	190	199,555
3.50%, 06/01/31	279	298,106
3.50%, 01/01/32	141	151,810
3.50%, 05/01/32	240	257,342
3.50%, 06/01/32	243	261,623
3.50%, 07/01/32	78	82,621
3.50%, 08/01/32	85	90,191
3.50%, 09/01/32	560	593,419
3.50%, 10/01/32	89	94,376
3.50%, 11/01/32	61	65,316
3.50%, 03/01/33	741	797,377
3.50%, 04/01/33	1,121	1,194,344
3.50%, 05/01/33	638	685,752
3.50%, 06/01/33	1,783	1,870,563
3.50%, 07/01/34	2,462	2,604,024
3.50%, 08/01/34	2,088	2,190,921
3.50%, 01/01/35	1,068	1,134,092
4.00%, 07/01/29	182	193,826
4.00%, 07/01/32	594	630,947
4.00%, 05/01/33	742	785,793
4.00%, 06/01/33	376	397,621
4.00%, 07/01/33	272	288,512

		269,193,013

U.S. Government Agency Obligations — 1.9%
Federal Farm Credit Banks, 2.85%, 09/20/21	645	662,808
Federal Farm Credit Banks Funding Corp.
1.13%, 07/14/21	970	979,176
1.85%, 07/26/24	35	36,957
1.90%, 06/24/21	115	116,511
2.88%, 12/10/21	275	284,782
Federal Home Loan Banks
1.38%, 09/28/20	250	250,483
1.50%, 08/15/24	260	272,722
1.88%, 12/11/20	180	181,022
1.88%, 11/29/21	200	204,578
2.13%, 06/10/22	600	621,318
2.13%, 06/09/23	300	316,020
2.38%, 09/10/21	600	614,628
2.63%, 12/10/21	650	671,457
3.00%, 12/09/22	3,724	3,969,933
3.38%, 09/08/23	1,105	1,211,953
3.63%, 06/11/21	6,915	7,121,828
Federal Home Loan Mortgage Corp.
0.13%, 07/25/22	615	614,274
1.13%, 08/12/21	1,150	1,161,810
2.38%, 02/16/21	900	910,809
2.38%, 01/13/22	3,720	3,837,738
2.75%, 06/19/23	4,195	4,500,983
Federal National Mortgage Association
0.25%, 07/10/23	15,000	15,006,450
0.50%, 06/17/25	13,000	13,064,220
0.63%, 04/22/25	200	202,122

53

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Agency Obligations (continued)
1.25%, 05/06/21	$1,700	$1,714,450
1.25%, 08/17/21	900	910,449
1.38%, 02/26/21	850	855,839
1.38%, 10/07/21	875	887,801
1.75%, 07/02/24	6,750	7,128,810
1.88%, 04/05/22	1,500	1,543,080
2.00%, 01/05/22	790	810,753
2.00%, 10/05/22	1,800	1,870,434
2.25%, 04/12/22	525	543,617
2.38%, 01/19/23	2,610	2,750,470
2.50%, 02/05/24	705	759,891
2.63%, 01/11/22	410	424,580
2.63%, 09/06/24	2,350	2,576,822
2.88%, 10/30/20	2,750	2,768,205
2.88%, 09/12/23	800	865,240

		83,225,023

U.S. Government Obligations — 45.0%
U.S. Treasury Note/Bond
0.13%, 04/30/22	11,000	11,000,430
0.13%, 05/31/22	2,100	2,100,164
0.25%, 06/15/23	5,000	5,018,359
0.25%, 05/31/25	10,000	10,021,875
0.25%, 06/30/25	38,100	38,168,461
0.38%, 03/31/22	30,000	30,125,391
0.38%, 04/30/25	3,100	3,125,187
0.50%, 03/31/25	30,800	31,230,719
1.13%, 08/31/21	23,000	23,246,172
1.13%, 09/30/21	10,100	10,215,598
1.13%, 02/28/25	8,000	8,340,625
1.25%, 10/31/21	11,400	11,557,195
1.25%, 07/31/23	29,500	30,491,016
1.38%, 06/30/23	4,000	4,145,313
1.38%, 08/31/23	39,500	41,015,195
1.38%, 09/30/23	54,800	56,953,469
1.38%, 01/31/25	9,000	9,476,016
1.50%, 01/31/22	10,700	10,918,598
1.50%, 08/15/22	5,000	5,140,625
1.50%, 09/15/22	18,000	18,528,750
1.50%, 02/28/23	13,000	13,461,094
1.50%, 03/31/23	2,000	2,073,437
1.50%, 09/30/24	11,500	12,131,602
1.50%, 10/31/24	15,000	15,836,719
1.63%, 08/15/22	11,200	11,542,125
1.63%, 08/31/22	2,500	2,577,930
1.63%, 11/15/22	25,000	25,857,422
1.63%, 04/30/23	2,000	2,082,344
1.63%, 05/31/23	11,800	12,300,578
1.75%, 11/30/21	8,000	8,171,562
1.75%, 02/28/22	9,550	9,793,227
1.75%, 03/31/22	6,000	6,161,250
1.75%, 04/30/22	6,700	6,889,746
1.75%, 05/15/22	24,550	25,256,771
1.75%, 05/31/22	26,600	27,386,570
1.75%, 06/15/22	16,000	16,486,875
1.75%, 06/30/22	5,900	6,082,301
1.75%, 07/15/22	6,500	6,705,664
1.75%, 09/30/22	12,300	12,731,461
1.75%, 01/31/23	18,000	18,729,844
1.75%, 05/15/23	16,000	16,726,250
1.75%, 06/30/24	11,500	12,210,664

Security	Par (000)	Value

U.S. Government Obligations (continued)
1.75%, 07/31/24	$12,500	$13,287,109
1.75%, 12/31/24	15,000	16,028,906
1.88%, 11/30/21	5,000	5,115,430
1.88%, 01/31/22	22,500	23,085,352
1.88%, 02/28/22	26,250	26,972,900
1.88%, 03/31/22	8,200	8,437,352
1.88%, 04/30/22	15,250	15,714,053
1.88%, 05/31/22	12,400	12,794,766
1.88%, 07/31/22	8,500	8,796,172
1.88%, 08/31/22	8,200	8,498,531
1.88%, 09/30/22	12,200	12,661,312
1.88%, 10/31/22	4,000	4,157,187
1.88%, 08/31/24	19,800	21,172,078
2.00%, 08/31/21	10,500	10,711,230
2.00%, 10/31/21	6,500	6,650,059
2.00%, 11/15/21	8,700	8,908,324
2.00%, 12/31/21	13,546	13,902,112
2.00%, 02/15/22	14,300	14,708,891
2.00%, 07/31/22	9,100	9,439,828
2.00%, 10/31/22	8,200	8,544,656
2.00%, 11/30/22	5,500	5,740,195
2.00%, 02/15/23	8,000	8,380,000
2.00%, 04/30/24	34,500	36,877,266
2.00%, 06/30/24	14,000	15,001,875
2.00%, 02/15/25	27,500	29,736,524
2.13%, 08/15/21	4,300	4,388,184
2.13%, 09/30/21	60,500	61,896,699
2.13%, 12/31/21	34,000	34,952,266
2.13%, 05/15/22	9,900	10,252,301
2.13%, 06/30/22	12,500	12,976,074
2.13%, 12/31/22	16,300	17,085,711
2.13%, 11/30/23	7,000	7,461,562
2.13%, 02/29/24	37,000	39,613,125
2.13%, 03/31/24	18,000	19,296,562
2.13%, 07/31/24	13,900	14,982,680
2.13%, 09/30/24	15,000	16,210,547
2.13%, 11/30/24	7,800	8,451,422
2.13%, 05/15/25	2,000	2,182,187
2.25%, 04/15/22	9,500	9,841,777
2.25%, 12/31/23	8,350	8,948,852
2.25%, 01/31/24	23,000	24,689,062
2.25%, 04/30/24	12,600	13,584,375
2.25%, 10/31/24	7,200	7,829,438
2.25%, 11/15/24	19,600	21,328,781
2.25%, 12/31/24	9,000	9,813,516
2.38%, 03/15/22	22,500	23,317,383
2.38%, 01/31/23	7,000	7,392,109
2.38%, 02/29/24	14,000	15,111,250
2.38%, 08/15/24	23,400	25,473,094
2.50%, 01/15/22	32,050	33,147,963
2.50%, 02/15/22	12,000	12,435,469
2.50%, 03/31/23	8,000	8,506,250
2.50%, 08/15/23	6,000	6,430,781
2.50%, 01/31/24	16,500	17,853,516
2.50%, 05/15/24	28,000	30,474,063
2.50%, 01/31/25	9,300	10,259,789
2.63%, 02/28/23	5,500	5,854,062
2.63%, 06/30/23	8,750	9,385,742
2.63%, 03/31/25	5,250	5,839,395
2.75%, 09/15/21	26,200	26,965,531

54

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)		Value

U.S. Government Obligations (continued)
2.75%, 04/30/23	$13,800		$14,792,953
2.75%, 05/31/23	5,000		5,370,312
2.75%, 07/31/23	16,500		17,792,930
2.75%, 08/31/23	12,000		12,964,688
2.75%, 02/28/25	12,450		13,896,340
2.75%, 06/30/25	14,000		15,730,312
2.88%, 10/15/21	9,000		9,294,961
2.88%, 11/15/21	130,000		134,599,355
2.88%, 09/30/23	8,000		8,692,500
2.88%, 11/30/23	9,900		10,798,734
2.88%, 04/30/25	22,100		24,881,492
2.88%, 05/31/25	35,000		39,476,172
7.13%, 02/15/23	6,500		7,651,211
7.25%, 08/15/22	1,000		1,144,219
7.50%, 11/15/24	20,000		26,228,125
8.00%, 11/15/21	1,000		1,100,352
U.S. Treasury Note/Bond — When Issued, 0.13%, 07/15/23	12,000		12,000,938

			1,917,983,814

Total U.S. Government & Agency Obligations — 53.2% (Cost: $2,197,128,718)			2,270,401,850

Common Stocks

Diversified Financial Services — 0.0%
HoldCo.(l)	16		0	(m)

Oil, Gas & Consumable Fuels — 0.0%
Pioneer Energy Services Corp.(l)(n)	0	(o)	6,369

Total Common Stocks — 0.0% (Cost $52,610)			6,369

Preferred Stocks

Diversified Financial Services — 0.0%
HoldCo. Preference Shares(l)	0	(o)	0	(m)

Total Preferred Stocks — 0.0% (Cost $97)			—

Warrants

Advertising — 0.0%
Affinion Group Inc. (Expires 12/12/23)(l)(n)	0	(o)	0	(m)

Oil & Gas — 0.0%
SM Energy Co. (Expires 06/30/23)(n)	5		13,997

Total Warrants — 0.0% (Cost $20,425)			13,997

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 3.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.40%(p)(q)	129,648	$129,790,973
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.12%(p)(q)(r)	20,056	20,056,262

		149,847,235

Total Short-Term Investments — 3.5% (Cost: $149,756,068)		149,847,235

Total Investments in Securities — 102.9% (Cost: $4,269,888,214)		4,390,094,204

Other Assets, Less Liabilities — (2.9)%		(123,358,944)

Net Assets — 100.0%		$4,266,735,260

(a)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	All or a portion of this security is on loan.
(e)	Perpetual security with no stated maturity date.
(f)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(g)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(h)	Payment-in-kind (“PIK”) bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.
(i)	Zero-coupon bond.
(j)	Issuer filed for bankruptcy and/or is in default.
(k)	TBA transaction.
(l)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(m)	Rounds to less than $1.
(n)	Non-income producing security.
(o)	Rounds to less than 1,000.
(p)	Affiliate of the Fund.
(q)	Annualized 7-day yield as of period-end.
(r)	All or a portion of this security was purchased with cash collateral received from loaned securities.

55

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Core 1-5 Year USD Bond ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/19	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/20	Shares Held at 07/31/20 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$71,644,239	$58,076,604	(a)	$—		$4,337	$65,793	$129,790,973	129,648	$868,647		$—
BlackRock Cash Funds: Treasury, SL Agency Shares	29,770,269	—		(9,714,007	)(a)	—	—	20,056,262	20,056	154,707	(b)	—

						$4,337	$65,793	$149,847,235		$1,023,354		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3		Total
Investments
Assets
Asset-Backed Securities	$—	$29,254,808	$—		$29,254,808
Collaterized Mortgage Obligations	—	58,346,780	—		58,346,780
Corporate Bonds & Notes	—	1,587,208,624	—		1,587,208,624
Foreign Government Obligations	—	292,155,851	—		292,155,851
Municipal Debt Obligations	—	2,858,690	—		2,858,690
U.S. Government & Agency Obligations	—	2,270,401,850	—		2,270,401,850
Common Stocks	—	—	6,369		6,369
Preferred Stocks	—	—	0	(a)	—
Warrants	—	13,997	0	(a)	13,997
Money Market Funds	149,847,235	—	—		149,847,235

	$149,847,235	$4,240,240,600	$6,369		$4,390,094,204

(a)	Rounds to less than $1.

Portfolio Abbreviations — Equity

JSC	Joint Stock Company

Portfolio Abbreviations — Fixed Income

BAB	Build America Bond

GO	General Obligation

LIBOR	London Interbank Offered Rate

PIK	Payment-in-kind

RB	Revenue Bond

56